September 30, 1999
                                    Tax-Free
                                      Bond
                                   Portfolios

                                 ANNUAL REPORT
                                TO SHAREHOLDERS



Not FDICInsured                                                [GRAPHIC OMITTED]
 May Lose Value                                                        BLACKROCK
No Bank Guarantee                                                          FUNDS
                                        Pure Investment Style(REGISTRATION MARK)

                                 BLACKROCK FUNDS
                            TAX-FREE BOND PORTFOLIOS

* Tax-Free Income                        * Ohio Tax-Free Income

* Pennsylvania Tax-Free Income           * Delaware Tax-Free Income

* New Jersey Tax-Free Income             * Kentucky Tax-Free Income

                                TABLE of CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Tax-Free Income........................................................  3
      Pennsylvania Tax-Free Income...........................................  4
      New Jersey Tax-Free Income.............................................  5
      Ohio Tax-Free Income...................................................  6
      Delaware Tax-Free Income...............................................  7
      Kentucky Tax-Free Income...............................................  8
      Note on Performance Information........................................  9
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................10-38
      Tax-Free Income Statement of Assets & Liabilities...................... 15
      Pennsylvania Tax-Free Income Statement of Assets & Liabilities......... 25
      New Jersey Tax-Free Income Statement of Assets & Liabilities........... 29
      Ohio Tax-Free Income Statement of Assets & Liabilities................. 32
      Delaware Tax-Free Income Statement of Assets & Liabilities............. 35
      Kentucky Tax-Free Income Statement of Assets & Liabilities............. 39
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 40
      Statements of Changes in Net Assets..................................42-43
      Financial Highlights.................................................44-49
NOTES TO FINANCIAL STATEMENTS..............................................50-57
REPORT OF INDEPENDENT ACCOUNTANTS............................................ 58

                                 BLACKROCK FUNDS

October 14, 1999

Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the fiscal year ended September 30, 1999, our last annual report of the millenium.

      As we look ahead to the new millenium the future looks promising. While the Fed has indicated a bias to tightening, interest rates remain low and stable. Inflation still seems to be in check, despite a general consensus that world economies are strengthening. Over the past twelve months the S&P 500 moved ahead by 27.8%, and the Dow did even better, returning 34.0%. Broadly, stocks performed better than bonds over the same period, as the total return of the Lehman Aggregate Index was -0.38%.

      However, these numbers tell only part of the story. A closer look reveals that much of the equity market's performance was generated in the last quarter of 1998. As an example, the performance of the S&P 500 for the first nine months of 1999 is only 5.87%. Additionally, performance has been narrow, with the largest growth stocks (and, to some degree, the Internet sector) leading the way. In other words, it looks like the great bull market of recent years may have slowed its charge. It is still moving forward, but with less energy.

      What should investors do?

      We believe that the symbolism of the new millenium is appropriate for investors. The idea that we are marking the passing of 1,000 years of human history is a wonderful reminder of the virtue of patience.

      While we will be hearing much exaggeration and cosmic rhetoric about the "new age" of investing, we believe that this is a good time to call to mind a concept that has proven its worth over many years of investment history. This is the idea of "regression to the mean," which basically means that, over time, markets tend to perform as they have always performed.

      According to Ibbotson, from 1926 to 1998, the market for large company stocks as measured by the S&P 500 Index has returned 11.22% annually. This is a respectable return but significantly less generous than the S&P has been returning in recent years. Therefore, if you believe that markets will revert to their historical performance, this figure is a more realistic long-term planning tool. On the other hand, if you are mesmerized by the recent dazzling performance of internet stocks, 11.22% may look paltry.

      Will the concept of "regression to the mean" impact markets in the new millenium as it has in the past? Or have we really entered a new age in which valuations are based on new and non-traditional measures and that markets can continue to climb higher indefinitely. This is what some observers think. For example, consider that the total market capitalization of AOL is approximately $136 billion, which is nearly equal to the COMBINED market capitalizations of Dow Industrial components J.P. Morgan, Alcoa, General Motors and Philip Morris. There is even a best-selling book titled "Dow 36,000" whose authors believe that the DJIA should be three times as high because they believe that "old" methods of valuation are out of date and do not reflect the realities of the new information economy. Of course we cannot predict the future, but we believe that while certain factors may change, markets will continue to fluctuate in the future as they have in the past.

                                BLACKROCK FUNDS

      BlackRock was founded on the belief that adhering to a disciplined investment approach that seeks to manage risk rather than attempt to time the markets will add value to client portfolios. That's why we continue to believe that the best course of action in the new millenium is the same as it was in the old: 1) work with your financial adviser to set your goals; 2) plan and implement a sensible asset allocation that meets your goals and fits with your personal ability to tolerate risk; and 3) consult with your financial advisor to make ongoing adjustments.

      We also believe that mutual funds, which provide a diversified investment portfolio and professional management, may be the most appropriate investment vehicle for individual investors.

      BlackRock Funds takes pride in the completeness of its mutual fund offerings. We currently offer 36 different portfolios which can meet the needs of virtually any investor regardless of investment goal and risk tolerance. In addition to the traditional asset classes, we also offer funds such as International Small Cap Equity, Micro-Cap Equity and High Yield Bond for investors that are interested in more specialized markets.

      Continued thanks for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,

/S/ KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                            TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $321.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT  PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH MUNICIPAL YIELDS APPROACHED THEIR LOWEST LEVELS OF THE DECADE DURING LATE 1998 AND EARLY 1999, MUNICIPAL SECURITIES UNDERPERFORMED TREASURIES ON A PRE-TAX BASIS DURING THE ANNUAL PERIOD. THE MANAGER'S DECISION TO MAINTAIN A SHORTER THAN BENCHMARK DURATION AIDED THE PORTFOLIO'S TOTAL RETURN, AS INTEREST RATES ROSE FROM THEIR LOWS THROUGHOUT THE SECOND HALF OF THE PERIOD.
     (BULLET)FOR MUCH OF THE PERIOD, THE MANAGER OVERWEIGHTED THE INTERMEDIATE SECTOR OF THE MUNICIPAL YIELD CURVE, WHICH OFFERED GOOD RELATIVE VALUE. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.
     (BULLET)FURTHER BOOSTING THE PORTFOLIO'S RETURNS WAS THE MANAGER'S BIAS TOWARDS A DEFENSIVE COUPON STRUCTURE, WHICH WAS ACHIEVED BY ADDING PREMIUM COUPONS. THE PORTFOLIO BENEFITED FROM THIS BIAS AS INTEREST RATES ROSE DURING THE PAST SIX MONTHS.
     (BULLET)THE END OF THE PERIOD FINDS MUNICIPAL YIELDS AT ATTRACTIVE LEVELS, WHICH HAS PROMPTED INCREASED RETAIL PURCHASING OF INDIVIDUAL MUNICIPAL SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

                                [GRAPHIC OMITTED]
           EDGAR REPPRESENTATION OF DATA POINTS USED INPRINTED GRAPHIC

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.


         INSTITUTIONAL  SERVICE   INVESTOR  INVESTOR   INVESTOR LEHMAN MUNICIPAL
            CLASS        CLASS    A CLASS   B CLASS    C CLASS     BOND INDEX
5/14/90    $10,000      $10,000   $ 9,600   $10,000    $10,000     $10,000
JUN-90      10,118       10,118     9,662    10,118     10,118      10,234
SEP-90      10,139       10,139     9,683    10,139     10,139      10,240
DEC-90      10,513       10,513    10,040    10,513     10,513      10,681
MAR-91      10,720       10,720    10,238    10,720     10,720      10,923
JUN-91      10,919       10,919    10,428    10,919     10,919      11,156
SEP-91      11,296       11,296    10,787    11,296     11,296      11,590
DEC-91      11,708       11,708    11,181    11,708     11,708      11,979
MAR-92      11,776       11,776    11,247    11,776     11,776      12,015
JUN-92      12,215       12,215    11,665    12,215     12,215      12,471
SEP-92      12,504       12,504    11,942    12,504     12,504      12,802
DEC-92      12,744       12,744    12,170    12,744     12,744      13,035
MAR-93      13,246       13,246    12,650    13,246     13,246      13,518
JUN-93      13,708       13,708    13,091    13,708     13,708      13,961
SEP-93      14,200       14,194    13,551    14,189     14,189      14,432
DEC-93      14,412       14,400    13,738    14,385     14,385      14,635
MAR-94      13,430       13,410    12,786    13,389     13,389      13,832
JUN-94      13,615       13,587    12,948    13,558     13,558      13,985
SEP-94      13,661       13,625    12,978    13,590     13,590      14,080
DEC-94      13,455       13,395    12,764    13,365     13,365      13,878
MAR-95      14,555       14,496    13,793    14,443     14,443      14,859
JUN-95      14,810       14,737    14,014    14,674     14,674      15,218
SEP-95      15,242       15,156    14,404    15,083     15,083      15,656
DEC-95      15,941       15,825    15,031    15,739     15,739      16,302
MAR-96      15,806       15,694    14,900    15,602     15,602      16,105
JUN-96      15,953       15,828    15,026    15,734     15,734      16,228
SEP-96      16,378       16,237    15,408    16,104     16,104      16,602
DEC-96      16,853       16,696    15,837    16,522     16,522      17,025
MAR-97      16,838       16,669    15,805    16,458     16,458      16,985
JUN-97      17,446       17,258    16,439    16,999     16,999      17,571
SEP-97      18,032       17,824    16,971    17,550     17,516      18,101
DEC-97      18,560       18,332    17,448    18,043     17,975      18,592
MAR-98      18,805       18,559    17,656    18,258     18,155      18,806
JUN-98      19,080       18,815    17,892    18,502     18,363      19,092
SEP-98      19,629       19,344    18,386    19,013     18,835      19,678
DEC-98      19,753       19,450    18,480    19,110     18,896      19,797
MAR-99      19,856       19,536    18,554    19,187     18,935      19,972
JUN-99      19,510       19,180    18,209    18,796     18,549      19,619
SEP-99      19,301       18,960    17,992    17,980     18,293      19,540

                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                                 Taxable               Taxable               Taxable        From        Taxable
                                      1 Year   Equivalent*  3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                     -------   -----------  ------   -----------   ------   -----------   ---------   -----------
  Institutional Class                (1.68)%     (2.43)%     5.62%      8.14%       7.15%      10.36%       7.25%       10.51%
  Service Class                      (1.97)%     (2.86)%     5.30%      7.68%       6.84%       9.91%       7.05%       10.22%
  Investor A Class (Load Adjusted)   (6.06)%     (8.78)%     3.71%      5.38%       5.77%       8.36%       6.46%        9.36%
  Investor A Class (NAV)             (2.14)%     (3.10)%     5.13%      7.43%       6.64%       9.62%       6.92%       10.03%
  Investor B Class (Load Adjusted)   (7.21)%    (10.45)%     3.11%      4.51%       5.70%       8.26%       6.64%        9.62%
  InvestorBClass (NAV)               (2.87)%     (4.16)%     4.35%      6.30%       6.13%       8.88%       6.64%        9.62%
  Investor C Class (Load Adjusted)   (3.84)%     (5.58)%     4.35%      6.30%       6.13%       8.88%       6.64%        9.62%
  Investor C Class (NAV)             (2.87)%     (4.16)%     4.35%      6.30%       6.13%       8.88%       6.64%        9.62%

*Taxable equivalent total return is based on the annualized total return and a federal tax rate of 39.6%. It represents the return on a taxable investment necessary to equal the after-tax return of the BlackRock Tax-Free
 Income Portfolio.

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 1/21/93; Service Shares, 7/29/93; Investor B Shares, 7/18/96 and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 9 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $1.1 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH MUNICIPAL YIELDS APPROACHED THEIR LOWEST LEVELS OF THE DECADE DURING LATE 1998 AND EARLY 1999, MUNICIPAL SECURITIES UNDERPERFORMED TREASURIES ON A PRE-TAX BASIS DURING THE ANNUAL PERIOD. THE MANAGER'S DECISION TO MAINTAIN A SHORTER THAN BENCHMARK DURATION AIDED THE PORTFOLIO'S TOTAL RETURN, AS INTEREST RATES ROSE FROM THEIR LOWS THROUGHOUT THE SECOND HALF OF THE PERIOD.
     (BULLET)FOR MUCH OF THE PERIOD, THE MANAGER OVERWEIGHTED THE INTERMEDIATE SECTOR OF THE MUNICIPAL YIELD CURVE, WHICH OFFERED GOOD RELATIVE VALUE. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.
     (BULLET)FURTHER BOOSTING THE PORTFOLIO'S RETURNS WAS THE MANAGER'S BIAS TOWARDS A DEFENSIVE COUPON STRUCTURE, WHICH WAS ACHIEVED BY ADDING PREMIUM COUPONS. THE PORTFOLIO BENEFITED FROM THIS BIAS AS INTEREST RATES ROSE DURING THE PAST SIX MONTHS.
     (BULLET)THE END OF THE PERIOD FINDS MUNICIPAL YIELDS AT ATTRACTIVE LEVELS, WHICH HAS PROMPTED INCREASED RETAIL PURCHASING OF INDIVIDUAL MUNICIPAL SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

                                [GRAPHIC OMITTED]
          EDGAR REPPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME
  PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

         INSTITUTIONAL  SERVICE   INVESTOR  INVESTOR   INVESTOR LEHMAN MUNICIPAL
            CLASS        CLASS    A CLASS   B CLASS    C CLASS     BOND INDEX
12/1/92    $10,000      $10,000   $ 9,600   $10,000    $10,000     $10,000
DEC-92      10,080       10,080     9,626    10,080     10,080      10,182
MAR-93      10,492       10,492    10,020    10,492     10,492      10,560
JUN-93      10,809       10,809    10,322    10,809     10,809      10,905
SEP-93      11,142       11,165    10,667    11,170     11,170      11,274
DEC-93      11,324       11,341    10,841    11,352     11,352      11,432
MAR-94      10,614       10,621    10,159    10,638     10,638      10,805
JUN-94      10,746       10,746    10,284    10,769     10,769      10,924
SEP-94      10,813       10,808    10,337    10,824     10,824      10,999
DEC-94      10,545       10,533    10,069    10,518     10,518      10,841
MAR-95      11,353       11,332    10,828    11,296     11,296      11,607
JUN-95      11,614       11,585    11,064    11,526     11,526      11,888
SEP-95      11,981       11,944    11,400    11,859     11,859      12,230
DEC-95      12,483       12,439    11,867    12,326     12,326      12,734
MAR-96      12,343       12,283    11,716    12,145     12,145      12,580
JUN-96      12,448       12,379    11,802    12,212     12,212      12,677
SEP-96      12,734       12,653    12,059    12,455     12,455      12,969
DEC-96      13,058       12,966    12,353    12,733     12,733      13,299
MAR-97      13,010       12,909    12,294    12,648     12,648      13,268
JUN-97      13,413       13,294    12,713    12,997     12,997      13,726
SEP-97      13,810       13,679    13,076    13,341     13,341      14,140
DEC-97      14,198       14,052    13,429    13,675     13,675      14,523
MAR-98      14,371       14,212    13,578    13,806     13,806      14,690
JUN-98      14,600       14,428    13,779    14,004     14,004      14,914
SEP-98      14,985       14,799    14,127    14,351     14,351      15,372
DEC-98      15,065       14,867    14,187    14,404     14,404      15,464
MAR-99      15,185       14,976    14,285    14,496     14,496      15,601
JUN-99      14,933       14,717    14,032    14,232     14,232      15,325
SEP-99      14,861       14,634    13,949    13,858     14,141      15,264

                      FOR PERIOD ENDING SEPTEMBER 30, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                 Taxable              Taxable               Taxable         From        Taxable
                                      1 Year   Equivalent*  3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                     -------   -----------  ------   -----------   ------   -----------   ---------   -----------
  Institutional Class                (0.82)%     (1.42)%     5.28%      9.17%       6.57%      11.41%       5.97%       10.36%
  Service Class                      (1.11)%     (1.93)%     4.97%      8.63%       6.26%      10.87%       5.73%        9.95%
  Investor A Class (Load Adjusted)   (5.17)%     (8.98)%     3.39%      5.89%       5.23%       9.08%       4.99%        8.66%
  Investor A Class (NAV)             (1.25)%     (2.17)%     4.82%      8.37%       6.10%      10.59%       5.62%        9.76%
  Investor B Class (Load Adjusted)   (6.61)%    (11.48)%     2.81%      4.88%       4.93%       8.56%       5.07%        8.80%
  InvestorBClass (NAV)               (2.21)%     (3.84)%     4.06%      7.05%       5.36%       9.31%       5.07%        8.80%
  Investor C Class (Load Adjusted)   (2.86)%     (4.97)%     4.16%      7.22%       5.42%       9.41%       5.12%        8.89%
  Investor C CLass (NAV)             (1.93)%     (3.35)%     4.16%      7.22%       5.42%       9.41%       5.12%        8.89%

*Taxable equivalent total return is based on the annualized total return and a combined federal and statae tax rate of 42.4%. It represents the return on a taxable investment necessary to equal the after-tax return of the BlackRock Pennsylvania Tax-Free Income Portfolio.

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional and Investor A Shares, 12/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94 and Investor C Shares, 8/14/98. See "Note on Performance Information" on page 9 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $161.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:

     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND NEW JERSEY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH MUNICIPAL YIELDS APPROACHED THEIR LOWEST LEVELS OF THE DECADE DURING LATE 1998 AND EARLY 1999, MUNICIPAL SECURITIES UNDERPERFORMED TREASURIES ON A PRE-TAX BASIS DURING THE ANNUAL PERIOD. THE MANAGER'S DECISION TO MAINTAIN A SHORTER THAN BENCHMARK DURATION AIDED THE PORTFOLIO'S TOTAL RETURN, AS INTEREST RATES ROSE FROM THEIR LOWS THROUGHOUT THE SECOND HALF OF THE PERIOD.
     (BULLET)FOR MUCH OF THE PERIOD, THE MANAGER OVERWEIGHTED THE INTERMEDIATE SECTOR OF THE MUNICIPAL YIELD CURVE, WHICH OFFERED GOOD RELATIVE VALUE. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.
     (BULLET)FURTHER BOOSTING THE PORTFOLIO'S RETURNS WAS THE MANAGER'S BIAS TOWARDS A DEFENSIVE COUPON STRUCTURE, WHICH WAS ACHIEVED BY ADDING PREMIUM COUPONS. THE PORTFOLIO BENEFITED FROM THIS BIAS AS INTEREST RATES ROSE DURING THE PAST SIX MONTHS.
     (BULLET)THE END OF THE PERIOD FINDS MUNICIPAL YIELDS AT ATTRACTIVE LEVELS, WHICH HAS PROMPTED INCREASED RETAIL PURCHASING OF INDIVIDUAL MUNICIPAL SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

                                [GRAPHIC OMITTED]
          EDGAR REPPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE
       INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND
                            AT EACH FISCAL YEAR END.

         INSTITUTIONAL  SERVICE   INVESTOR  INVESTOR   INVESTOR LEHMAN MUNICIPAL
            CLASS        CLASS    A CLASS   B CLASS    C CLASS     BOND INDEX
7/1/91     $10,000      $10,000   $ 9,600   $10,000    $10,000     $10,000
SEP-91      10,357       10,357     9,891    10,357     10,357      10,389
DEC-91      10,736       10,736    1,0253    10,736     10,736      10,738
MAR-92      10,775       10,775    1,0290    10,775     10,775      10,770
JUN-92      11,205       11,205    1,0701    11,205     11,205      11,179
SEP-92      11,462       11,462    1,0946    11,462     11,462      11,475
DEC-92      11,691       11,691    1,1165    11,691     11,691      11,684
MAR-93      12,098       12,098    1,1553    12,098     12,098      12,118
JUN-93      12,514       12,514    1,1951    12,514     12,514      12,514
SEP-93      12,867       12,867    1,2288    12,867     12,867      12,937
DEC-93      13,045       13,045    1,2458    13,045     13,045      13,119
MAR-94      12,370       12,370    1,1813    12,370     12,370      12,399
JUN-94      12,504       12,504    1,1942    12,504     12,504      12,536
SEP-94      12,583       12,583    1,2017    12,583     12,583      12,622
DEC-94      12,432       12,432    1,1873    12,432     12,432      12,440
MAR-95      13,195       13,195    1,2601    13,195     13,195      13,320
JUN-95      13,454       13,454    1,2848    13,454     13,454      13,642
SEP-95      13,802       13,802    1,3181    13,802     13,802      14,034
DEC-95      14,289       14,289    1,3646    14,289     14,289      14,613
MAR-96      14,158       14,158    1,3519    14,156     14,156      14,437
JUN-96      14,198       14,198    1,3546    14,184     14,184      14,547
SEP-96      14,445       14,445    1,3776    14,398     14,398      14,882
DEC-96      14,808       14,808    1,4115    14,725     14,725      15,261
MAR-97      14,768       14,768    1,4072    14,653     14,653      15,226
JUN-97      15,185       15,185    1,4534    15,028     15,028      15,751
SEP-97      15,623       15,623    1,4946    15,429     15,429      16,226
DEC-97      16,035       16,035    1,5334    15,800     15,800      16,666
MAR-98      16,167       16,167    1,5453    15,893     15,893      16,858
JUN-98      16,406       16,403    1,5673    16,088     16,088      17,114
SEP-98      16,932       16,916    1,6157    16,585     16,555      17,640
DEC-98      17,021       16,990    1,6221    16,652     16,590      17,746
MAR-99      17,089       17,045    1,6267    16,700     16,605      17,903
JUN-99      16,752       16,695    1,5927    16,319     16,226      17,586
SEP-99      16,705       16,635    1,5863    15,736     16,130      17,516

                      FOR PERIOD ENDING SEPTEMBER 30, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                Taxable                 Taxable               Taxable        From      Taxable
                                      1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*  Inception   Equivalent*
                                     -------   -----------   ------   -----------   ------   -----------  ---------   -----------
  Institutional Class                (1.35)%     (2.50)%     4.96%      9.19%       5.83%      10.80%       6.41%       11.87%
  Service Class                      (1.65)%     (3.06)%     4.81%      8.91%       5.74%      10.63%       6.36%       11.78%
  Investor A Class (Load Adjusted)   (5.75)%    (10.65)%     3.22%      5.96%       4.75%       8.80%       5.76%       10.67%
  Investor A Class (NAV)             (1.82)%     (3.37)%     4.64%      8.59%       5.61%      10.39%       6.28%       11.63%
  Investor B Class (Load Adjusted)   (6.95)%    (12.87)%     2.63%      4.87%       4.67%       8.65%       5.96%       11.04%
  InvestorBClass (NAV)               (2.55)%     (4.72)%     3.86%      7.15%       5.09%       9.43%       5.96%       11.04%
  InvestorCClass (Load Adjusted)     (3.52)%      6.52%      3.86%      7.15%       5.09%       9.43%       5.96%       11.04%
  InvestorCClass (NAV)               (2.55)%     (4.72)%     3.86%      7.15%       5.09%       9.43%       5.96%       11.04%

*Taxable equivalent total return is based on the annualized total return and a combined federal and statae tax rate of 46%. It represents the return on a taxable investment necessary to equal the after-tax return of the BlackRock New Jersey Tax-Free Income Portfolio.

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor A Shares, 1/26/96; Investor B Shares, 7/2/96; Institutional Shares, 5/4/98 and Investor C shares, 12/9/98. See "Note on Performance Information" on page 9 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         OHIO TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $97.4 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND OHIO STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH MUNICIPAL YIELDS APPROACHED THEIR LOWEST LEVELS OF THE DECADE DURING LATE 1998 AND EARLY 1999, MUNICIPAL SECURITIES UNDERPERFORMED TREASURIES ON A PRE-TAX BASIS DURING THE ANNUAL PERIOD. THE MANAGER'S DECISION TO MAINTAIN A SHORTER THAN BENCHMARK DURATION AIDED THE PORTFOLIO'S TOTAL RETURN, AS INTEREST RATES ROSE FROM THEIR LOWS THROUGHOUT THE SECOND HALF OF THE PERIOD.
     (BULLET)FOR MUCH OF THE PERIOD, THE MANAGER OVERWEIGHTED THE INTERMEDIATE SECTOR OF THE MUNICIPAL YIELD CURVE, WHICH OFFERED GOOD RELATIVE VALUE. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.
     (BULLET)FURTHER BOOSTING THE PORTFOLIO'S RETURNS WAS THE MANAGER'S BIAS TOWARDS A DEFENSIVE COUPON STRUCTURE, WHICH WAS ACHIEVED BY ADDING PREMIUM COUPONS. THE PORTFOLIO BENEFITED FROM THIS BIAS AS INTEREST RATES ROSE DURING THE PAST SIX MONTHS.
     (BULLET)THE END OF THE PERIOD FINDS MUNICIPAL YIELDS AT ATTRACTIVE LEVELS, WHICH HAS PROMPTED INCREASED RETAIL PURCHASING OF INDIVIDUAL MUNICIPAL SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

                                [GRAPHIC OMITTED]
          EDGAR REPPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE
      INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.

         INSTITUTIONAL  SERVICE   INVESTOR  INVESTOR   INVESTOR LEHMAN MUNICIPAL
            CLASS        CLASS    A CLASS   B CLASS    C CLASS     BOND INDEX
12/1/92    $10,000      $10,000   $ 9,600   $10,000    $10,000     $10,000
DEC-92      10,010       10,010     9,560    10,010     10,010      10,182
MAR-93      10,270       10,270     9,808    10,270     10,270      10,560
JUN-93      10,561       10,561    10,086    10,561     10,561      10,905
SEP-93      10,910       10,907    10,420    10,911     10,911      11,274
DEC-93      11,024       11,014    10,529    11,025     11,025      11,432
MAR-94      10,346       10,330     9,881    10,347     10,347      10,805
JUN-94      10,442       10,420     9,973    10,443     10,443      10,924
SEP-94      10,498       10,469    10,026    10,499     10,499      10,999
DEC-94      10,310       10,276     9,843    10,281     10,281      10,841
MAR-95      11,076       11,033    10,568    11,018     11,018      11,607
JUN-95      11,300       11,249    10,774    11,211     11,211      11,888
SEP-95      11,625       11,565    11,075    11,503     11,503      12,230
DEC-95      12,145       12,073    11,560    11,985     11,985      12,734
MAR-96      11,950       11,870    11,361    11,756     11,756      12,580
JUN-96      12,046       11,957    11,440    11,815     11,815      12,677
SEP-96      12,335       12,234    11,700    12,061     12,061      12,969
DEC-96      12,646       12,533    11,981    12,330     12,330      13,299
MAR-97      12,612       12,490    11,936    12,260     12,260      13,268
JUN-97      13,001       12,867    12,355    12,600     12,600      13,726
SEP-97      13,385       13,238    12,706    12,934     12,934      14,140
DEC-97      13,739       13,577    13,026    13,236     13,236      14,523
MAR-98      13,864       13,691    13,130    13,316     13,316      14,690
JUN-98      14,084       13,899    13,323    13,488     13,488      14,914
SEP-98      14,531       14,328    13,730    13,874     13,874      15,372
DEC-98      14,612       14,397    13,790    13,909     13,909      15,464
MAR-99      14,714       14,488    13,871    13,964     13,964      15,601
JUN-99      14,364       14,131    13,525    13,589     13,589      15,325

                      FOR PERIOD ENDING SEPTEMBER 30, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                 Taxable               Taxable               Taxable         From        Taxable
                                      1 Year   Equivalent*   3 Year  Equivalent*   5 Year   Equivalent*   Inception    Equivalent*
                                     -------    ----------   ------  -----------   ------   ----------    ---------    -----------
  Institutional Class                (1.38)%     (2.59)%     5.13%      9.64%       6.43%      12.09%       5.41%       10.17%
  Service Class                      (1.68)%     (3.16)%     4.82%      9.06%       6.12%      11.50%       5.14%        9.66%
  Investor A Class (Load Adjusted)   (5.75)%    (10.81)%     3.23%      6.07%       5.12%       9.62%       4.46%        8.38%
  Investor A Class (NAV)             (1.85)%     (3.48)%     4.64%      8.72%       5.99%      11.26%       5.09%        9.57%
  Investor B Class (Load Adjusted)   (6.98)%    (13.12)%     2.63%      4.94%       4.76%       8.95%       4.51%        8.48%
  Investor B Class (NAV)             (2.58)%     (4.85)%     3.86%      7.26%       5.19%       9.76%       4.51%        8.48%
  Investor C Class (Load Adjusted)   (3.55)%     (6.67)%     3.86%      7.26%       5.19%       9.76%       4.51%        8.48%
  Investor C Class (NAV)             (2.58)%     (4.85)%     3.86%      7.26%       5.19%       9.76%       4.51%        8.48%

*Taxable equivalent total return is based on the annualized total return and a combined federal and state tax rate of 46.8%. It represents the return on a taxable investment necessary to equal the after-tax return of the BlackRock Ohio Tax-Free Income Portfolio.

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional and Investor A Shares, 12/1/92; Service Shares, 7/29/93; Investor B Shares, 10/13/94 and Investor C Shares, 8/26/98. See "Note on Performance Information" on page 9 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       DELAWARE TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $113.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND DELAWARE STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH MUNICIPAL YIELDS APPROACHED THEIR LOWEST LEVELS OF THE DECADE DURING LATE 1998 AND EARLY 1999, MUNICIPAL SECURITIES UNDERPERFORMED TREASURIES ON A PRE-TAX BASIS DURING THE ANNUAL PERIOD. THE MANAGER'S DECISION TO MAINTAIN A SHORTER THAN BENCHMARK DURATION AIDED THE PORTFOLIO'S TOTAL RETURN, AS INTEREST RATES ROSE FROM THEIR LOWS THROUGHOUT THE SECOND HALF OF THE PERIOD.
     (BULLET)FOR MUCH OF THE PERIOD, THE MANAGER OVERWEIGHTED THE INTERMEDIATE SECTOR OF THE MUNICIPAL YIELD CURVE, WHICH OFFERED GOOD RELATIVE VALUE. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.
     (BULLET)FURTHER BOOSTING THE PORTFOLIO'S RETURNS WAS THE MANAGER'S BIAS TOWARDS A DEFENSIVE COUPON STRUCTURE, WHICH WAS ACHIEVED BY ADDING PREMIUM COUPONS. THE PORTFOLIO BENEFITED FROM THIS BIAS AS INTEREST RATES ROSE DURING THE PAST SIX MONTHS.
     (BULLET)THE END OF THE PERIOD FINDS MUNICIPAL YIELDS AT ATTRACTIVE LEVELS, WHICH HAS PROMPTED INCREASED RETAIL PURCHASING OF INDIVIDUAL MUNICIPAL SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

                                [GRAPHIC OMITTED]
          EDGAR REPPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE
      INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND
                            AT EACH FISCAL YEAR END.

         INSTITUTIONAL   SERVICE  INVESTOR  INVESTOR   INVESTOR LEHMAN MUNICIPAL
             CLASS        CLASS   A CLASS    B CLASS   C CLASS    BOND INDEX
12/31/89   $10,000      $10,000   $ 9,600   $10,000    $10,000     $10,000
MAR-90      10,058       10,050     9,644    10,027     10,027      10,045
JUN-90      10,249       10,233     9,816    10,186     10,186      10,279
SEP-90      10,349       10,325     9,899    10,255     10,255      10,285
DEC-90      10,661       10,629    10,186    10,532     10,532      10,729
MAR-91      10,867       10,825    10,371    10,702     10,702      10,972
JUN-91      11,021       10,971    10,506    10,821     10,821      11,205
SEP-91      11,327       11,268    10,785    11,088     11,088      11,641
DEC-91      11,634       11,564    11,064    11,354     11,354      12,032
MAR-92      11,604       11,525    11,022    11,290     11,290      12,068
JUN-92      11,952       11,861    11,340    11,593     11,593      12,526
SEP-92      12,188       12,086    11,549    11,786     11,786      12,859
DEC-92      12,302       12,190    11,644    11,860     11,860      13,093
MAR-93      12,601       12,478    11,913    12,134     12,134      13,579
JUN-93      12,860       12,724    12,143    12,345     12,345      14,023
SEP-93      13,217       13,069    12,466    12,650     12,650      14,497
DEC-93      13,322       13,162    12,550    12,711     12,711      14,700
MAR-94      12,709       12,547    11,971    12,089     12,089      13,893
JUN-94      12,907       12,733    12,143    12,241     12,241      14,047
SEP-94      12,990       12,805    12,207    12,282     12,282      14,143
DEC-94      12,881       12,689    12,089    12,142     12,142      13,940
MAR-95      13,496       13,285    12,653    12,685     12,685      14,926
JUN-95      13,813       13,587    12,935    12,944     12,944      15,286
SEP-95      14,170       13,928    13,253    13,238     13,238      15,726
DEC-95      14,564       14,305    13,606    13,564     13,564      16,374
MAR-96      14,501       14,232    13,531    13,464     13,464      16,177
JUN-96      14,561       14,279    13,570    13,478     13,478      16,301
SEP-96      14,789       14,492    13,767    13,647     13,647      16,676
DEC-96      15,086       14,771    14,027    13,879     13,879      17,101
MAR-97      15,068       14,743    13,993    13,821     13,821      17,061
JUN-97      15,430       15,087    14,312    14,110     14,110      17,649
SEP-97      15,788       15,426    14,627    14,394     14,394      18,182
DEC-97      16,061       15,682    14,863    14,599     14,599      18,675
MAR-98      16,209       15,816    14,983    14,690     14,690      18,890
JUN-98      16,466       16,055    15,205    14,881     14,881      19,177
SEP-98      17,035       16,597    15,711    15,374     15,374      19,766
DEC-98      17,142       16,689    15,791    15,422     15,422      19,885
MAR-99      17,289       16,820    15,908    15,507     15,507      20,061
JUN-99      16,905       16,433    15,538    15,116     15,116      19,706
SEP-99      16,848       16,363    15,466    15,019     15,019      19,627

                      FOR PERIOD ENDING SEPTEMBER 30, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                Taxable                Taxable                 Taxable        From       Taxable
                                      1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                     -------   -----------   ------   -----------   ------   -----------   ---------   -----------
  Institutional Class                (1.10)%     (1.96)%     4.42%      7.86%       5.33%       9.48%       5.57%         9.91%
  Service Class                      (1.40)%     (2.49)%     4.12%      7.33%       5.01%       8.91%       5.26%         9.36%
  Investor A Class (Load Adjusted)   (5.50)%     (9.79)%     2.54%      4.52%       3.98%       7.08%       4.75%         8.45%
  Investor A Class (NAV)             (1.57)%     (2.79)%     3.94%      7.01%       4.83%       8.59%       5.08%         9.04%
  Investor B Class (Load Adjusted)   (6.71)%    (11.94)%     1.95%      3.47%       3.64%       6.48%       4.30%         7.65%
  InvestorBClass (NAV)               (2.31)%     (4.11)%     3.17%      5.64%       4.06%       7.22%       4.30%         7.65%
  Investor C Class (Load Adjusted)   (3.29)%     (5.85)%     3.17%      5.64%       4.06%       7.22%       4.30%         7.65%
  Investor C Class (NAV)             (2.31)%     (4.11)%     3.17%      5.64%       4.06%       7.22%       4.30%         7.65%

*Taxable equivalent total return is based on the annualized total return and a combined federal and statae tax rate of 43.8%. It represents the return on a taxable investment necessary to equal the after-tax return of the BlackRock Delaware Tax-Free Income Portfolio.

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the Delaware Tax-Free Income Portfolio was established to receive the assets of the DE Tax-Free Income Fund of PNC-DE. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the DE Tax-Free Income Fund for periods prior to the CTF Conversion.

The inception date of the Lehman Local G.O. was January 1, 1990. Based on the performance of the DE Tax-Free Income Fund, the Portfolio's predecessor common trust fund, the annual total return of the Delaware Tax-Free Income Portfolio for the calendar years 1987, 1988 and 1989 was 0.27%, 0.74% and 0.63%, respectively.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $170.4 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND KENTUCKY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH MUNICIPAL YIELDS APPROACHED THEIR LOWEST LEVELS OF THE DECADE DURING LATE 1998 AND EARLY 1999, MUNICIPAL SECURITIES UNDERPERFORMED TREASURIES ON A PRE-TAX BASIS DURING THE ANNUAL PERIOD. THE MANAGER'S DECISION TO MAINTAIN A SHORTER THAN BENCHMARK DURATION AIDED THE PORTFOLIO'S TOTAL RETURN, AS INTEREST RATES ROSE FROM THEIR LOWS THROUGHOUT THE SECOND HALF OF THE PERIOD.
     (BULLET)FOR MUCH OF THE PERIOD, THE MANAGER OVERWEIGHTED THE INTERMEDIATE SECTOR OF THE MUNICIPAL YIELD CURVE, WHICH OFFERED GOOD RELATIVE VALUE. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.
     (BULLET)FURTHER BOOSTING THE PORTFOLIO'S RETURNS WAS THE MANAGER'S BIAS TOWARDS A DEFENSIVE COUPON STRUCTURE, WHICH WAS ACHIEVED BY ADDING PREMIUM COUPONS. THE PORTFOLIO BENEFITED FROM THIS BIAS AS INTEREST RATES ROSE DURING THE PAST SIX MONTHS.
     (BULLET)THE END OF THE PERIOD FINDS MUNICIPAL YIELDS AT ATTRACTIVE LEVELS, WHICH HAS PROMPTED INCREASED RETAIL PURCHASING OF INDIVIDUAL MUNICIPAL SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

                                [GRAPHIC OMITTED]
          EDGAR REPPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME
            PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.

         INSTITUTIONAL   SERVICE  INVESTOR  INVESTOR   INVESTOR LEHMAN MUNICIPAL
             CLASS        CLASS   A CLASS    B CLASS   C CLASS    BOND INDEX
12/31/89   $10,000      $10,000   $ 9,600   $10,000    $10,000     $10,000
MAR-90      10,086       10,079     9,671    10,055     10,055      10,045
JUN-90      10,198       10,183     9,767    10,135     10,135      10,279
SEP-90      10,254       10,232     9,810    10,161     10,161      10,285
DEC-90      10,751       10,720    10,274    10,621     10,621      10,729
MAR-91      10,940       10,900    10,442    10,775     10,775      10,972
JUN-91      11,142       11,094    10,624    10,942     10,942      11,205
SEP-91      11,414       11,356    10,870    11,175     11,175      11,641
DEC-91      11,736       11,667    11,164    11,456     11,456      12,032
MAR-92      11,772       11,694    11,185    11,456     11,456      12,068
JUN-92      12,092       12,002    11,476    11,732     11,732      12,526
SEP-92      12,367       12,266    11,723    11,962     11,962      12,859
DEC-92      12,613       12,501    11,942    12,163     12,163      13,093
MAR-93      12,960       12,834    12,256    12,459     12,459      13,579
JUN-93      13,268       13,131    12,533    12,717     12,717      14,023
SEP-93      13,683       13,531    12,910    13,075     13,075      14,497
DEC-93      13,816       13,653    13,021    13,162     13,162      14,700
MAR-94      13,212       13,046    12,437    12,548     12,548      13,893
JUN-94      13,392       13,214    12,591    12,681     12,681      14,047
SEP-94      13,502       13,313    12,679    12,745     12,745      14,143
DEC-94      13,368       13,172    12,539    12,581     12,581      13,940
MAR-95      14,085       13,869    13,197    13,216     13,216      14,926
JUN-95      14,410       14,178    13,486    13,480     13,480      15,286
SEP-95      14,801       14,551    13,835    13,804     13,804      15,726
DEC-95      15,163       14,896    14,157    14,099     14,099      16,374
MAR-96      15,116       14,838    14,096    14,012     14,012      16,177
JUN-96      15,168       14,876    14,127    14,016     14,016      16,301
SEP-96      15,416       15,110    14,343    14,204     14,204      16,676
DEC-96      15,718       15,395    14,607    14,438     14,438      17,101
MAR-97      15,745       15,409    14,615    14,418     14,418      17,061
JUN-97      16,131       15,774    14,955    14,727     14,727      17,649
SEP-97      16,520       16,144    15,298    15,036     15,036      18,182
DEC-97      16,806       16,412    15,544    15,251     15,251      18,675
MAR-98      16,960       16,551    15,670    15,346     15,346      18,890
JUN-98      17,245       16,817    15,916    15,556     15,556      19,177
SEP-98      17,787       17,332    16,397    15,998     15,998      19,766
DEC-98      17,883       17,414    16,465    16,036     16,036      19,885
MAR-99      17,979       17,495    16,535    16,074     16,074      20,061
JUN-99      17,648       17,161    16,210    15,730     15,730      19,706
SEP-99      17,567       17,072    16,116    15,611     15,611      19,627

                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                                 Taxable                Taxable               Taxable        From        Taxable
                                      1 Year   Equivalent*   3 Year   Equivalent*   5 Year   Equivalent*   Inception   Equivalent*
                                     -------   -----------   ------   -----------   ------   -----------   ---------   -----------
  Institutional Class                (1.23)%     (2.27)%     4.56%      8.40%       5.46%      10.06%       6.28%        11.57%
  Service Class                      (1.52)%     (2.80)%     4.25%      7.83%       5.15%       9.48%       5.97%        10.99%
  Investor A Class (Load Adjusted)   (5.63)%    (10.37)%     2.66%      4.90%       4.11%       7.57%       5.42%         9.98%
  Investor A Class (NAV)             (1.69)%     (3.11)%     4.07%      7.50%       4.97%       9.15%       5.79%        10.66%
  Investor B Class (Load Adjusted)   (6.82)%    (12.56)%     2.08%      3.83%       3.77%       6.94%       5.00%         9.21%
  Investor B Class (NAV)             (2.43)%     (4.48)%     3.30%      6.08%       4.19%       7.72%       5.00%         9.21%
  Investor C Class (Load Adjusted)   (3.41)%     (6.28)%     3.30%      6.08%       4.19%       7.72%       5.00%         9.21%
  Investor C Class (NAV)             (2.43)%     (4.48)%     3.30%      6.08%       4.19%       7.72%       5.00%         9.21%

*Taxable equivalent total return is based on the annualized total return and a combined federal and state tax rate of 45.7%. It represents the return on a taxable investment necessary to equal the after-tax return of the BlackRock Kentucky Tax-Free IncomePortfolio.

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the Kentucky Tax-Free Income Portfolio was established to receive the assets of the KY Tax-Free Income Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the KY Tax-Free Income Fund for periods prior to the CTF Conversion.

The inception date of the Lehman Local G.O. was January 1, 1990. Based on the performance of the KY Tax-Free Income Fund, the Portfolio's predecessor common trust fund, the annual total return of the KY Tax-Free Income Portfolio for the calendar years 1987, 1988 and 1989 was 0.79%, 2.70% and 1.66%, respectively.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK TAX-FREE BOND PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 1999, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                     SHORT-TERM       LONG-TERM
                                                    CAPITAL GAIN    CAPITAL GAIN
                                                      PER SHARE       PER SHARE
                                                    ------------    ------------
     Tax-Free Income Portfolio ...................     $0.0333         $0.0288
     Pennsylvania Tax-Free Income Portfolio ......      0.0075          0.0222
     New Jersey Tax-Free Income Portfolio ........          --          0.0637
     Ohio Tax-Free Income Portfolio ..............          --          0.0438
     Delaware Tax-Free Income Portfolio ..........      0.0526          0.0833
     Kentucky Tax-Free Income Portfolio ..........      0.0295          0.0694

     Because each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1999. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2000.

     During the fiscal year ended September 30, 1999, 100% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Tax-Free Income Portfolio 14%, Pennsylvania Tax-Free Income Portfolio 2%, New Jersey Tax-Free Income Portfolio 10%, Ohio Tax-Free Income Portfolio 2%, Delaware Tax-Free Income Portfolio 2% and Kentucky Tax-Free Income Portfolio 7%.

     In January 2000, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 1999.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            TAX-FREE INCOME PORTFOLIO

                                                     Par
AS OF SEPTEMBER 30, 1999        Maturity            (000)               Value
                               ----------         ----------        ------------
MUNICIPAL BONDS -- 93.0%
ALABAMA -- 1.3%
   Alabama Hsg. Fin. Auth. Sgl. Fam.
     Mtg. Rev., Collateral Home Mtg. Bd.
     Prj., Ser. 94B-1
     6.65%                       10/01/25            $ 1,160        $  1,207,850
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                       09/01/16              1,000           1,033,750
   Alabama St. G.O., Ser. 90
     7.00%                       08/01/05                340             355,521
   Courtland Ind. Dev. Rev., Champion
     Intl. Corp. Prj., Ser. 92
     7.20%                       12/01/13              1,000           1,072,500
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                       02/01/09                680             708,050
                                                                    ------------
                                                                       4,377,671
                                                                    ------------
ALASKA -- 0.8%
   Alaska Ind. Dev. & Expt. Auth. Revolving
     Fund Rev., Ser. 97A
     6.00%                       04/01/07              2,500           2,640,625
                                                                    ------------
ARIZONA -- 0.5%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Ser. 95A
     6.00%                       07/01/06                325             346,125
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%                       07/01/06                 15              15,806
   Phoenix G.O., Ser. 92
     6.13%                       07/01/03              1,030           1,091,800
     6.38%                       07/01/13                200             210,750
                                                                    ------------
                                                                       1,664,481
                                                                    ------------
CALIFORNIA -- 3.8%
   California Hsg. Fin. Agcy. Rev.,
     Home Mtg. Prj., Ser. 93C
     5.65%                       08/01/14              2,000           2,017,500
   California St. G.O., Ser. 90
     6.50%                       11/01/06                340             380,800
   California St. G.O., Ser. 94
     6.20%                       11/01/02              1,000           1,063,750
   Foothill Eastern Corridor Agcy.
     Toll Rd. Rev., Ref. Ser. 99
     5.00%                       01/15/16              7,490           7,078,050
   Los Angeles G.O., Ser. 94A
     5.80%                       09/01/07                340             369,325
   Sacramento Mun. Elec. Util. Rev.,
     Ser. 92C
     5.75%                       11/15/09                510             535,500
   Tri City Hosp. Dist. Rev., Ser. 96A
     5.38%                       02/15/07              1,000           1,047,500
                                                                    ------------
                                                                      12,492,425
                                                                    ------------
COLORADO -- 2.8%
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Hwy. Rev., Ser. 86
     7.16%                       08/31/04                900             713,250
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Hwy. Rev., Ser. 86E-470
     6.90%**                     08/31/05                750             854,062
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 91D
     7.00%                       11/15/25                210             221,287

                                                     Par
                                Maturity            (000)              Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C
     6.75%                       11/15/13            $    60        $     65,025
   Denver City & Cnty. Arpt. Rev.,
     Ser. 90A
     8.00%                       11/15/25              2,745           2,892,544
   Denver City & Cnty. Arpt. Rev.,
     Ser. 96D
     5.50%                       11/15/25              3,000           2,880,000
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 91D
     7.00%                       11/15/25                790             817,650
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C
     6.75%                       11/15/13                440             466,950
   Jefferson Cnty. Sch. Dist. G.O., Ser. 92
     6.00%                       12/15/12                300             318,000
                                                                    ------------
                                                                       9,228,768
                                                                    ------------
DELAWARE -- 0.1%
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 92
     5.63%                       07/01/05                440             457,050
                                                                    ------------
DISTRICT OF COLUMBIA -- 0.6%
   District of Columbia G.O., Ser. 93
     6.00%                       06/01/11              1,900           2,006,875
   District of Columbia G.O., Ser. 93A-1
     6.00%                       06/01/11                 50              53,187
                                                                    ------------
                                                                       2,060,062
                                                                    ------------
FLORIDA -- 3.0%
   Florida Dept. of Trans. G.O., Ser. 91
     6.25%                       07/01/07                400             418,500
   Florida Hsg. Fin. Corp. Rev., Sunset Place
     Prj., Ser. 99K-1
     6.10%                       10/01/29              1,500           1,496,250
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                       07/01/28              3,000           3,075,000
   Tampa Hosp. Cap. Imp. Rev., H. Lee
     Moffitt Prj., Ser. 99A
     5.75%                       07/01/19              5,000           4,943,750
                                                                    ------------
                                                                       9,933,500
                                                                    ------------
GEORGIA -- 2.6%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                       01/01/10              1,000           1,111,250
   Burke Cnty. Dev. Auth. Poll. Ctrl.
     Rev., Pwr. Plant Vogtle Prj., Ser. 99-1
     5.40%                       05/01/34              4,500           4,106,250
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%                       07/01/12              1,000           1,128,750
   Georgia G.O., Ser. 92A
     6.00%                       03/01/04                340             360,825
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 92B
     6.13%                       01/01/14                400             417,500
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%                       01/01/19              1,000           1,002,500
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                       01/01/10                400             421,500
                                                                    ------------
                                                                       8,548,575
                                                                    ------------

                See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     Par
AS OF SEPTEMBER 30, 1999        Maturity            (000)               Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
HAWAII -- 1.3%
   Hawaii Dept. of Budget & Fin. Rev.,
     Ser. 90C
     7.38%                       12/01/20            $ 4,000        $  4,200,000
                                                                    ------------
ILLINOIS -- 8.2%
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                       11/01/22              9,905           9,508,800
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                       01/01/05              2,500           2,612,500
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%                       01/01/16              2,250           2,216,250
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%(DAGGER)               10/01/09                365             182,500
   Cook Cnty. G.O., Ser. 96
     5.88%                       11/15/22              2,000           2,150,000
   Cook Cnty. G.O., Ser. 97A
     5.63%                       11/15/22              2,000           1,937,500
   Illinois G.O., Ser. 94
     5.50%                       08/01/06                680             708,050
   Illinois Hlth. Fac. Auth. Rev., Hosp.
     Sisters Svcs., Inc. Prj., Ser 98A
     5.25%                       06/01/11              4,000           3,975,000
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                       09/01/14              3,000           3,168,750
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205 Prj., Ser. 92C
     5.90%                       02/01/05                500             529,375
                                                                    ------------
                                                                      26,988,725
                                                                    ------------
INDIANA -- 1.0%
   Indianapolis Ind. Pub. Imp. Rev.,
     Prerefunded Ser. 91C
     6.70%                       01/01/02              2,000           2,137,500
   Indianapolis Intl. Arpt. Auth. Rev.,
     Federal Express Corp. Prj., Ser. 94
     7.10%                       01/15/17              1,000           1,082,500
                                                                    ------------
                                                                       3,220,000
                                                                    ------------
KANSAS -- 0.3%
   Johnson Cnty. Intl. Imp. Rev.,
     Prerefunded Ser. 92A
     6.00%                       09/01/02                165             173,869
   Johnson Cnty. Intl. Imp. Rev.,
     Unrefunded Ser. 92A
     6.00%                       09/01/07                235             246,162
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%                       09/01/12                400             425,500
                                                                    ------------
                                                                         845,531
                                                                    ------------
LOUISIANA -- 0.9%
   Orleans Rev., Levee Dist. Pub.
     Imp. Prj., Ser. 86
     5.95%                       11/01/15              2,820           2,946,900
                                                                    ------------
MARYLAND -- 0.0%
   Baltimore Port Fac. Rev., E.I. du Pont
     Co. Prj., Ser. 84A
     6.50%                       10/01/11                100             107,000
                                                                    ------------
MASSACHUSETTS 5.2%
   Massachusetts Port.
     Auth. Rev., AMT Ser. 99B
     5.50%                       07/01/14              5,980           5,875,350

                                                     Par
                                Maturity            (000)              Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
   Massachusetts Bay Trans.
     Auth. Rev., Ser. 95B
     5.38%                       03/01/20            $ 1,000        $    955,000
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev., Newton-Wellesley
     Hosp. Prj., Ser. 97G
     6.13%                       07/01/15              1,000           1,040,000
   Massachusetts St. Wtr. Poll.
     Abatement Trust Pool Prog. Rev., Ser. 99
     5.75%                       08/01/18              6,865           6,899,325
   Massachusetts St. Wtr. Res. Auth. Rev.,
     Ser. 94A
     5.70%                       08/01/08                680             724,200
   New England Ed. Ln. Mktg. Corp. Rev.,
     Stud. Ln. Redemption Prj.,
     Ser. 93F
     5.63%                       07/01/04              1,350           1,388,812
                                                                    ------------
                                                                      16,882,687
                                                                    ------------
MICHIGAN -- 3.1%
   Grand Rapids Charter Twp. Rev.,
     Porter Hills Oblig. Grp. Prj., Ser. 99
     5.45%                       07/01/29              3,500           3,189,375
   Huron Valley Sch. Dist. G.O., Ser. 96
     5.88%                       05/01/16              2,000           2,130,000
   Wayne Charter Cnty. Arpt. Rev.,
     Detroit Met. Wayne Cnty. Prj., Ser. 98A
     5.00%                       12/01/28              5,610           4,824,600
                                                                    ------------
                                                                      10,143,975
                                                                    ------------
MINNESOTA -- 0.2%
   Metropolitan Council Minneapolis Rev.,
     St. Paul Metro. Area Prj., Ser. 91D
     6.60%                       09/01/04                510             521,883
                                                                    ------------
MISSOURI -- 2.5%
   Lake of The Ozarks Cmnty. Bldg.
     Corp. Sys. Rev., Ser. 98
     5.25%                       12/01/14              4,915           4,644,675
   Missouri St. Env. Imp. & Energy Res.
     Auth. Poll. Ctrl. Rev. Ref., Assoc. Elec.
     Coop. Thomas Hill Prj., Ser. 96
     5.50%                       12/01/11              3,415           3,491,837
                                                                    ------------
                                                                       8,136,512
                                                                    ------------
NEBRASKA -- 0.4%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                       02/01/02                340             359,550
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Ser. 92B
     6.15%                       02/01/12              1,000           1,077,500
                                                                    ------------
                                                                       1,437,050
                                                                    ------------
NEVADA -- 2.5%
   Clark Cnty. Passenger Fac. Charge
     Rev., Las Vegas McCarran
     Intl. Prj., Ref. Ser. 98
     5.50%                       07/01/15              6,320           6,280,500
   Clark Cnty. Trans. G.O., Ser. 98B
     4.50%                       12/01/19              2,260           1,856,025
                                                                    ------------
                                                                       8,136,525
                                                                    ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     Par
AS OF SEPTEMBER 30, 1999        Maturity            (000)               Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY -- 1.1%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                       07/01/08            $   495        $    523,462
   Port Auth. New York & New Jersey
     Spec. Oblig. Rev., JFK Intl. Air
     Term. Prj., Ser. 97-6
     6.25%                       12/01/09              2,680           2,921,200
                                                                    ------------
                                                                       3,444,662
                                                                    ------------
NEW MEXICO -- 0.5%
   Los Alamos Cnty. Util., Inc. Sys. Rev.,
     Ser. 94A
     5.80%                       07/01/06              1,500           1,588,125
                                                                    ------------
NEW YORK -- 6.9%
   New York City G.O., Prerefunded
     Ser. 95B
     6.38%                       08/15/09                805             882,481
   New York City G.O., Ser. 95A
     6.00%                       08/01/05              1,000           1,061,250
   New York City G.O., Ser. 95E
     6.50%                       08/01/02                285             302,100
   New York City G.O., Ser. 96A
     6.00%                       08/01/05              2,000           2,117,500
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                       08/15/09              3,035           3,247,450
   New York City G.O., Unrefunded
     Ser. 95E
     6.50%                       08/01/02                715             753,431
   New York City Ind. Dev. Agcy. Rev.,
     Terminal One Group Assoc. Prj., Ser. 94
     6.00%                       01/01/08                360             373,950
     6.00%                       01/01/19                500             505,000
   New York City Mun. Wtr. Fin. Auth.
     Wtr. & Swr. Sys. Rev., Ser. 99
     5.75%                       06/15/31              3,000           2,960,940
   New York St. Dorm. Auth. Rev.,
     St. Joseph's Hosp. Prj., Ser. 97
     5.25%                       07/01/18              3,000           2,853,750
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                       11/01/04              4,000           4,235,000
   New York St. Loc. Govt. Assistance
     Corp. Rev., Ser. 95A
     5.70%                       04/01/08                340             362,950
   New York St. Urban Dev. Corr. Fac.
     Rev., Ser. 93
     5.63%                       01/01/07              2,750           2,877,187
                                                                    ------------
                                                                      22,532,989
                                                                    ------------
NORTH CAROLINA -- 0.8%
   Eastern Mun. Pwr. Agcy. Sys.
     Rev., Ser. 93C
     5.25%                       01/01/04              1,000           1,025,000
    5.38%                        01/01/05              1,250           1,285,938
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                       01/01/10                300             320,625
                                                                    ------------
                                                                       2,631,563
                                                                    ------------

                                                     Par
                                Maturity            (000)              Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO -- 1.8%
   Cleveland Pkg. Facs. Rev.,
     Ser. 96
     5.38%                       09/15/12            $ 2,370        $  2,393,700
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                       03/01/07                750             755,625
   Columbus Refuse Coal Fired Plant
     5-E-L G.O., Ser. 91
     6.63%                       09/15/01                 70              73,325
   Ohio St. Hgr. Ed. Fac. Cmnty. Rev.,
     Univ. of Dayton Prj., Ser. 97
     5.35%                       12/01/17              2,000           1,970,000
   Ohio Wtr. Dev. Auth. Rev., Clean
     Wtr. Prj., Ser. 92
     5.65%                       12/01/05                300             314,250
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 95A
     5.85%                       12/01/07                340             365,925
                                                                    ------------
                                                                       5,872,825
                                                                    ------------
OKLAHOMA -- 0.3%
   Grand River Dam Auth. Rev.,
     Ser. 93
     8.00%                       06/01/02              1,000           1,090,000
                                                                    ------------
OREGON -- 2.3%
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                       01/01/25              7,500           7,096,875
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                       10/01/12                300             319,500
                                                                    ------------
                                                                       7,416,375
                                                                    ------------
PENNSYLVANIA -- 13.9%
   Beaver Cnty. G.O., Ser. 96A
     5.75%                       10/01/15              1,000           1,060,000
   Beaver Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., St. Joe Minerals Corp. Prj., Ser. 77
     6.00%                       05/01/07              2,425           2,428,031
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conference Ctr. Hyatt
     Regency Prj., Ser. 98
     6.20%                       01/01/19              5,000           4,781,250
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                       12/15/20              2,400           2,415,000
   Delaware Valley Regl. Fin. Auth.
     Loc. Govt. Rev., Ser. 98A
     5.50%                       08/01/28              3,000           2,910,000
   Indiana Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., New York St. Elec. & Gas
     Corp. Prj., Ser. 95A
     6.00%                       06/01/06              2,500           2,671,875
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                       11/01/23              4,000           4,005,000
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                       09/01/09              4,250           4,600,625
   Pennsylvania G.O., Ser. 94
     5.50%                       06/15/08              1,000           1,038,750
   Pennsylvania G.O., Ser. 96
     5.38%                       05/15/09              3,000           3,082,500

See accompanying notes to financial statements

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                     Par
AS OF SEPTEMBER 30, 1999        Maturity            (000)               Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Intergovernmental
     Coop. Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.50%                       06/15/20            $ 4,000        $  3,865,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of Pennsylvania
     Hlth. Svcs. Prj., Ser. 96A
     5.88%                       01/01/15              2,750           2,705,313
     5.75%                       01/01/17              3,535           3,420,113
   Philadelphia Ind. Dev. Auth. Arpt. Fac. Rev.,
     Aero Philadelphia LLC Prj., Ser. 99
     5.25%                       01/01/09              1,190           1,129,013
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.25%                       07/01/17              1,935           1,872,113
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                       07/15/08              1,000           1,058,750
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                       11/01/16              2,650           2,606,938
                                                                    ------------
                                                                      45,650,271
                                                                    ------------
PUERTO RICO -- 0.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                       07/01/06              1,000           1,125,000
                                                                    ------------
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Oblig. Rev.,
     Ser. 93A
     5.63%                       08/01/09              1,000           1,013,750
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Fin. Lifespan
     Oblig. Grp. Prj., Ser. 96
     5.50%                       05/15/16              2,000           1,977,500
                                                                    ------------
                                                                       2,991,250
                                                                    ------------
SOUTH CAROLINA -- 0.3%
   Piedmont Mun. Pwr. Agcy. Elec.
     Rev., Ser. 85B
     6.25%                       01/01/18                500             513,125
   South Carolina Pub. Svcs. Auth. Rev.,
     Santee Cooper Prj., Ser. 91D
     6.50%                       07/01/14                100             107,500
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 93
     6.20%                       06/01/09                 15              15,844
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                       06/01/09                285             296,756
                                                                    ------------
                                                                         933,225
                                                                    ------------
SOUTH DAKOTA -- 0.2%
   South Dakota St. Lease Rev., Tran.
     Cert. Prj., Ser. 93A
     6.38%                       09/01/05                500             542,500
                                                                    ------------
TENNESSEE -- 0.6%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%                       09/01/24              1,800           1,921,500
                                                                    ------------

                                                     Par
                                Maturity            (000)              Value
                               ----------         ----------        ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS -- 15.4%
   Dallas Cnty. Util. & Cap. Apprec.
     Rev., Ref. Ser. 99A
     6.19%(DAGGER)               02/15/21            $17,225        $  4,650,750
     6.21%(DAGGER)               02/15/22             18,405           4,739,288
   Dallas Ind. Dev. Corp. Rev., CR/PL,
     Inc. Prj., Ser. 87
     7.50%                       08/01/17              2,300           2,443,750
   Guadalupe-Blanco River Auth.
     Swr. & Solid Waste Disp. Fac. Rev.,
     E.I. du Pont de Nemours & Co. Prj.,
     Ser. 99
     5.50%                       05/01/29              6,000           5,572,500
   Houston Arpt. Sys. Spec. Fac. Rev.,
     Ser. 97A
     6.00%                       07/15/07              2,660           2,826,250
     5.38%                       07/15/08              1,000           1,017,500
   Matagorda Cnty. Nav. Dist. No. 1 Rev.,
     Reliant Energy Prj., Ser. 99B
     5.95%                       05/01/30             15,000          14,156,250
   Sabine River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Prj., Ser. 90B
     8.25%                       10/01/20              2,500           2,622,300
   San Antonio Arpt. Rev., Ser. 91
     7.13%                       07/01/07              2,000           2,205,000
     7.13%                       07/01/08              2,645           2,912,806
   San Antonio Elec. & Gas Rev.,
     Ser. 98A
     5.25%                       02/01/14              4,000           3,880,000
   Spring Branch Sch. Dist. G.O.,
     Ser. 95
     5.95%                       02/01/12              2,245           2,317,963
   Texas Wtr. Dev. Rev., St. Revolving
     Fund Prj., Ser. 92
     6.20%                       07/15/05                680             720,800
   University of Texas Rev., Prerefunded
     Ser. 91A
     7.00%                       08/15/07                160             171,000
   University of Texas Rev., Unrefunded
     Ser. 91A
     7.00%                       08/15/07                340             359,975
                                                                    ------------
                                                                      50,596,132
                                                                    ------------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                       06/15/03                340             354,875
   Salt Lake City Hosp. Rev., Ser. 88A
     8.13%                       05/15/15                100             121,000
                                                                    ------------
                                                                         475,875
                                                                    ------------
VERMONT -- 0.8%
   Burlington Elec. Rev., Ser. 96A
     6.00%                       07/01/06              1,545           1,649,288
   Vermont St. G.O., Ser. 94A
     6.00%                       01/15/03              1,000           1,050,000
                                                                    ------------
                                                                       2,699,288
                                                                    ------------
VIRGINIA -- 1.5%
   Hampton G.O., Ser. 95
     6.00%                       01/15/08                400             428,000
   Pocahontas Pkwy. Toll Rd. Rev., Ser. 98B
     5.85%(DAGGER)               08/15/23             15,300           3,423,375


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                     Par
AS OF SEPTEMBER 30, 1999        Maturity            (000)              Value
                               ----------         ----------       ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Hsg. Dev. Auth. Rev., Multi-
     Family Prj., Ser. 95C
     6.70%                       11/01/15            $ 1,000       $  1,061,250
                                                                   ------------
                                                                      4,912,625
                                                                   ------------
WASHINGTON -- 3.5%
   Central Puget Sound Regl. Tran. Auth.
     Sales Tax & Motor Rev., Ser. 98
     4.75%                       02/01/28             10,000          8,225,000
   Washington St. Pub. Pwr. Sply. Sys. Rev.,
     Nuclear Prj. No. 3, Ser. 96A
     6.00%                       07/01/06              3,000          3,210,000
                                                                   ------------
                                                                     11,435,000
                                                                   ------------
WISCONSIN -- 0.7%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.13%                       10/01/03                250            265,313
   Wisconsin St. Trans. Rev., Prerefunded
     Ser. 92A
     5.50%                       07/01/02                495            505,519
   Wisconsin St. Trans. Rev., Unrefunded
     Ser. 92A
     5.50%                       07/01/05              1,505          1,536,981
                                                                   ------------
                                                                      2,307,813
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $306,273,028)                                               305,136,963
                                                                   ------------


                                                    Shares            Value
                                                  ----------       ------------
CUMULATIVE PREFERRED STOCK -- 4.9%
   Charter Mac Equity Issue Trust 144A
     6.625%                                           80,000       $  7,990,560
   MuniMae TE Bonds Subs., LLC 144A
     6.875%                                           80,000          8,082,480
                                                                   ------------
  TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $16,000,000)                                                 16,073,040
                                                                   ------------


SHORT TERM INVESTMENTS -- 2.1%
   Smith Barney Tax-Free Money
     Market Fund
  (Cost $6,732,734)                                6,732,734          6,732,734
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES -- 100.0%
  (Cost $329,005,762*)                                             $327,942,737
                                                                   ============

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                  $ 5,727,493
    Gross unrealized depreciation                                   (6,790,518)
                                                                   -----------
                                                                   $(1,063,025)
                                                                   ===========

**  Rates shown are the rates as of September 30, 1999.

(DAGGER)The rate shown is the effective yield on the zero coupon bonds.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            TAX-FREE INCOME PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $329,005,762) ....................................................................       $327,942,737
   Interest receivable .........................................................................................          4,741,873
   Investments sold receivable .................................................................................         19,518,159
   Capital shares sold receivable ..............................................................................                899
   Prepaid expenses ............................................................................................              7,968
                                                                                                                       ------------
          TOTAL ASSETS .........................................................................................        352,211,636
                                                                                                                       ------------
LIABILITIES
   Investments purchased payable ...............................................................................         29,046,712
   Capital shares redeemed payable .............................................................................            790,198
   Distributions payable .......................................................................................          1,273,546
   Advisory fees payable .......................................................................................             57,865
   Administrative fees payable .................................................................................             39,170
   Transfer agent fees payable .................................................................................             22,001
   Other accrued expenses payable ..............................................................................             16,107
                                                                                                                       ------------
          TOTAL LIABILITIES ....................................................................................         31,245,599
                                                                                                                       ------------
NET ASSETS (Applicable to 27,578,467 Institutional shares, 524,801 Service shares, 601,281
   Investor A shares, 313,282 Investor B shares and 261,629 Investor C shares outstanding) .....................       $320,966,037
                                                                                                                       ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($314,663,660 (DIVIDE) 28,704,549) .............................................             $10.96
                                                                                                                             ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................................................             $10.96
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.96 (DIVIDE) 0.960) .....................................................................................             $11.42
                                                                                                                             ======
NETASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent
   deferred sales charge of 4.5%) PER INVESTOR B SHARE ($3,434,286 (DIVIDE) 313,282) ...........................             $10.96
                                                                                                                             ======
NETASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent
   deferred sales charge of 1.0%) PER INVESTOR C SHARE ($2,868,091 (DIVIDE) 261,629) ...........................             $10.96
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS -- 98.2%
PENNSYLVANIA -- 97.0%
   Allegheny Cnty. G.O., Ser. 00
     5.00%                       04/01/07            $ 3,000      $    3,003,750
     5.00%                       04/01/08              2,000           1,990,000
   Allegheny Cnty. G.O., Ser. 90C
     7.00%                       12/01/00              1,000           1,036,250
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Mercy Hosp. of Pittsburgh Prj.,
     Ser. 91
     6.75%                       04/01/01              1,000           1,056,250
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Ser. 95A
     6.00%                       09/01/10              5,000           5,006,250
     6.20%                       09/15/15              1,000           1,000,000
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                       12/01/17             10,000           9,562,500
   Allegheny Cnty. Inst. Dist. Rev., Ser. 90
     7.30%                       04/01/09              2,000           2,024,720
   Allegheny Cnty. Res. Fin. Auth. Mtg. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                       05/01/17                265             273,944
   Allegheny Cnty. Sanit. Auth. Rev., Ser. 97
     5.38%                       12/01/24             18,500          17,436,250
   Allegheny Cnty. Unltd. Tax G.O., Ser. 93C
     5.00%                       10/01/08              1,185           1,187,962
   Allentown Pkg. Auth. Pkg. Rev., Gtd.,
     Ser. 91
     6.63%                       11/15/01                750             787,500
   Armstrong Cnty. Hosp. Auth. Hlth. Ctr.
     Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                       12/01/01                650             681,687
   Armstrong Cnty. Hosp. Auth. Rev.,
     St. Francis Med. Ctr. Prj., Ser. 92A
     6.10%                       06/01/02              1,000           1,043,750
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                       08/15/02              1,000           1,061,250
   Bangor Area Sch. Dist. G.O., Ser. 94
     6.30%                       03/01/04              1,655           1,708,787
   Beaver Cnty. Hosp. Auth. Rev., Med.
     Ctr. Beaver Pennsylvania, Inc. Prj.,
     Ser. 92A
     6.60%                       07/01/04              2,000           2,155,000
     6.25%                       07/01/11              1,000           1,068,750
   Beaver Cnty. Hosp. Auth. Rev., Ser. 96A
     5.80%                       10/01/06              5,830           6,194,375
   Bensalem Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 93A
     6.50%                       06/01/02              1,000           1,041,250
   Berks Cnty. G.O., Ser. 92
     6.30%                       11/10/20              2,000           2,105,000
   Berks Cnty. Mun. Auth. Coll. Rev., Ser. 90
     7.30%                       12/01/00              1,000           1,040,000
   Berks Cnty. Unltd. Tax G.O., Ser. 98
     5.38%                       11/15/28              6,685           6,258,831
   Bethel Park Sch. Dist. G.O., Ser. 92B
     7.00%                       02/01/00                250             252,575
   Bethlehem Wtr. Auth. Rev., Ser. 92
     6.25%(BULLET)               11/15/01                750             781,875
     6.35%                        11/15/01              1,000          1,045,000

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Bethlehem Wtr. Auth. Rev., Ser. 92A
     6.10%                       11/15/02            $   500      $      526,250
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                       10/01/05              1,465           1,552,900
   Bristol Twp. Swr. Auth. Rev., Ser. 84
     10.00%                      04/01/02                645             690,150
   Bucks Cnty. Cmnty. Coll. Bldg. Auth.
     Coll. Rev., Ser. 92
     6.20%                       06/15/02              1,000           1,047,500
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.88%                       05/01/05              1,575           1,665,562
   Butler Area Sch. Dist. G.O., Ser. 98B
     5.38%                       10/01/18              2,000           1,922,500
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Ser. 77
     6.38%                       02/01/07              1,545           1,657,012
   Cambria Cnty. Unltd. Tax G.O., Ser. 91
     8.25%                       06/01/00                130             131,719
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                       12/01/02              1,000           1,012,390
   Central Bucks Sch. Dist. G.O., Ser. 91
     6.75%                       02/01/05              1,000           1,030,000
     6.90%                        02/01/08               750             773,437
   Central Bucks Sch. Dist. G.O., Ser. 94A
     6.45%                       11/15/04              1,000           1,085,000
   Central Bucks Sch. Dist. Unltd.
     Tax G.O., Ser. 94A
     6.70%                       11/15/09                500             548,125
   Central Dauphin Sch. Dist. G.O.,
     Ser. 91
     6.00%                       06/01/01              1,500           1,545,000
   Chester Cnty. Unltd. Tax G.O., Ser. 91
     6.60%                       08/01/01              1,000           1,040,000
     7.00%                       08/01/01                750             787,500
     6.70%                       12/15/04                385             399,919
   Coatesville Sch. Dist. G.O., Ser. 91
     7.13%                       11/01/00                150             155,314
     7.25%                       11/01/00                750             777,547
     6.70%                       03/01/01              1,000           1,036,250
   Coatesville Sch. Dist. G.O., Ser. 97
     5.13%                       04/01/17             10,050          10,238,437
   Conestoga Valley Sch. Dist. G.O.,
     Ser. 91B
     7.00%                       05/01/01                750             782,812
     7.10%                       05/01/01                750             783,750
   Council Rock Sch. Dist. G.O., Ser. 91
     6.60%                       03/01/02              1,000           1,030,000
   Council Rock Sch. Dist. Rev., Ser. 78
     6.63%                       09/01/01              1,325           1,382,969
   Crawford Central Sch. Dist. G.O.,
     Ser. 95
     7.00%                       02/15/05              1,765           1,956,944
   Crawford Central Sch. Dist. Unltd.
     Tax G.O., Ser. 95
     5.75%                       02/15/11              1,585           1,668,212
   Cumberland Cnty. Mun. Auth. Coll.
     Rev., Messiah Coll. Prj., Ser 95
     5.13%                       10/01/15              2,000           1,900,000
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western Pennsylvania Hosp.
     Prj., Ser. 92
     6.25%                       07/01/16              1,000           1,036,250


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Dauphin Cnty. Gen. Auth. Rev.,
     Harrisburg Intl. Arpt. Prj., Ser. 91
     7.13%                       06/01/01            $   750      $      778,125
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conference Ctr. Hyatt
     Regency Prj., Ser. 98
     6.20%                       01/01/19             11,975          11,451,094
   Dauphin Cnty. Gen. Auth. Rev.,
     Sch. Dist. Pooled Fin. Prj., Ser. 86
     5.50%                       06/01/07                550             563,062
     6.85%                       06/01/09              2,300           2,426,500
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     6.80%**                     06/01/26              2,305           2,477,644
     6.71%**                     06/01/26              1,325           1,394,562
     5.60%**                     06/01/26                525             537,469
     5.70%**                     06/01/26                660             676,500
   Dauphin Cnty. Gen. Auth. Rev.,
     Ser. 86 A-F
     6.20%                       01/01/29              5,000           4,712,500
   Dauphin Cnty. Pinnacle Gen. Auth.
     Hlth. Sys. Rev., Ser. 97
     5.50%                       05/15/17              3,500           3,408,125
   Deer Lakes Sch. Dist. Unltd.
     Tax G.O., Ser. 95
     6.35%                       01/15/14              1,000           1,080,000
     6.45%                       01/15/19              1,300           1,402,375
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 90
     7.25%                       11/15/00              1,000           1,056,250
     7.00%                       11/15/02                600             632,250
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                       08/15/15              6,480           6,390,900
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                       12/15/20              3,735           3,758,344
   Delaware Cnty. G.O., Ser. 99
     5.13%                       10/01/14              4,500           4,342,500
     5.13%                       10/01/15              6,915           6,612,469
     5.13%                       10/01/16              1,000             946,250
     5.13%                       10/01/17              2,805           2,629,687
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99
     6.00%                       06/01/29              6,250           6,259,812
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                       06/01/10              1,000           1,058,750
   Delaware Cnty. Mem. Hosp. Auth. Rev.,
     Ser. 95
     5.50%                       08/15/19              3,000           2,898,750
   Delaware Cnty. Rev., Prerefunded Ser. 95
     5.50%                       10/01/15              1,075           1,120,687
   Delaware Cnty. Rev., Unrefunded Ser. 95
     5.50%                       10/01/15                425             425,000
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Ser. 95
     5.40%                       01/01/11              3,000           3,052,500
     5.40%                       01/01/14              3,200           3,204,000
   Delaware Valley Regl. Fin. Auth.
     Loc. Govt. Rev., Ser. 96A
     5.90%                       04/15/16              2,540           2,574,925

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                       08/01/28            $14,750      $   14,307,500
   Derry Area Sch. Dist. G.O., Ser. 92A
     6.60%                       09/01/10                750             785,625
   Dover Area Sch. Dist. G.O., Ser. 96
     5.75%                       04/01/12              2,445           2,503,069
   Downingtown G.O., Ser. 91
     6.70%                       01/15/02                750             789,375
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                       01/01/16                775             793,406
   Elizabeth Forward Sch. Dist. G.O.,
     Ser. 90
     7.05%                       01/15/00                500             504,500
     7.25%                       01/15/00                750             757,155
   Ephrata Sch. Dist. G.O., Ser. 91A
     6.80%                       04/15/01                750             779,062
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.35%                       11/01/00              2,500           2,568,400
     6.45%                       11/01/01              1,000           1,045,000
     6.25%                       11/01/11              3,225           3,358,031
   Erie Swr. Auth. Rev., Ser. 97
     5.63%                       06/01/17              2,800           2,940,000
   Fairview Sch. Dist. G.O., Ser. 95
     6.00%                       02/15/05              1,000           1,063,750
   Falls Twp. G.O., Ser. 90
     6.90%                       12/15/00              1,000           1,027,500
   Forest Hills G.O., Ser. 92
     6.45%                       05/01/09                750             782,812
   Fox Chapel Area Sch. Dist. G.O.,
     Ser. 92A
     6.30%                       02/15/02              2,000           2,087,500
   Governor Mifflin Sch. Dist. G.O.,
     Ser. 92
     6.30%                       02/01/02              1,000           1,043,750
   Great Valley Sch. Dist. Chester
     Cnty. G.O., Ser. 92
     6.10%                       03/01/00              1,000           1,009,220
   Greater Johnstown Wtr. Auth.
     Rev., Ser. 92
     6.10%                       01/01/04                685             713,256
   Greene Cnty. Gen. Fac. Auth.
     Rev., Ser. 91A
     7.00%                       07/01/01              3,325           3,541,125
   Greensburg Salem Sch. Dist.
     G.O., Ser. 92
     6.45%(DOUBLE DAGGER)        09/15/18              1,000           1,031,250
   Hampton Twp. Sch. Dist. G.O., Ser. 91A
     6.95%                       02/15/01              1,000           1,037,500
   Harrisburg Auth. Wtr. Rev., Ser. 91
     7.00%                       07/15/01              1,000           1,048,750
   Harrisburg Auth. Wtr. Rev., Ser. 92
     6.55%                       08/15/02              1,600           1,696,000
   Harrisburg Pkg. Auth. Rev., Ser. 86B
     7.40%                       11/15/00                500             519,375
   Hatboro Sch. Dist. G.O., Ser. 91A
     6.65%                       04/01/07              1,000           1,031,250
     6.70%                       04/01/08              1,000           1,031,250
   Hempfield Sch. Dist. Rev., Ser. 91
     6.00%                       09/15/01                650             661,674

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Hempfield Twp. Mun. Auth. Gtd. Swr. Rev.,
     Westmoreland Cnty. Prj., Ser. 91
     6.50%                       09/01/02            $ 1,000      $    1,060,000
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., New York St. Elec. & Gas Corp.
     Prj., Ser. 95A
     6.00%                       06/01/06              1,000           1,068,750
   Jeannette Sch. Dist. G.O., Ser. 91
     6.65%                       06/15/01                750             780,937
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                       06/01/06              1,515           1,594,537
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Ctr. Masonic Homes Prj., Ser. 94
     5.30%                       11/15/08                500             493,125
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     United Church Homes Prj., Ser. 89
     9.13%                       10/01/99              3,500           3,570,000
   Lancaster Swr. Auth. Sply. Spec.
     Oblig. Rev., Ser. 98
     5.25%                       04/01/21              8,480           7,918,200
   Langhorne Hgr. Ed. & Hlth. Auth.
     Rev., Ser. 92
     6.30%                       11/15/03                740             781,625
   Langhorne Manor Boro Hgr. Ed. &
     Hlth. Auth. Rev., Ser. 92
     6.15%                       11/15/02                510             537,412
     6.50%                       11/15/14              1,500           1,561,875
   Langhorne Manor Boro Hgr. Ed. &
     Hlth. Auth. Rev., Ser. 94
     6.90%                       11/15/14              1,000           1,107,500
   Lebanon Cnty. Hosp. Auth. Rev.,
     Good Samaritan Hosp. Prj., Ser. 93
     5.55%                       11/15/04                355             358,994
     5.65%                       11/15/05                760             767,600
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90A
     7.00%                       07/01/08              1,500           1,554,270
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90B
     7.00%                       07/01/00              1,200           1,251,684
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                       11/01/09              3,000           3,015,000
     6.00%                       11/01/18              2,000           2,022,500
     6.00%                       11/01/23              3,000           3,003,750
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     St. Lukes Hosp. Bethlehem Prj.,
     Ser. 93
     6.00%                       11/15/02              1,750           1,835,312
   Lehigh Cnty. Unltd. Tax G.O., Ser. 91
     6.90%                       08/01/00                500             522,425
   Ligonier Valley Sch. Dist. Unltd. Tax
     G.O., Ser. 94
     5.65%                       03/01/14              2,000           2,090,000
   Lower Providence Twp. Swr. Auth. Rev.,
     Ser. 92
     6.63%                       05/01/02              1,000           1,055,000
   Luzerne Cnty. Flood Prot. Auth. Gtd. Rev.,
     Ser. 96
     5.60%                       07/15/21              4,720           4,956,000
   Lycoming Cnty. Auth. Coll. Rev.,
     Pennsylvania Coll. Tech. Prj.,
     Ser. 90
     6.80%                       11/01/00              1,000           1,030,660

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence Hosp. Prj., Ser. 95
     5.38%                       11/15/10            $ 6,480      $    6,561,000
   Lycoming Cnty. G.O., Ser. 91A
     6.85%                       08/15/01              1,000           1,048,750
   Manheim Central Sch. Dist. G.O.,
     Ser. 91
     6.70%                       03/01/04              1,000           1,030,000
   McKeesport Area Sch. Dist. G.O.,
     Ser. 96A
     5.75%                       10/01/06              1,750           1,855,000
   Media Boro Gtd. Wtr. Rev., Ser. 92
     6.55%                       01/01/17                500             526,875
   Methacton Sch. Dist. Auth. Rev.,
     Ser. 78
     6.50%                       10/01/06                475             523,094
   Middletown Twp. Swr. Auth. Rev.,
     Ser. 68
     5.63%                       05/01/01                 10              10,087
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Coll. Rev., Cnty. Cmnty.
     Coll. Prj., Ser. 90
     7.00%                       11/01/00                500             516,795
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Abington
     Mem. Hosp. Prj., Ser. 91A
     6.66%**                     07/05/11              2,400           2,511,000
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., BMH Rlty.
     Corp. Prj., Ser. 91
     6.75%                       12/01/99                750             768,412
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Sacred Heart
     Hosp. Norristown Prj., Ser. 87A
     6.80%                       02/01/13                750             752,812
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Beaver Coll. Prj., Ser. 96
     5.75%                       04/01/12              1,690           1,734,362
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                       10/01/27              9,000           8,223,750
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Pottstown Hlth. Care
     Corp. Prj., Ser. 98
     5.00%                       01/01/16              6,235           5,736,200
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., St. Josephs Univ. Prj.,
     Ser. 92
     6.50%                       12/15/12                750             799,687
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hosp. Prj., Ser. 76
     7.75%                       05/01/02                 40              41,700
   Montgomery Cnty. Ind. Dev. Auth.
     Rev., Poll. Ctrl. Prj., Ser. 91B
     6.70%                       12/01/21              1,000           1,071,250
   Moon Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 94
     6.70%                       12/01/19              1,000           1,004,590
   New Garden Twp. Swr. Auth.
     Rev., Ser. 91
     7.00%                       03/01/15                420             432,600
   Norristown G.O., Ser. 90
     6.90%                       11/15/00              1,000           1,033,750
     7.05%                       11/15/00              1,250           1,293,750

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   North Allegheny Sch. Dist. G.O., Ser. 90
     7.20%                       05/01/00            $   750      $      764,610
     7.60%                       05/01/00                750             766,290
   North Huntingdon Twp. G.O., Ser. 91
     6.65%                       04/01/04              1,635           1,686,094
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Lehigh Univ. Prj., Ser. 89
     7.00%                       11/15/04              2,700           2,763,504
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Lehigh Univ. Prj., Ser. 91
     7.00%                       10/15/11              4,000           4,295,000
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Moravian Coll. Prj., Ser. 94
     6.10%                       07/01/12              1,950           2,003,625
   Northampton Cnty. Hosp. Auth. Rev.,
     Easton Hosp. Prj., Ser. 88
     7.70%                       01/01/04              1,000           1,022,700
   Northampton Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., Met. Ed. Co. Prj., Ser. 95A
     6.10%                       07/15/21              1,000           1,023,750
   Northampton Cnty. Rev., Unrefunded
     Ser 98
     7.10%                       11/15/09              1,800           1,842,534
   Northeast Sch. Dist. G.O., Ser. 91
     7.00%                       01/15/10                890             921,150
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                       09/01/23              2,000           1,845,000
   Northeastern Hosp. & Ed. Auth. Rev.,
     Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                       08/15/16              3,245           3,054,356
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wilkes Univ. Prj., Ser. 93
     5.40%                       10/01/03                845             853,450
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wyoming Vy. Hlth. Care Prj., Ser. 94A
     6.50%                       01/01/07              1,000           1,087,500
   Northeastern Hosp. Auth. Rev., Nesbitt
     Mem. Hosp. Prj., Ser. 90A
     7.50%                       07/01/00              1,250           1,307,875
   Northgate Sch. Auth. Bldg. Rev., Ser. 78
     6.38%                       02/15/07                825             903,375
   Northumberland Cnty. Auth. Gtd. Lease
     Rev., Ser. 91
     6.25%                       10/15/01              4,000           4,165,000
     6.60%                       10/15/01              1,250           1,309,375
     7.75%                       10/15/01              2,110           2,257,700
   Northumberland Cnty. Auth. Gtd. Lease
     Rev., Ser. 92
     6.70%                       08/15/02              1,000           1,065,000
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                       09/01/14              2,910           2,942,737
   Penn Hills G.O., Ser. 93
     5.88%                       12/01/02              2,000           2,092,500
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Ser. 94
     6.65%                       08/15/09                685             748,362
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                       09/01/09             12,465          13,543,362
   Pennsylvania Econ. Dev. Fin. Auth. Sch.
     Rev., Baldwin Sch. Prj., Ser. 94A
     6.35%                       04/01/04                475             494,594
   Pennsylvania Econ. Fin. Solid Waste
     Disposal Rev., Ser. 99
     6.00%                       06/01/31             23,000          22,137,500

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Fin. Auth. Rev., Mun.
     Cap. Imp. Prj., Ser. 93
     6.60%                       11/01/09            $22,805      $   24,572,387
   Pennsylvania G.O., Ser. 94
     5.50%                       06/15/08              1,000           1,038,750
   Pennsylvania Hgr. Ed. Assistance Agcy.
     Stud. Ln. Rev., Ser. 84A
     7.44%                       03/01/20              8,250           9,044,062
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Ser. 90
     5.38%                       01/01/15              5,200           5,089,500
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Assistance Agcy. for Stud. Lns. Prj.,
     Ser. 84A
     8.62%**                     03/01/22              5,000           5,325,000
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Duquesne Univ. Prj., Ser. 91C
     6.75%(DOUBLE DAGGER)        04/01/20              1,000           1,037,500
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Lehigh Univ. Northampton Prj.,
     Unrefunded Ser. 89
     7.10%                       11/15/09                300             307,089
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. of Textiles & Science
     Prj., Ser. 93
     5.15%                       02/01/04              1,230           1,260,750
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. Osteopathic Prj.,
     Ser. 93
     5.35%                       12/01/10              3,735           3,767,681
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Thomas Jefferson Univ. Prj., Ser. 90
     7.30%                       11/01/00              1,500           1,583,895
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                       01/01/22             32,415          30,632,175
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ser. 96A
     6.05%                       10/01/16              2,500           2,540,625
   Pennsylvania Hsg. Fin. Agcy.
     Multi-Family FHA Ins. Rev., Ref. Ser. 92
     8.10%                       07/01/13              2,000           2,125,000
   Pennsylvania Hsg. Fin. Agcy. Res. Rev.,
     Section 8 Prj., Ref. Ser. 91A
     7.60%                       07/01/13              1,000           1,045,000
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                       07/01/12              1,500           1,569,375
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 98
     5.50%(DAGGER)               04/01/30              9,000           1,417,500
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 99
     5.85%                       10/01/18              1,000             995,460
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 91
     6.95%                       10/01/05                250             259,375
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                       10/01/99              1,000           1,037,500
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94B
     6.88%                       10/01/24              1,500           1,565,625

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Ind. Dev. Auth. Rev.,
     Pennvest Prj., Ser. 90
     6.00%                       03/01/00            $   775      $      790,423
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 90
     5.25%                       07/01/02              6,620           6,777,225
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 90B
     6.80%                       09/01/10              3,985           4,318,744
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 93
     6.00%                       09/01/03              1,990           2,104,425
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 94
     6.00%                       09/01/06              1,930           2,067,513
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 92
     6.80%                       06/15/02              5,505           5,855,944
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 93
     5.15%                       06/15/05             10,000          10,250,000
     5.88%                       06/15/23             15,000          15,750,000
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 94
     7.00%                       06/15/04                500             551,875
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.60%                       06/15/12              1,000           1,013,750
     5.50%                       06/15/16              5,000           4,918,750
     5.50%                       06/15/20              8,000           7,730,000
   Pennsylvania St. Fin. Auth. Cmnty.
     Coll. Rev., Beaver Cnty Coll. Prj.,
     Ser. 94A
     5.88%                       12/01/07                825             876,563
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 91
     7.00%                       10/01/01              1,385           1,459,444
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn
     Mawr Coll. Prj., Ser. 95
     6.00%                       12/01/15              1,200           1,245,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Drexel Univ.
     Prj., Ser. 90
     7.00%                       05/01/00                 50              50,918
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Philadelphia
     Coll. of Textiles & Science Prj.,
     Ser. 93
     5.35%                       02/01/06              1,050           1,082,813
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 91E
     6.90%                       06/15/01              1,000           1,045,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 93
     5.25%                       02/01/05              1,000           1,028,750
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ. Prj.,
     Ser. 98
     5.50%                       07/15/38             19,000          18,097,500

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Hgr. Ed. Fac. Auth. Coll.
     & Univ. Rev., Thomas Jefferson
     Univ. Prj., Ser. 90
     7.55%                       11/01/00            $   750      $      793,898
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                       01/01/06              1,000           1,113,750
     6.00%                       01/01/12              4,000           4,210,000
   Pennsylvania St. Infra. Investment
     Auth. Rev., Ser. 90
     6.45%                       09/01/04              1,600           1,716,000
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev., Mid Valley Sch. Dist.
     Prj., Ser. 92D
     6.25%                       01/01/07                500             527,500
   Pennsylvania St. Third G.O., Ser. 91A
     6.10%                       11/15/01              7,000           7,376,250
     6.50%                       11/15/01              3,250           3,449,063
     6.50%                       11/15/11              1,500           1,591,875
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86G
     7.00%                       12/01/00                500             527,500
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86J
     7.20%                       12/01/99              2,275           2,459,844
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86K
     7.63%                       12/01/99              2,000           2,051,780
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 91L
     6.50%                       06/01/04              1,445           1,517,250
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92O
     5.50%                       12/01/17              2,895           2,833,481
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92P
     5.80%                       12/01/06              1,500           1,563,750
     6.00%                       12/01/09                500             521,250
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 94A
     5.88%                       12/01/08                500             538,750
   Pennsylvania St. Univ. Rev., Ser. 91
     6.75%                       07/01/01              1,000           1,061,250
     7.00%                       07/01/01              1,950           2,076,750
   Pennsylvania St. Univ. Rev., Ser. 94
     5.00%                       05/01/03              1,000           1,020,000
   Pennsylvania Trafford Dist. G.O.,
     Ser. 94
     5.85%                       05/01/04              1,000           1,055,000
   Pennsylvania Unltd. Tax G.O.,
     Ser. 94A
     6.50%                       11/01/05                250             265,000
   Philadelphia Arpt. Rev., Ser. 97A
     6.00%                       06/15/05             10,405          11,107,338
     6.00%                       06/15/06              6,030           6,452,100
     5.13%                       06/15/12              2,815           2,755,181
     5.25%                       06/15/15              5,770           5,575,263
   Philadelphia Arpt. Rev., Ser. 98
     6.00%                       06/15/06              5,125           5,438,906
   Philadelphia Gas Works Rev.,
     Ser. 93
     5.50%                       07/01/04              5,000           5,206,250
   Philadelphia Gas Works Rev.,
     Ser. 94
     5.25%                       08/01/24              2,900           2,686,125

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Gas Works Rev., Ser. 98A
     5.38%                       07/01/13            $ 4,155      $    4,123,838
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's Hosp.
     of Philadelphia Prj., Ser. 93
     5.00%                       02/15/21              2,250           2,002,500
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92A
     7.00%                       08/15/03              1,000           1,065,000
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92B
     7.00%                       08/15/12              1,575           1,659,656
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                       06/01/14                500             525,625
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                       01/01/07              1,235           1,281,313
     5.60%                       01/01/08              1,245           1,293,244
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Magee Rehab.
     Hosp. Prj., Ser. 91
     7.00%                       12/01/05              1,000           1,048,750
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Ser. 96B
     5.00%                       07/01/10              4,590           4,503,938
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Presbyterian
     Med. Ctr. Prj., Ser. 93
     5.60%                       12/01/00                595             606,900
     6.10%                       12/01/03              1,000           1,063,750
   Philadelphia Ind. Dev. Auth. Rev.,
     City of Philadelphia Prj., Ser. 96A
     5.40%                       02/15/17              2,500           2,421,875
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                       11/15/12              3,945           3,935,138
     5.50%                       11/15/16              1,650           1,641,750
   Philadelphia Ind. Dev. Auth. Rev.,
     Inst. Cancer Rsrch. Prj., Ser. 90B
     7.25%                       07/01/03              2,515           2,606,948
   Philadelphia Ind. Dev. Auth. Rev., Nat.
     Bd. of Med. Examiners Prj., Ser. 92
     6.75%                       05/01/12                500             538,125
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.50%                       07/01/10              1,035           1,056,994
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                       07/15/08              2,650           2,805,688
   Philadelphia Mun. Auth. Rev.,
     Criminal Justice Prj., Ser. 88
     7.80%                       04/01/18              3,765           3,838,681
   Philadelphia Mun. Auth. Rev.,
     Justice Lease Prj., Ser. 91B
     7.13%                       11/15/01              1,055           1,138,081
     7.10%                       11/15/11              1,200           1,293,000

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.05%                       11/15/03            $ 2,000      $    2,050,000
     5.20%                       11/15/04              4,000           4,120,000
     5.63%                       11/15/14              2,600           2,613,000
   Philadelphia Pk. Auth. Rev.,
     Arpt. Pk. Prj., Ser. 97
     5.75%                       09/01/06              3,000           3,172,500
   Philadelphia Pk. Auth. Rev.,
     Arpt. Pk. Prj., Ser. 99
     5.63%                       09/01/18              4,430           4,380,163
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                       09/01/15              5,900           5,789,375
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.63%                       09/01/13              3,390           3,440,850
     5.63%                       09/01/14              4,645           4,685,644
     5.63%                       09/01/17              5,495           5,453,788
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 90
     6.85%                       08/01/00                500             512,520
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 93
     6.20%**                     09/01/20              2,000           2,080,000
   Philadelphia Sch. Dist. G.O., Ser. 94A
     5.80%                       07/01/08              1,910           2,029,375
     5.85%                       07/01/09              1,710           1,823,288
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                       09/01/04              5,985           6,441,356
     6.25%                       09/01/07              5,990           6,529,100
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                       09/01/10              2,500           2,650,000
     5.50%                       09/01/18              4,890           4,773,863
   Philadelphia Sch. Dist. G.O., Ser. 97A
     5.00%                       04/01/05              5,000           5,087,500
   Philadelphia Sch. Dist. Untld. Tax
     G.O., Ser. 91B
     7.00%                       07/01/01              2,000           2,115,000
   Philadelphia Sch. Dist. Untld. Tax
     G.O., Ser. 92A
     6.40%                       05/15/02              2,000           2,112,500
   Philadelphia Sch. Dist. Untld. Tax
     G.O., Ser. 95A
     6.25%                       09/01/06              2,255           2,449,494
   Philadelphia Sch. Dist. Untld. Tax
     G.O., Ser. 95B
     5.50%                       09/01/11              2,000           2,120,000
   Philadelphia Unltd. Tax G.O.,
     Prerefunded Ser. 94B
     5.90%                       11/15/09              1,620           1,747,575
   Philadelphia Unltd. Tax G.O., Ser. 93A
     5.25%                       05/15/04                300             309,375
   Philadelphia Unltd. Tax G.O., Ser. 95
     6.00%                       05/15/04              2,345           2,488,631
     6.00%                       05/15/05              2,485           2,649,631
     5.00%                       05/15/20              4,000           3,595,000
   Philadelphia Unltd. Tax G.O., Unrefunded
     Ser. 94
     5.90%                       11/15/09                980           1,031,450
   Philadelphia Wtr. & Swr. Rev., Ser. 89
     6.85%                       10/01/99              2,000           2,000,000
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                       09/01/04              7,775           8,484,469

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                       06/15/06            $ 3,000      $    3,123,750
     5.50%                       06/15/07              6,780           7,051,200
     5.75%                       06/15/13              5,260           5,343,900
     5.00%                       06/15/16              3,700           3,417,875
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 95
     6.75%                        08/01/0               3500             541,250
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                       08/01/22             25,510          22,767,675
     5.13%                       08/01/27             20,645          18,657,919
   Pittsburgh & Allegheny Cnty.
     Auditorium Auth. Rev., Ser. 78
     6.40%                       12/01/01                340             340,680
   Pittsburgh & Allegheny Cnty. Rev.,
     Ser. 91B
     6.00%                       07/15/01                500             515,625
   Pittsburgh Pub. Pk. Auth. Rev., Ser. 92A
     5.88%                       12/01/12              1,500           1,541,250
   Pittsburgh Sch. Dist. G.O., Ser. 97
     5.50%                       09/01/09              4,500           4,601,250
   Pittsburgh Unltd. Tax G.O., Ser. 95A
     5.20%                       03/01/10             10,000          10,287,500
     5.25%                       03/01/11             10,450          10,423,875
   Pittsburgh Unltd. Tax G.O., Ser. 95B
     5.13%                       03/01/09              5,000           5,018,750
   Pittsburgh Unltd. Tax G.O., Ser. 96A
     6.00%                       03/01/05              8,225           8,749,344
   Pittsburgh Wtr. & Swr. Rev., Ser. 91A
     6.60%                       09/01/01              1,100           1,170,125
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                       09/01/21              3,000           2,685,000
   Pleasant Valley Sch. Dist. G.O., Ser. 95
     5.60%                       11/15/14              1,385           1,390,194
   Pottstown Borough Auth. Swr. Rev., Ser. 96
     5.50%                       11/01/16              1,560           1,534,650
   Punxsutawney Area Sch. Dist. G.O.,
   Ser. 95
     5.80%                       04/15/05              1,000           1,056,250
   Purchase Line Sch. Dist. G.O., Ser. 91
     6.95%                       01/15/01              1,000           1,035,000
   Reading G.O., Ser. 92
     6.50%                       11/15/02              1,000           1,063,750
   Ridley Park Hosp. Auth. Rev., Taylor
   Hosp. Prj., Ser. 90A
     8.63%                       12/01/00              3,185           3,415,913
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                       02/01/19                500             536,875
   Riverside Beaver Cnty. Sch. Dist.
     Rev., Ser. 96
     5.50%                       02/15/17              3,725           3,878,656
   Rose Tree Media Sch. Dist. G.O.,
     Ser. 92A
     6.55%                       09/15/01                945             987,525
   Saint Mary Hosp. Auth. Rev., Langhorne
     Hosp. Franciscan Hlth. Prj., Ser. 89C
     7.00%                       07/01/03                750             770,183
   Sayre Hlth. Care Fac. Auth. Rev.,
     Guthrie Prj., Ser. 91A
     7.10%                       03/01/17              3,000           3,150,000
   Sayre Hlth. Care Fac. Auth. Rev.,
     Tioga Nursing Fac. Prj., Ser. 89A
     7.25%                       10/01/10              1,500           1,533,750

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Sayre Hlth. Care Fac. Auth. Rev.,
     VHA Cap. Fin. Prj., Ser. 85
     7.15%                       12/01/10            $ 1,400      $    1,489,250
   Sayre Hlth. Care Fac. Auth. Var.
     Hosp. Rev., Ser. 85H
     7.63%                       12/01/99                750             775,988
   Schuylkill Redev. Auth. Comm.
     Rev., Ser. 91A
     7.13%                       06/01/13              2,000           2,110,000
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Hosp. Cmnty. Med.
     Ctr. Prj., Ref. Ser. 98A
     5.25%                       07/01/04              2,215           2,278,681
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Univ. of Scranton Prj.,
     Ser. 90B
     7.25%                       06/15/00              1,310           1,366,382
     7.40%                       06/15/10              1,665           1,738,943
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Univ. of Scranton Prj.,
     Ser. 90C
     7.50%                       06/15/00              3,860           4,034,047
   Seneca Valley Sch. Dist. G.O., Ser. 98A
     5.00%                       07/01/14             10,645          10,006,300
   Solanco Sch. Dist. G.O., Ser. 94
     6.30%                       02/15/04                500             535,000
   Somerset Cnty. Gen. Auth.
     Comm. Rev., Ser. 91
     6.45%                       10/15/00              1,000           1,027,260
     6.25%                       10/15/01              1,750           1,822,188
     6.70%                       10/15/01              1,500           1,575,000
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.38%                       07/01/16              4,000           3,860,000
   Southeastern Pennsylvania Trans.
     Auth. Rev., Prerefunded Ser. 95
     5.75%                       03/01/08                 75              79,594
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ref. Ser. 95
     5.75%                       03/01/08              1,210           1,284,113
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 94
     6.00%                       06/01/01              2,000           2,045,000
     6.10%                       06/01/02              1,000           1,035,000
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 95
     5.88%                       03/01/09              1,230           1,311,488
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 97
     5.75%                       03/01/06              2,900           3,055,875
     5.75%                       03/01/07              1,700           1,791,375
     5.50%                       03/01/12              2,525           2,550,250
     5.55%                       03/01/13              3,500           3,526,250
     5.38%                       03/01/17              4,770           4,603,050
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                       02/01/18             10,010           9,371,863
   State Hgr. Ed. Fac. Auth. Rev., Ser 93
     7.50%                       06/15/01              1,670           1,761,850
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Butler Cnty. Cmnty.
     Coll. Prj., Ser. 89E
     7.20%                       10/15/99                750             758,205

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)
                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------            -------      -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area Cmnty.
     Coll. Prj., Ser. 90
     7.15%                       10/01/99            $   385      $      388,850
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area Cmnty.
     Coll. Prj., Ser. 91D
     6.80%                       04/01/02              1,335           1,413,431
   Stroudsburg Area Sch. Dist. G.O., Ser. 98
     5.25%                        10/01/1              22,985          2,955,150
   Swarthmore Borough Auth. Coll. Rev.,
     Ser. 90
     6.95%                       09/15/00                500             519,430
     7.38%                       09/15/00              1,500           1,564,140
   Tarentum Gtd. Elec. Rev., Ser. 93
     5.88%                       09/01/18                750             789,375
   Unionville Chadds Ford Sch. Dist.
     G.O., Ser. 91
     6.75%                       06/01/06              1,000           1,036,250
   Unionville Chadds Ford Sch. Dist.
     G.O., Ser. 93
     5.60%                       06/01/03              1,000           1,038,750
   Upper St. Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                       02/15/04                390             402,188
   Warren Cnty. G.O., Ser. 91
     7.15%                       07/01/01              1,200           1,260,000
   Washington Cnty. Auth. Lease Rev.,
     Ser. 85C
     7.30%                       12/15/99              3,000           3,160,440
     7.30%                       06/15/00              3,840           4,045,363
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr.
     Co. Prj., Ser. 93
     4.95%                       03/01/03              5,190           5,274,338
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co.
     Prj., Ser. 95G
     6.05%                       04/01/14              2,500           2,618,750
   West Chester Area Sch. Dist. G.O.,
     Ser. 91A
     6.70%                       01/15/01              1,000           1,031,250
   West Chester Area Sch. Dist.
     Unltd. Tax G.O., Ser. 91A
     6.70%                       01/01/01              1,000           1,031,250
   West Goshen Swr. Auth. Rev., Ser. 91
     7.00%                       09/01/01              1,500           1,576,875
   West Jefferson Hills Sch. Dist.
     Unltd. Tax G.O. , Ser. 91A
     6.70%                       08/01/01              1,250           1,306,250
   West Mifflin Sanit. Swr. Mun. Auth.
     Swr. Rev., Ser. 96
     5.70%                       08/01/15              1,445           1,526,281
   West Whiteland Twp. Unltd. Tax
     G.O., Ser. 92
     6.75%                       12/01/02              1,100           1,177,000
   West York Area Sch. Dist. G.O.,
     Ser. 91
     6.80%                       03/01/01                900             932,625
   Westmoreland Cnty. G.O., Ser. 91
     6.35%                       12/01/99              1,000           1,004,100
   Westmoreland Cnty. G.O., Ser. 92
     6.55%                       08/01/01                750             781,875

                                                       Par
                                Maturity              (000)            Value
                               ----------            -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys. Prj.,
     Ser 93A
     6.00%                       07/01/11            $   200      $      208,750
   Westmoreland Cnty. Mun. Auth.
     Rev., Ser. 87K
     2.00%                       07/01/03              1,000             910,000
   Westmoreland Cnty. Unltd. Tax
     G.O., Ser. 97
     5.50%                       12/01/16              1,160           1,141,150
   Westview Mun. Auth. Spec. Oblig.
     Rev., Ser. 85
     9.25%                       11/15/05                750             886,875
   Williamsport Area Sch. Dist. Auth.
     Rev., Ser. 78
     6.00%                       03/01/07                140             143,150
   Wilson Sch. Dist. G.O., Ser. 97
     5.50%                       05/15/14                580             604,650
     5.50%                       05/15/17              7,435           7,750,988
   Wilson Sch. Dist. G.O., Unrefunded
     Ser. 97
     5.50%                       05/15/14                860             857,850
   York Cnty. Hosp. Auth. Rev.,
     York Hosp. Prj., Ser. 91
     7.00%                       01/01/01                285             300,319
     7.10%                       01/01/01                355             374,525
                                                                  --------------
                                                                   1,039,905,748
                                                                  --------------
PUERTO RICO -- 1.2%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 89N
     6.80%                       07/01/00              1,000           1,018,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                       07/01/03                250             264,063
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                       07/01/12              5,000           5,212,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97A
     5.38%                       07/01/14              3,000           3,011,250
   Puerto Rico Pub. Bldg. Auth. Pub. Ed.
     & Hlth. Fac. Rev., Ser. 93M
     4.90%                       07/01/00              3,000           3,027,360
                                                                  --------------
                                                                      12,533,173
                                                                  --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,047,098,831)                                            1,052,438,921
                                                                  --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1999                              Shares          Value
                                                     -------      -------------

CUMULATIVE PREFERRED STOCK -- 1.1%
   Charter Mac Equity Issue Trust 144A
     6.625%                                           80,000     $    7,990,560
   MuniMae TE Bond Subs.,LLC 144A
     6.875%                                           40,000          4,041,240
                                                                 --------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $12,000,000)                                                 12,031,800
                                                                 --------------

SHORT TERM INVESTMENTS -- 0.7%
   Smith Barney Tax-Free Money
     Market Fund                                   7,880,247          7,880,247
   Vanguard Tax-Exempt Money
     Market Fund                                     100,000            100,000
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,980,247)                                                   7,980,247
                                                                 --------------
TOTAL INVESTMENTS
  IN SECURITIES  -- 100.0%
  (Cost $1,067,079,078*)                                         $1,072,450,968
                                                                 ==============


---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $23,101,341
      Gross unrealized depreciation                                 (17,729,451)
                                                                    -----------
                                                                    $ 5,371,890
                                                                    ===========

**  Rates shown are the rates as of September 30, 1999.

(DAGGER) The rate shown is the effective yield on the zero coupon bonds.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $2,500,000 on 190 long U.S. Treasury Bond future contracts expiring December 1999. The value of such contracts on September 30, 1999 was $21,333,438, thereby resulting in an unrealized loss of $118,750


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $1,067,079,078) ..................................................................     $1,072,450,968
   Interest receivable .........................................................................................         16,316,963
   Investments sold receivable .................................................................................         47,137,446
   Capital shares sold receivable ..............................................................................             96,057
   Futures margin receivable ...................................................................................            102,648
   Prepaid expenses ............................................................................................              3,132
   Other assets ................................................................................................              8,278
                                                                                                                     ---------------
          TOTAL ASSETS .........................................................................................      1,136,115,492
                                                                                                                     ---------------
LIABILITIES
   Investments purchased payable ...............................................................................         61,524,875
   Capital shares redeemed payable .............................................................................            223,068
   Distributions payable .......................................................................................          4,330,947
   Advisory fees payable .......................................................................................             72,329
   Administrative fees payable .................................................................................            123,132
   Transfer agent fees payable .................................................................................             76,597
   Other accrued expenses payable ..............................................................................            108,451
                                                                                                                     ---------------
          TOTAL LIABILITIES ....................................................................................         66,459,399
                                                                                                                     ---------------
NET ASSETS (Applicable to 94,519,536 Institutional shares, 1,344,151 Service shares, 3,482,327
   Investor A shares, 2,260,041 Investor B shares and 86,596 Investor C shares outstanding) ....................     $1,069,656,093
                                                                                                                     ==============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($1,045,146,649 (DIVIDE) 99,346,014) ...........................................             $10.52
                                                                                                                             ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................................................             $10.52
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.52 (DIVIDE) 0.960) .....................................................................................             $10.96
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($23,602,291 (DIVIDE) 2,260,041) .......................................................             $10.44
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($907,153 (DIVIDE) 86,596) .............................................................             $10.48
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------             ------        -----------
MUNICIPAL BONDS -- 94.3%
NEW JERSEY -- 84.4%
   Atlantic City, COP's, Pub. Fac.
     Lease Agreement Prj., Ser. 91
     7.30%                       03/01/04             $1,535        $  1,701,931
   Bergen Cnty. G.O., Ser. 90
     6.25%                       11/15/00                645             661,931
   Bergen Cnty. Util. Auth. Rev., Ser. 92A
     6.00%                       06/15/01              1,590           1,637,700
   Brigantine G.O., Ser. 92
     6.25%                       08/01/03                730             773,800
   Camden Cnty. Imp. Auth. Lease Rev.,
     Ser. 92
     6.00%                       12/01/02              1,000           1,057,500
   Cherry Hill Twp. G.O., Ser. 92
     6.00%                       06/01/06                500             526,250
   Dover Twp. G.O., Ser. 92
     6.00%                       10/15/03              1,000           1,062,500
     6.10%                       10/15/04                540             575,100
   Edison Twp. G.O., Ser. 91
     6.50%                       06/01/04                930           1,005,562
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Ser. 94
     6.90%                       12/01/14                500             562,500
   Essex Cnty. Util. Auth. Solid Waste
     Rev., Ser. 96
     5.75%                       04/01/05              2,000           2,107,500
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Park Prj.,
     Ser. 94A
     6.20%                       09/15/11              1,250           1,275,000
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                       12/15/07                860             906,225
   Hudson Cnty. Imp. Auth. Fac. Lease
     Rev., Hudson Cnty. Lease Prj.,
     Ser. 98
     4.75%                       10/01/19              2,250           1,960,312
   Hudson Cnty. Imp. Auth. Rev., Union
     Lease Prj., Ser. 99
     5.20%                       07/15/24              3,000           2,782,500
   Jersey City G.O., Ser. 96A
     6.00%                       10/01/05              1,655           1,770,850
     6.00%                       10/01/06              3,000           3,221,250
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                       08/15/11                169             190,547
   Lacey Twp. Wtr. Auth. Rev., Ser. 93
     6.00%                       12/01/12              1,000           1,076,250
   Mercer Cnty. Imp. Auth. Rev., Hamilton
     Bd. of Ed. Prj., Ser. 92
     5.90%                       06/01/03                500             521,250
   Middlesex Cnty. Imp. Auth. Rev., Ser. 96
     5.80%                       09/15/13              1,725           1,781,062
   Monmouth Cnty. G.O., Ser. 90
     6.90%                       08/01/04                430             449,285
   Monmouth Cnty. Imp. Auth. Corr. Fac. Rev.,
     Ser. 91
     6.30%                       08/01/01              1,000           1,056,250
   Morristown Cnty. G.O., Ser. 95
     6.40%                       08/01/14                500             540,000
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                       07/01/08              1,290           1,364,175
     5.88%                       07/01/11              4,000           4,205,000

                                                       Par
                                Maturity              (000)            Value
                               ----------             ------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                       06/15/08             $4,440        $  4,728,600
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 94
     5.80%                       07/01/07              1,500           1,590,000
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Med. Ctr. Prj., Ser. 97A
     5.63%(DAGGER)               07/01/23              4,000           1,000,000
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Prj., Ser. 89
     6.63%                       06/15/01              1,050           1,090,740
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                       06/01/05                865             881,219
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Ser. 96
     5.88(DOUBLE DAGGER)         07/01/16              2,185           2,231,431
   New Jersey Hlth. Care Fac. FHA Ins. Mtg.
     Rev., Cathedral Hlth. Ctr. Prj., Ser. 90A
     6.95%                       02/15/01                640             663,200
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Ser. 99
     5.25%                       07/01/19              5,000           4,762,500
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Cathedral Hlth. Ctr. Prj., Ser. 90
     7.25%                       02/15/21              1,000           1,058,750
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Kennedy Hlth. Sys. Prj., Ser. 98
     5.25%                       07/01/15                700             676,375
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ. Prj.,
     Ser. 96C
     5.75%(DOUBLE DAGGER)        07/01/07              2,595           2,744,212
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Society of The Vy. Hosp. Prj.,
     Ser. 89C
     6.60%                       07/01/00                430             438,910
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 92
     6.50%                       03/01/07                600             637,375
   New Jersey St. Ed. Fac. Auth. Rev., Hgr.
     Ed. Fac. Trust Fund Prj., Ser. 95A
     5.13%                       09/01/07              1,800           1,838,250
   New Jersey St. Ed. Fac. Auth. Rev.,
     St. Peters Coll. Prj., Ser. 98B
     5.50%                       07/01/27              3,220           2,934,225
   New Jersey St. G.O., Ser. 86B
     6.25%                       01/15/04                860             919,125
   New Jersey St. G.O., Ser. 91
     6.25%                       08/01/02              1,160           1,228,150
     6.00%                       08/01/03              4,075           4,263,469
   New Jersey St. G.O., Ser. 98
     7.65%**                     02/01/13              3,400           3,140,750
   New Jersey St. Hsg. & Mtg. Fin.
     Agcy. Rev., Ser. 92A
     6.70%                       05/01/05                500             525,000
     6.70%                       11/01/05              1,000           1,050,000
     6.95%                       11/01/13                750             789,375
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.20%                       01/01/10                750             810,000
     6.25%                       01/01/14                500             524,375

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------             ------        -----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                       01/01/02             $  860        $    893,325
     6.90%                       01/01/14                970             972,134
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                       01/01/10              2,210           2,284,587
     6.50%                       01/01/16                500             539,375
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 92A
     5.80%                       01/01/02              1,260           1,293,075
   New Jersey St. Waste Wtr. Trtmnt.
     Trust Rev., Ser. 90
     6.88%                       06/15/00                395             409,074
     6.88%                       06/15/06                 35              36,065
   New Jersey St. Waste Wtr. Trtmnt.
     Trust Rev., Ser. 96C
     6.25%                       05/15/03              2,500           2,656,250
     6.25%                       05/15/06              5,955           6,476,063
   New Jersey Trans. Auth. Rev., Ser. 96A
     6.00%                       12/15/05              1,000           1,075,000
   New Jersey Trans. Auth. Rev., Ser. 94A
     6.25%                       12/15/03              1,000           1,070,000
   New Jersey Trans. Trust Fund Auth.
     Rev., Ser. 96B
     5.25%                       06/15/15              3,000           2,898,750
   New Jersey Trans. Trust Fund Auth.
     Rev., Ser. 99A
     5.75%                       06/15/18              4,000           4,055,000
     5.75%                       06/15/20              2,000           2,022,500
   Newark Bd. of Ed. G.O., Ser. 94
     5.88%                       12/15/13              1,000           1,057,500
   North Bergen Twp. G.O., Ser. 92
     5.90%                       08/15/01                500             517,500
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                       07/01/03                860             893,325
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                       07/15/06                755             798,413
   Northwest Bergen Cnty. Util. Auth.
     Sys. Rev., Ser. 92
     6.00%                       07/15/07                860             912,675
   Ocean Cnty. G.O., Ser. 89
     6.75%                       07/13/03              1,030           1,114,975
   Ocean Cnty. G.O., Ser. 90
     6.80%                       06/15/00                430             438,669
   Ocean Cnty. G.O., Ser. 91
     6.38%                       04/15/03                430             457,950
   Ocean Cnty. G.O., Ser. 91A
     6.25%                       10/01/04                430             454,188
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                       01/01/12              1,005           1,087,913
   Ocean Cnty. Util. Auth. Waste Wtr. Rev.,
     Ser. 00
     5.00%                       01/01/13                500             456,875
     5.00%                       01/01/18              1,350           1,184,625
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                       12/01/08              1,705           1,798,775
   Passaic Valley Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                       12/15/02                500             525,000
   Point Pleasant G.O., Ser. 95
     5.70%                       12/01/03                500             527,500

                                                       Par
                                Maturity              (000)            Value
                               ----------             ------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Auth. New York & New Jersey
     Rev., Ser. 92
     6.10%                       10/15/02             $  645        $    678,863
   Port Auth. New York & New Jersey
     Rev., Ser. 95
     5.75%                       11/01/09              3,275           3,393,719
   Port Auth. New York & New Jersey Spec.
     Oblig. Rev., JFK Intl. Air Term. Prj.,
     Ser. 97
     5.75%                       12/01/22              2,105           2,083,950
   Port Auth. New York & New Jersey Spec.
     Oblig. Rev., JFK Intl. Air Term. Prj.,
     Ser. 97-6
     6.25%                       12/01/09              7,000           7,630,000
   Rutgers Univ. Rev., Ser. 92A
     6.10%                       05/01/03              1,000           1,052,500
   Salem Cnty. Ind. Poll. Ctrl. Fin.
     Auth. Rev., Ser. 94
     6.20%                       08/01/30              1,000           1,035,000
   South Jersey Port. Corp. Rev.,
     Marine Term. Prj., Ser. 93G
     5.60%                       01/01/23              3,000           2,943,750
   Warren Cnty. Poll. Ctrl. Fin. Auth.
     Rev., Ser. 92B
     5.70%                       12/01/03                500             520,625
   Weehawken Twp. G.O., Ser. 92
     6.15%                       07/01/04                350             366,625
   West Windsor Plainsboro Twp.
     Bd. of Ed. G.O., Ser. 93
     5.80%                       03/15/06              1,000           1,050,000
   Winslow Twp. Unltd. Tax G.O., Ser. 92
     6.40%                       10/01/05                870             930,900
   Woodbridge Twp. G.O., Ser. 90
     6.65%                       08/01/00                475             490,547
   Woodbridge Twp. G.O., Ser. 92
     6.05%                       08/15/05                500             531,250
     6.25%                       08/15/08              1,000           1,068,750
                                                                    ------------
                                                                     137,981,821
                                                                    ------------
NEW YORK -- 0.1%
   New York Energy Research & Dev.
     Auth. Rev., Niagara Mohawk Power
     Prj., Ser. 85A
     4.20%**                     07/01/15                250             250,000
                                                                    ------------
PENNSYLVANIA -- 0.9%
   Delaware River Joint Toll Bdg.
     Rev., Ser. 92
     6.25%                       07/01/12              1,400           1,442,000
                                                                    ------------
PUERTO RICO -- 8.3%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 93X
     5.50%                       07/01/13              2,000           2,055,000
   Puerto Rico Cmwlth. Infra.
     Auth. Rev., Ser. 99
     5.20%**                     07/01/12              2,000           1,894,700
   Puerto Rico Cmwlth. Infra.
     Auth. Rev., Ser. 99A
     5.00%                       07/01/15              2,000           1,911,640
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     6.13%                       07/01/08              1,000           1,096,250

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       Par
AS OF SEPTEMBER 30, 1999        Maturity              (000)            Value
                               ----------             ------       ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                       07/01/20             $2,250       $  2,190,938
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97AA
     5.25%                       07/01/16              1,000            981,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                       07/01/09              1,500          1,575,000
   Puerto Rico Infra. Fin. Auth. Rev.,
     Ser. 97A
     5.00%                       07/01/28              2,000          1,787,500
                                                                   ------------
                                                                     13,492,278
                                                                   ------------
VIRGIN ISLANDS -- 0.6%
   Virgin Islands Wtr. & Pwr. Auth.
     Elec. Sys. Rev., Ser. 98
     5.30%                       07/01/21              1,100          1,006,500
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $152,047,869)                                               154,172,599
                                                                   ------------

                                                    Shares
                                                   ---------
CUMULATIVE PREFERRED STOCK -- 4.9%
   Charter Mac Equity Issue Trust 144A
     6.625%                                           40,000          3,995,280
   MuniMae TE Bond Subs., LLC 144A
     6.875%                                           40,000          4,041,240
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $8,000,000)                                                   8,036,520
                                                                   ------------

SHORT TERM INVESTMENTS -- 0.8%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $1,243,807)                             1,243,807          1,243,807
                                                                   ------------

                                                                      Value
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES -- 100.0%
  (Cost $161,291,676*)                                             $163,452,926
                                                                   ============

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $4,190,069
      Gross unrealized depreciation                                  (2,028,819)
                                                                     ==========
                                                                     $2,161,250
                                                                     ==========

**  Rates shown are the rates as of September 30, 1999.

(DAGGER) The rate shown is the effective yield on the zero coupon bonds.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $685,000 on 145 long U.S. Treasury Bond future contracts and 110 short U.S. Treasury Bond future contracts expiring December 1999. The value of such contracts on September 30, 1999 was $28,813,906, thereby resulting in an unrealized loss of $12,969.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $161,291,676) ....................................................................       $163,452,926
   Interest receivable .........................................................................................          2,338,463
   Investments sold receivable .................................................................................         14,274,387
   Capital shares sold receivable ..............................................................................                517
                                                                                                                       ------------
          TOTAL ASSETS .........................................................................................        180,066,293
                                                                                                                       ------------
LIABILITIES
   Investments purchased payable ...............................................................................         17,276,665
   Capital shares redeemed payable .............................................................................            597,480
   Distributions payable .......................................................................................            658,912
   Advisory fees payable .......................................................................................             13,816
   Administrative fees payable .................................................................................             19,626
   Transfer agent fees payable .................................................................................             16,114
   Other accrued expenses payable ..............................................................................             14,862
   Futures margin payable ......................................................................................             10,148
                                                                                                                       ------------
          TOTAL LIABILITIES ....................................................................................         18,607,623
                                                                                                                       ------------
NET ASSETS (Applicable to 11,862,666 Institutional shares, 2,179,368 Service shares, 117,449
   Investor A shares, 127,466 Investor B shares and 1,670 Investor C shares outstanding) .......................       $161,458,670
                                                                                                                       ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($159,999,454 (DIVIDE) 14,159,483) .............................................              $11.30
                                                                                                                              ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................................................              $11.30
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.30 (DIVIDE) 0.960) .....................................................................................              $11.77
                                                                                                                              ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,440,345 (DIVIDE) 127,466) ..........................................................              $11.30
                                                                                                                              ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($18,871 (DIVIDE) 1,670) ...............................................................              $11.30
                                                                                                                              ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                       Par
AS OF SEPTEMBER 30, 1999         Maturity             (000)             Value
                                 --------            -------        ------------
MUNICIPAL BONDS -- 96.2%
OHIO -- 82.2%
   Akron Swr. Sys. Rev., Ser. 96
     5.88%                       12/01/16            $   500        $    516,250
   Brunswick G.O., Ser. 94
     6.30%                       12/01/05                210             223,125
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp. Prj., Ser. 91
     6.75%                       11/15/03                 50              53,250
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                       04/01/11                600             640,500
   Cincinnati Wtrwks. Imp. Rev., Ser. 89
     6.75%                       12/01/01              1,000           1,055,000
   Clermont Cnty. Swr. Sys. Rev., Ser. 90
     7.25%                       12/01/00              1,415           1,496,362
   Cleveland Apt. Sys. Rev., Ser. 94B
     5.70%                       01/01/04                150             159,375
   Cleveland COP's, Cleveland
     Stadium Prj., Ser. 97
     5.25%                       11/15/10              2,500           2,525,000
   Cleveland COP's, Cleveland
     Stadium Prj., Ser. 97B
     6.00%                       11/15/09              1,000           1,081,250
   Cleveland Ltd. Tax G.O., Ser. 94
     6.25%                       11/15/06              1,915           2,096,925
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                       09/15/06              1,275           1,373,812
   Cleveland Pub. Pwr. Sys. Rev.,
     First Mtg. Prj., Ser. 94B
     6.10%                       11/15/03              1,000           1,066,250
   Cleveland Pub. Pwr. Sys. Rev., Ser. 94A
     6.30%                       11/15/05              4,000           4,385,000
   Cleveland Wtrwks. Rev., First
     Mtg. Prj., Ser. F-92A
     6.50%                       01/01/02                500             532,500
   Cleveland Wtrwks. Rev., Imp. First
     Mtg. Prj., Ser. 96H
     6.00%                       01/01/06              2,000           2,140,000
   Cleveland-Cuyahoga Cnty. Port
     Auth. Rev., Ser. 97
     6.00%                       03/01/07                500             503,750
   Columbus G.O., Mun. Arpt.
     No. 30-E-U Prj., Ser. 91
     6.15%                       04/15/02              1,475           1,517,406
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj., Ser. 94A
     6.00%                       01/01/04                150             157,687
   Columbus Pub. Imp. Rev., Ser. 93
     5.35%                       09/15/06              1,075           1,112,625
   Columbus Unltd. Tax G.O., Ser. 86
     7.38%                       07/01/06              1,000           1,151,250
   Columbus Unltd. Tax G.O., Ser 91-2
     6.50%                       09/15/01              1,105           1,151,962
   Columbus Unltd. Tax G.O., Ser. 92B
     6.10%                       01/01/03              1,000           1,052,500
   Columbus Unltd. Tax G.O., Ser 94-2
     5.60%                       05/15/05              1,000           1,050,000
   Columbus Wtrwks. Enlargement No. 44
     G.O., Ser. 92
     6.00%                       05/01/03                500             535,000
   Cuyahoga Cnty. G.O., Ser. 91
     6.70%                        10/01/0             11,000           1,066,250
   Cuyahoga Cnty. Hosp. Rev.,
     Meridia Hlth. Sys. Prj., Ser. 95
     6.10%                       08/15/04                500             534,375

                                                       Par
                                 Maturity             (000)             Value
                                 --------            -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Cuyahoga Cnty. Hosp. Rev., Univ.
     Hlth. Sys. Prj., Ser. 96B
     6.00%                       01/15/04            $ 3,125        $  3,261,719
     6.00%                       01/15/05                500             523,125
   Cuyahoga Cnty. Jail Fac. Unltd.
     Tax G.O., Ser. 91
     7.00%                       10/01/01              1,000           1,071,250
   Dublin Unltd. Tax G.O., Ser. 98A
     5.25%                       12/01/14              1,660           1,618,500
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                       12/01/14              1,000           1,195,000
   Franklin Cnty. G.O., Ser. 91
     6.38%                       12/01/01              1,635           1,737,187
   Greater Cleveland Regl. Tran.
     Auth. G.O., Ser. 96
     6.25%                       12/01/06              2,935           3,206,488
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                       10/15/12                500             527,500
   Hamilton Cnty. Swr. Sys. Rev., Ser. 91A
     6.40%                       06/01/01                325             342,875
     6.40%                       12/01/04                675             708,750
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                       12/01/05                200             226,500
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                       12/01/02                145             157,325
   Lucas Cnty. G.O., Ser. 96
     6.00%                       12/01/03              2,310           2,451,488
     6.00%                       12/01/05                500             537,500
   Medina Cnty. Unltd. Tax G.O., Ser. 86
     7.25%                       12/01/03                 50              55,250
   Montgomery Cnty. G.O., Ser. 91A
     6.75%(DOUBLE DAGGER)        09/01/01              1,500           1,569,375
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                       12/01/06                100             111,500
   Northwestern Sch. Dist. Rev., Wayne &
     Ashland Cntys. Prj., Ser. 94
     7.20%                       12/01/10                300             354,000
   Ohio Unltd. Tax G.O., Ser. 95
     6.00%                       08/01/08                225             241,031
   Ohio Hsg. Fin. Agcy. Res. Mtg. Rev.,
     Ser. 94B-2
     6.35%                       09/01/04                 20              20,425
   Ohio Hsg. Fin. Agcy. Rev., Wind River Prj.,
     Ser. 94A
     5.55%                       11/01/18              1,050           1,019,813
   Ohio St. Bldg. Auth. Adult Corr. Fac. Rev.,
     Ser. 94
     5.90%                       10/01/09              2,000           2,127,500
   Ohio St. Bldg. Auth. Disalle Govt. Ctr. Rev.,
     Ser. 96A
     6.00%                       10/01/05              1,000           1,068,750
   Ohio St. Bldg. Auth. Rev., Ser. 87
     7.05%                       04/01/00              1,000           1,035,620
   Ohio St. Bldg. Auth. St. Corr. Fac. Rev.,
     Ser. 91A
     6.50%                       10/01/02              4,000           4,235,000
   Ohio St. Bldg. Auth. St. Corr. Fac. Rev.,
     Admin. Bldg. Fd. Prj., Ser. 92A
     6.00%                       10/01/04              1,020           1,085,025
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                       10/01/07                450             479,250

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       Par
AS OF SEPTEMBER 30, 1999         Maturity             (000)            Value
                                 --------            -------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Env. Impt. Rev., USX Corp. Prj.,
     Ref. Ser. 99
     5.63%                       05/01/29            $ 1,000       $    918,750
   Ohio St. Hghr. Ed. Fac. Comm. Rev.,
     Ohio Dominican Coll. Prj., Ser. 94
     6.63%                       12/01/04                250            258,438
   Ohio St. Nat. Res. Cap. Fac. G.O., Ser. 94A
     5.40%                       10/01/05              1,000          1,035,000
   Ohio St. Pub. Fac. Comm. Hghr. Ed. Fac.
     Rev., Ser. 89B
     6.50%                       12/01/99              1,000          1,024,170
   Ohio St. Pub. Fac. Comm. Hghr. Ed. Fac.
     Rev., Ser. 92A
     5.50%                       12/01/03              2,000          2,085,000
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                       02/15/05              4,400          4,686,000
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac. Rev.,
     Republic Steel Prj., Ser. 95
     6.38%                       06/01/07              3,310          3,421,713
   Ohio St. Wtr. Dev. Auth. Rev., Pure Wtr.
     Prj., Ser. 92
     5.75%                       06/01/04              1,500          1,580,625
   Ohio St. Wtr. Dev. Auth. Rev., Steel-Cargill
     North Star Broken Hill Prj., Ser. 95
     6.30%                       09/01/20                500            516,250
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev., Wtr.
     Ctrl. State Match Prj., Ser. 95
     5.70%                       06/01/11              1,300          1,356,875
   Olentangy Sch. Dist. G.O., Ser. 95A
     6.00%                       12/01/08                225            243,844
   Scioto Cnty. Rev., Marine Term. Norfolk
     Southern Corp. Prj., Ser. 98
     5.30%**                     08/01/13              3,000          2,835,000
   Summit Cnty. Hosp. Rev., Cuyahoga Falls
     Gen. Hosp. Prj., Ser. 94
     6.65%                       07/01/14                200            205,500
   Toledo G.O., Ser. 96
     6.00%                       12/01/06                500            538,750
   Univ. of Cincinnati Gen. Rec. Rev., Ser. 91L
     6.90%                       06/01/07              1,500          1,578,750
   Univ. of Toledo Gen. Rec. Rev., Ser. 92A
     5.90%(DOUBLE DAGGER)        06/01/20                425            430,844
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                       12/01/05              1,000          1,081,250
   Westlake G.O., Ser. 96
     6.40%                       12/01/08              1,560          1,719,900
   Worthington City Sch. Dist. Unltd. Tax G.O.,
     Ser. 89
     7.10%                       12/01/99              1,000          1,005,250
                                                                   ------------
                                                                     86,667,059
                                                                   ------------

                                                       Par
                                 Maturity             (000)            Value
                                 --------            -------       ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO -- 14.0%
   Puerto Rico Cmwlth. Hwy. & Trans. Auth.
     Rites, Ser. 98
     6.90%**                     07/01/18            $ 5,000       $  3,981,250
   Puerto Rico Pub. Bldgs. Auth. Gtd. Govt.
     Fac. Rev., Ser. 97B
     5.00%                       07/01/27             12,000         10,728,120
                                                                   ------------
                                                                     14,709,370
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $99,669,118)                                                101,376,429
                                                                   ------------

                                                      Shares
                                                     -------
CUMULATIVE PREFERRED STOCK -- 3.8%
  Charter Mac Equity Issue Trust 144A
    6.625%                                            20,000          1,997,640
  MuniMae TE Bond Subs., LLC 144A
    6.875%                                            20,000          2,020,620
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $4,000,000)                                                   4,018,260
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES -- 100.0%
  (Cost $103,669,118*)                                             $105,394,689
                                                                   ============

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $3,113,167
      Gross unrealized depreciation                                  (1,387,596)
                                                                     ----------
                                                                     $1,725,571
                                                                     ==========

**  Rates shown are the rates as of September 30, 1999.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $600,000 on 264 long U.S. Treasury Note future contracts and 174 short U.S. Treasury Bond future contracts expiring December 1999. The value of such contracts on September 30, 1999 was $49,467,375, thereby resulting in an unrealized loss of $66,813.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         OHIO TAX-FREE INCOME PORTFOLIO
SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $103,669,118) ....................................................................       $105,394,689
   Cash ........................................................................................................              7,581
   Interest receivable .........................................................................................          1,904,370
   Investments sold receivable .................................................................................          6,660,927
   Capital shares sold receivable ..............................................................................                 27
   Prepaid expenses ............................................................................................             12,283
   Futures margin receivable ...................................................................................              2,771
                                                                                                                       ------------
          TOTAL ASSETS .........................................................................................        113,982,648
                                                                                                                       ------------
LIABILITIES
   Investments purchased payable ...............................................................................         16,108,827
   Capital shares redeemed payable .............................................................................             52,090
   Distributions payable .......................................................................................            397,515
   Advisory fees payable .......................................................................................             37,080
   Administrative fees payable .................................................................................              9,986
   Transfer agent fees payable .................................................................................             10,438
   Other accrued expenses payable ..............................................................................              3,616
                                                                                                                       ------------
          TOTAL LIABILITIES ....................................................................................         16,619,552
                                                                                                                       ------------
NET ASSETS (Applicable to 9,075,695 Institutional shares, 24,905 Service shares, 297,990
   Investor A shares, 139,979 Investor B shares and 18,847 Investor C shares outstanding) ......................       $ 97,363,096
                                                                                                                       ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($95,745,097 (DIVIDE) 9,398,590) ...............................................             $10.19
                                                                                                                             ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................................................             $10.19
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.19 (DIVIDE) 0.960) .....................................................................................             $10.61
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,426,007 (DIVIDE) 139,979) ..........................................................             $10.19
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum  contingentb deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($191,992 (DIVIDE) 18,847) .............................................................             $10.19
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                                       Par
AS OF SEPTEMBER 30, 1999         Maturity             (000)            Value
                                 --------             ------        ------------

MUNICIPAL BONDS -- 95.7%
DELAWARE -- 77.5%
   Delaware River & Bay Auth. Rev.,
     Ser. 93
     4.60%                       01/01/05             $2,000        $  1,982,500
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                       01/01/05              1,460           1,554,900
     6.00%                       01/01/06              1,160           1,238,300
   Delaware St. Econ. Dev. Auth. Poll. Ctrl.
     Rev., Delmarva Pwr. Prj., Ser. 91B
     7.15%                       07/01/18                500             527,500
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                       07/01/19              2,000           1,895,000
    5.63%                        07/01/25              1,500           1,408,125
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95
     6.20%                       06/01/25              2,000           2,112,500
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                       12/01/07              1,165           1,266,937
   Delaware St. G.O., Ser. 90
     6.85%                       05/01/00                500             508,560
   Delaware St. G.O., Ser. 91A
     6.30%                       08/15/05              1,730           1,822,987
   Delaware St. G.O., Ser. 92A
     6.25%                       03/01/02              1,400           1,485,750
   Delaware St. G.O., Ser. 97B
     5.00%                       05/01/15              1,000             948,750
   Delaware St. Hlth. Fac. Auth. Rev.,
     Christiana Care Hlth. Svcs. Prj.,
     Ser. 98
     5.00%                       10/01/15              5,000           4,687,500
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                       10/01/04              2,185           2,354,337
     6.25%                       10/01/05              2,175           2,357,156
     6.25%                       10/01/06              4,000           4,360,000
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                       07/01/14              3,000           3,150,000
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                       01/01/15              2,000           2,115,000
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Trust Fund Prj.,
     Ser. 93
     5.50%                       04/01/02              1,500           1,543,125
     5.75%                       04/01/03              1,500           1,565,625
   Delaware St. Solid Waste Auth.
     Solid Waste Sys. Rev., Ser. 90A
     6.75%                       07/01/00                500             510,165
   Delaware St. Solid Waste Auth.
     Solid Waste Sys. Rev., Ser. 92
     5.80%                       07/01/01              1,500           1,539,375
     6.00%                       07/01/02              2,000           2,070,000
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 90
     7.10%                       07/01/01              2,335           2,428,307
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 91
     6.00%                       07/01/01              3,000           3,093,750
     6.35%                       07/01/01                500             527,500

                                                       Par
                                 Maturity             (000)            Value
                                 --------             ------        ------------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 92
     5.40%                       07/01/03             $1,000        $  1,030,000
     5.63%                       07/01/05              2,400           2,493,000
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 93
     5.10%(DOUBLE DAGGER)        07/01/04              1,500           1,528,125
     5.50%                       07/01/08              1,000           1,022,500
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 94
     6.10%                       07/01/07              1,000           1,068,750
   Dover Elec. Rev., Ser. 90
     7.00%                       07/01/00                500             511,250
     7.00%                       07/01/01                500             519,810
   Dover Elec. Rev., Ser. 93
     6.00%                       07/01/07                500             525,625
   New Castle Cnty. G.O., Ser. 91
     6.20%                       10/15/00                500             511,975
     6.25%                       10/15/01              3,000           3,123,750
     6.30%                       10/15/02              1,000           1,057,500
     6.50%                       10/15/04              1,000           1,058,750
     6.50%                       10/15/05              1,000           1,058,750
   New Castle Cnty. G.O., Ser. 98
     5.00%                       10/01/18              3,150           2,886,188
   Sussex Cnty. G.O., Ser. 93
     5.60%                       10/15/08              3,000           3,097,500
     5.70%                       10/15/12              2,000           2,052,500
   Univ. of Delaware Hsg. & Dining
     Sys. Rev., Ser. 89
     7.00%                       11/01/00              2,000           2,044,260
   Wilmington G.O., Ser. 92A
     6.20%                       01/01/02              1,000           1,030,000
     6.00%                       07/01/03                500             517,500
   Wilmington G.O., Ser. 92B
     6.25%                       04/01/02              3,050           3,244,438
   Wilmington G.O., Ser. 96A
     6.00%                       10/01/03              3,525           3,736,500
     5.50%                       10/01/16              1,500           1,481,250
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     5.60%                       09/15/02                500             518,750
     5.80%                       09/15/04              1,000           1,055,000
     6.00%                       09/15/06                500             527,500
                                                                    ------------
                                                                      86,754,820
                                                                    ------------
PUERTO RICO -- 14.3%
   Puerto Rico Cmwlth. G.O., Ser. 97
     5.38%                       07/01/21              2,500           2,443,750
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Hwy. Rev., Ser. 93W
     5.50%                       07/01/15              1,000           1,016,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98EE
     5.25%                       07/01/16              1,800           1,766,250
   Puerto Rico Pub. Bldg. Auth. Gtd.
     Govt. Fac. Rev., Ser. 95A
     6.25%                       07/01/10              1,000           1,111,250
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 98A
     5.38%                       06/01/14                 50              50,625
   Puerto Rico Pub. Fin. Corp. Rites, Ser. 98
     7.68%**                     06/01/12              5,000           5,400,000
   Puerto Rico Pub. Fin. Corp. Rites, Ser. 99
     5.08%**                     06/01/14              4,025           4,155,813
                                                                    ------------
                                                                      15,943,938
                                                                    ------------

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                       Par
AS OF SEPTEMBER 30, 1999         Maturity             (000)           Value
                                 --------             ------       ------------
MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS -- 3.9%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Ser. 98
     5.50%                       10/01/18             $4,500       $  4,325,625
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $106,305,165)                                               107,024,383
                                                                   ------------

                                                      Shares
                                                     -------
CUMULATIVE PREFERRED STOCK -- 3.6%
   Charter Mac Equity Issue Trust 144A
     6.625%                                           20,000          1,997,640
   MuniMae TE Bond Subs., LLC 144A
     6.875%                                           20,000          2,020,620
                                                                   ------------

TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $4,000,000)                                                   4,018,260
                                                                   ------------
SHORT TERM INVESTMENTS -- 0.7%
   Smith Barney Tax-Free Money
     Market Fund
   (Cost $761,360)                                   761,360            761,360
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES -- 100.0%
  (Cost $111,066,526*)                                             $111,804,003
                                                                   ============

---------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                  $2,294,944
      Gross unrealized depreciation                                 ( 1,557,467)
                                                                     ----------
                                                                     $  737,477
                                                                     ==========

**  Rates shown are the rates as of September 30, 1999.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $500,000 on 229 long U.S. Treasury Bond future contracts and 180 short U.S. Treasury Bond future contracts expiring December 1999. The value of such contracts on September 30, 1999 was $46,221,156, thereby resulting in an unrealized loss of $53,188.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                       DELAWARE TAX-FREE INCOME PORTFOLIO

SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $111,066,526) ....................................................................       $111,804,003
   Interest receivable .........................................................................................          2,198,407
   Investments sold receivable .................................................................................          4,925,350
   Capital shares sold receivable ..............................................................................             11,535
   Other assets ................................................................................................             14,317
                                                                                                                       ------------
          TOTAL ASSETS .........................................................................................        118,953,612
                                                                                                                       ------------
LIABILITIES
   Investments purchased payable ...............................................................................          5,226,400
   Capital shares redeemed payable .............................................................................             31,824
   Distributions payable .......................................................................................            450,865
   Advisory fees payable .......................................................................................             17,411
   Administrative fees payable .................................................................................              9,188
   Transfer agent fees payable .................................................................................              8,522
   Futures margin payable ......................................................................................             20,694
                                                                                                                       ------------
          TOTAL LIABILITIES ....................................................................................          5,764,904
                                                                                                                       ------------
NET ASSETS (Applicable to 10,877,723 Institutional shares, 10 Service shares, 464,223
   Investor A shares, 327,226 Investor B shares and 92,349 Investor C shares outstanding) ......................       $113,188,708
                                                                                                                       ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($109,150,730 (DIVIDE) 11,341,956) .............................................             $ 9.62
                                                                                                                             ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................................................             $ 9.62
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.62 (DIVIDE) 0.960) ......................................................................................             $10.02
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($3,149,211 (DIVIDE) 327,226) ..........................................................             $ 9.62
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($888,767 (DIVIDE) 92,349) .............................................................             $ 9.62
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

                                                       Par
AS OS SEPTEMBER 30, 1999         Maturity             (000)            Value
                                 --------             ------        ------------
MUNICIPAL BONDS -- 95.2%
KENTUCKY -- 88.8%
   Ashland Env. Imp. Rev., Allied Chemical
     Corp. Prj., Ser. 78
     5.80%                       03/01/03             $  295        $    300,900
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 91C
     6.40%                       09/01/01                440             457,600
     6.50%                       09/01/01                490             524,300
     6.60%                       09/01/01                550             589,187
   Campbell & Kenton Cnty. Rev., Sanit.
     Dist. #1 Prj., Ser. 98A
     5.00%                       08/01/18              4,210           3,789,000
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 96A
     6.00%                       07/01/17              1,000           1,008,750
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                       07/01/03              1,000           1,008,750
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj., Ser. 93B
     5.45%                       01/03/00              1,800           1,833,750
     5.55%                       01/03/00              1,000           1,006,250
   Grayson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 95B
     5.95%                       01/01/08              1,290           1,360,950
   Harlan Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 90
     7.25%                       12/01/02                160             167,738
   Henderson Elec. Light. & Pwr. Rev.,
     Ser. 73
     5.70%                       03/01/03              1,885           1,889,712
   Jefferson Cnty. Corp. Rev., Cap. Imp. Prj.,
     Ser. 93A
     5.75%                       08/15/04              1,275           1,340,344
     5.90%                       08/15/05              1,000           1,053,750
     6.10%                       08/15/07              2,500           2,643,750
   Jefferson Cnty. Corp. Rev., Cap. Imp. Prj.,
     Ser. 97
     5.25%                       06/01/15              2,145           2,083,331
     5.38%                       06/01/22              3,000           2,883,750
   Jefferson Cnty. Hlth. Fac. Rev., Alliant Hlth.
     Sys., Inc. Prj., Ser. 97
     5.13%                       10/01/17              3,000           2,793,750
   Jefferson Cnty. Hlth. Fac. Rev., Jewish
     Hosp. Hlth. Svcs., Inc. Prj., Ser. 96
     5.65%                       01/01/17              3,000           2,996,250
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                       06/01/23              3,860           3,961,325
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.88%**                     06/01/23              2,250           2,297,812
   Jefferson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 92B
     6.00%                       01/01/03              2,005           2,097,731
     6.20%                       01/01/06              2,000           2,112,500
     6.20%                       01/01/07              2,750           2,897,812
   Jefferson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 99A
     5.25%                        01/01/1             92,500           2,362,500
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj., Ser. 97A
     5.75%                       03/01/05              1,490           1,557,050
     5.85%                       03/01/06              1,655           1,739,819
     5.95%                       03/01/07              1,730           1,831,637
     6.30%                       03/01/15              1,000           1,053,750

                                                       Par
                                 Maturity             (000)            Value
                                 --------             ------        ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kenton Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 97
     5.30%                       03/01/13             $1,500        $  1,473,750
     5.38%                       03/01/17              2,800           2,688,000
   Kenton Cnty. Wtr. Dist. Wtrwks. Rev.,
     Ser. 92
     6.38%                       02/01/17              1,000           1,056,250
   Kentucky Dev. Fin. Auth. Hosp. Rev.,
     St. Lukes Hosp. Prj., Ser. 89A
     7.20%                       10/01/99                900             900,000
     7.25%                       10/01/99                540             555,628
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 85A
     9.25%                       06/01/01              1,785           1,860,862
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 91C
     6.25%                       06/01/00              1,075           1,090,286
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 94C
     5.15%                       06/01/02              1,130           1,138,475
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 95B
     6.60%                       06/01/02              3,435           3,538,050
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 89A
     6.85%                       01/01/00                 90              90,517
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 90A
     7.40%                       01/01/10                735             755,007
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 96D
     5.80%                       07/01/13              3,350           3,366,750
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 97F
     5.70%                       01/01/28              2,100           2,026,500
   Kentucky Infra. Auth. Rev., Ser. 97L
     5.50%                       06/01/08              2,500           2,571,875
   Kentucky St. Property & Bldg. Comm.
     Econ. Dev. Rev., Prj. 30-Fifth, Ser. 88
     7.40%                       06/01/00                270             275,400
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Prerefunded Ser. 91
     5.75%                       10/01/11              4,090           4,280,387
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 31-Fourth, Ref. Ser. 88
     7.40%                       06/01/00                375             381,750
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 50, Ref. Ser. 91
     6.60%                       02/01/00                500             504,355
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 51, Ref. Ser. 91
     6.50%                       08/01/01                740             784,400
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 54, Ref. Ser. 92
     5.90%                       09/01/07              2,750           2,877,188
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 55, Ref. Ser. 93
     4.60%(DOUBLE DAGGER)        09/01/03              3,000           3,011,250
     4.90%                       09/01/06              2,000           2,002,500
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 59, Ref. Ser. 95
     6.00%                       11/01/05              2,110           2,247,150
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Unrefunded Ser. 91
     5.75%                       10/01/11                410             425,888

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF SEPTEMBER 30, 1999         Maturity             (000)            Value
                                 --------             ------        ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kentucky St. Tpke. Auth. Econ. Dev. Rev.,
     Revitalization Prj., Ref. Ser. 90
     7.13%                       05/15/00             $1,400        $  1,449,000
   Kentucky St. Tpke. Auth. Econ. Dev. Rev.,
     Revitalization Prj., Ref. Ser. 92
     5.50%                       01/01/01              2,040           2,068,050
     5.70%                       01/01/03              3,000           3,105,000
   Kentucky St. Tpke. Auth. Econ. Dev. Rev.,
     Revitalization Prj., Ref. Ser. 95
     6.50%                       07/01/08              3,000           3,337,500
   Kentucky St. Tpke. Auth. Res. Rec. Rev.,
     Ser. 79
     7.10%                       07/01/02                485             503,188
   Lexington Ctr. Corp. Mtg. Rev., Ser. 93A
     5.20%                       10/01/04              1,790           1,830,275
   Lexington-Fayette Urban Cnty. Govt.
     Kentucky Sch. Bldg. Rev., Ser. 89
     7.00%                       12/01/99                500             517,440
   Lexington-Fayette Urban Cnty. Govt. Pub.
     Fac. Corp. Mtg. Rev., Ref. Ser. 93
     4.50%                       02/01/06              2,100           2,071,125
   Lexington-Fayette Urban Cnty. Govt. Rev.,
     Univ. of Kentucky Alumni Assoc., Inc. Prj.,
     Ser. 94
     6.50%                       11/01/06                660             729,300
   Louisville & Jefferson Cnty. Auth. Rev.,
     Ser. 98A
     5.00%                       07/01/18              1,000             890,000
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Spec. Fac. Rev., Ser. 99
     5.50%                       03/01/19              4,285           3,995,763
   Louisville & Jefferson Cnty. Met. Swr. &
     Drain Sys. Rev., Ser. 98
     4.75%                       05/15/28              1,000             838,750
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                       05/15/10              2,000           2,022,500
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 97A
     5.75%                       07/01/01              1,000           1,023,750
     5.75%                       07/01/03              1,070           1,111,463
   Louisville & Jefferson Cnty. Swr. and
     Drain Sys. Rev., Ser. 98A
     5.00%                       05/15/22              7,000           6,247,500
   Louisville Ind. Bldg. Rev., Enterprise
     Zone Dist. Prj., Ser. 88
     5.75%                       04/01/00              1,405           1,419,022
   Louisville Pk. Auth. Rev., River City
     First Mtg. Prj., Ser. 91
     6.50%                       06/01/01                265             282,225
   Louisville Pub. Properties Corp. Rev.,
     Ser. 98
     5.00%                       12/01/22              3,210           2,856,900
   McCracken Cnty. Hosp. Rev., Mercy
     Hlth. Sys. Prj.,  Ser. 94A
     6.10%                       11/01/04                400             422,000
   Muhlenberg Cnty. Ind. Dev. Rev., Harsco
     Corp. Prj., Ser. 87
     7.00%                       03/01/00              1,000           1,040,000

                                                       Par
                                 Maturity             (000)            Value
                                 --------             ------        ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Owensboro Elec. Light & Pwr. Rev.,
     Ser. 93B
     5.05%                       01/01/07             $3,000        $  3,026,250
   Somerset Ind. Bldg. Rev., CR/PL, Inc. Prj.,
     Ser. 84
     7.50%                       10/01/10              2,800           2,957,500
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 92N
     6.00%                       05/01/08              1,680           1,761,900
     6.00%                       05/01/10              1,000           1,047,500
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 94
     4.60%                       05/01/07              2,540           2,498,725
   Univ. of Kentucky Rev., Ref. Ser. 93A
     5.30%                       08/01/03              1,765           1,815,744
     5.40%                       08/01/04                750             776,250
   Univ. of Louisville Rev., Cons. Edl. Bldg.
     Prj., Ser. 92H
     5.88%                       05/01/11              1,150           1,190,250
   Univ. of Louisville Rev., Cons. Edl. Bldg.
     Prj., Ser. 93I
     5.10%                       05/01/02              1,545           1,570,106
   Univ. of Louisville Rev., Cons. Edl. Bldg.
     Prj., Ser. 93J
     5.00%                       05/01/06              2,370           2,381,850
   Western Kentucky Univ. Rev., Hsg. &
     Dining Sys. Prj., Ser. 90L
     7.10%                       12/01/00                350             360,063
   Winchester Util. Rev., Ser. 93
     5.45%                       07/01/10              1,500           1,518,750
                                                                    ------------
                                                                     150,211,605
                                                                    ------------
PUERTO RICO -- 5.5%
   Puerto Rico Cmwlth. Infra Fin. Auth.
     Spec. Rites-PA 569, Ser. 99
     5.20%**                     07/01/12              1,335           1,264,712
   Puerto Rico Cmwlth. G.O., Ser. 97
     5.38%                       07/01/21              4,250           4,154,375
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Rev., Ser. 97A
     5.00%                       07/01/21              2,000           1,830,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 92R
     5.90%                       07/01/01              1,000           1,026,250
   Puerto Rico Infra. Fin. Auth. Rev.,
     Ser. 97A
     5.00%                       07/01/11              1,000           1,003,750
                                                                    ------------
                                                                       9,279,087
                                                                    ------------
VIRGIN ISLANDS -- 0.9%
   Virgin Islands Wtr. & Pwr. Auth. Elec.
     Sys. Rev., Ref. Ser. 98
     5.30%                       07/01/18              1,685           1,560,731
                                                                    ------------
TOTAL MUNICIPAL BONDS
  (Cost $159,007,519)                                                161,051,423
                                                                    ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 1999                             Shares           Value
                                                     -------       ------------
CUMULATIVE PREFERRED STOCK -- 4.8%
   Charter Mac Equity Issue Trust 144A
     6.625%                                           40,000       $  3,995,280
   Munimae TE Bond Subs., LLC 144A
     6.875%                                           40,000          4,041,240
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $8,000,000)                                                   8,036,520
                                                                   ------------
TOTAL INVESTMENTS
  IN SECURITIES -- 100.0%
  (Cost $167,007,519*)                                             $169,087,943
                                                                   ============


---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $4,274,408
      Gross unrealized depreciation                                  (2,193,984)
                                                                    -----------
                                                                     $2,080,424
                                                                    ===========

**  Rates shown are the rates as of September 30, 1999.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $1,000,000 on 291 long U.S. Treasury Bond future contracts and 230 short U.S. Treasury Bond future contracts expiring December 1999. The value of such contracts on September 30, 1999 was $58,879,469, thereby resulting in an unrealized loss of $90,531.


                            INVESTMENT ABBREVIATIONS
                           AMT  Alternative Minimum Tax
                           COP  Certificates of Participation
                           G.O. General Obligations

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                       KENTUCKY TAX-FREE INCOME PORTFOLIO
                               SEPTEMBER 30, 1999

ASSETS
   Investments at value (Cost $167,007,519) ....................................................................       $169,087,943
   Interest receivable .........................................................................................          2,441,829
   Investments sold receivable .................................................................................          6,982,915
   Futures commissions .........................................................................................              4,689
                                                                                                                       ------------
          TOTAL ASSETS .........................................................................................        178,517,376
                                                                                                                       ------------
LIABILITIES
   Investments purchased payable ...............................................................................          7,254,792
   Capital shares redeemed payable .............................................................................             33,000
   Distributions payable .......................................................................................            684,424
   Advisory fees payable .......................................................................................             45,776
   Administrative fees payable .................................................................................             19,892
   Transfer agent fees payable .................................................................................              9,757
   Other accrued expenses payable ..............................................................................              8,245
   Futures margin payable ......................................................................................             32,281
                                                                                                                       ------------
          TOTAL LIABILITIES ....................................................................................          8,088,167
                                                                                                                       ------------
NET ASSETS (Applicable to 17,431,864 Institutional shares, 10 Service shares, 192,848
   Investor A shares, 21,081 Investor B shares and 59,271 Investor C shares outstanding) .......................       $170,429,209
                                                                                                                       ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($169,655,743 (DIVIDE) 17,624,722) .............................................             $ 9.63
                                                                                                                             ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .............................................................             $ 9.63
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.63 (DIVIDE) 0.960) ......................................................................................             $10.03
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($202,924 (DIVIDE) 21,081) .............................................................             $ 9.63
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($570,542 (DIVIDE) 59,271) .............................................................             $ 9.63
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF OPERATIONS

                                                       Pennsylvania      New Jersey         Ohio          Delaware      Kentucky
                                        Tax-Free        Tax-Free          Tax-Free        Tax-Free        Tax-Free      Tax-Free
                                         Income          Income            Income          Income          Income        Income
FOR THE YEAR ENDED SEPTEMBER 30, 1999   Portfolio       Portfolio         Portfolio       Portfolio       Portfolio     Portfolio
                                      ------------     ------------     ------------     -----------    -----------   ------------

Investment income:
   Interest .......................   $ 16,733,515      $59,188,287     $  9,088,989     $ 5,547,367    $ 5,962,775   $  9,709,773
Dividends .........................         51,944           25,972           25,972          12,986         12,986         25,972
                                      ------------     ------------     ------------     -----------    -----------   ------------
        Total investment income ...     16,785,459       59,214,259        9,114,961       5,560,353      5,975,761      9,735,745
                                      ------------     ------------     ------------     -----------    -----------   ------------
Expenses:
   Investment advisory fee ........      1,621,768        5,563,430          878,750         518,985        646,709      1,018,462
   Administration fee .............        746,013        2,437,898          404,225         238,366        270,436        425,759
   Custodian fee ..................         61,345          152,976           32,926          25,396         22,575         33,946
   Transfer agent fee .............        106,416          382,034           63,602          37,333         42,223         57,436
   Shareholders servicing
     fees .........................         41,892          180,570           54,411          12,460         19,321          4,731
   Shareholders processing
     fees .........................         28,933          119,610           51,181           7,722         11,593          2,842
   Distribution fees ..............         41,985          171,470            9,552          13,066         27,987          2,580
   Legal and audit ................         19,168           62,743           11,848           6,367         15,534         15,752
   Printing .......................         27,330          121,040           20,555           7,219          8,702         41,925
   Registration fees and
     expenses .....................         41,304           14,721            7,276           9,748          7,175         11,041
   Trustees' fees and officers'
     salary .......................          5,078           17,782            7,119           2,144          1,962          4,229
   Other ..........................         33,588          110,650            5,729           3,541          3,757         24,602
                                      ------------     ------------     ------------     -----------    -----------   ------------
                                         2,774,820        9,334,924        1,547,174         882,347      1,077,974      1,643,305
   Less fees waived                       (706,830)      (2,081,887)        (375,262)       (222,905)      (190,588)      (334,842)
                                      ------------     ------------     ------------     -----------    -----------   ------------
        Total operating
          expenses ................      2,067,990        7,253,037        1,171,912         659,442        887,386      1,308,463
                                      ------------     ------------     ------------     -----------    -----------   ------------
Net investment income .............     14,717,469       51,961,222        7,943,049       4,900,911      5,088,375      8,427,282
                                      ------------     ------------     ------------     -----------    -----------   ------------

Realized and  unrealized  gain (loss)
   on investments:
Net realized gain (loss) from:
     Investment transactions ......     (2,944,753)      (5,710,076)        (168,998)       (192,625)      (669,451)      (444,011)
     Futures and options
        contracts .................        724,250        1,661,191         (148,773)       (335,112)       (91,961)      (224,424)
                                      ------------     ------------     ------------     -----------    -----------   ------------
                                        (2,220,503)      (4,048,885)        (317,771)       (527,737)      (761,412)      (668,435)
                                      ------------     ------------     ------------     -----------    -----------   ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ..................    (18,435,091)     (57,612,646)     (10,009,966)     (5,738,797)    (5,636,529)    (9,867,661)
     Futures ......................         15,364          146,408            9,200         (38,096)           (32)       (82,068)
                                      ------------     ------------     ------------     -----------    -----------   ------------
                                       (18,419,727)     (57,466,238)     (10,000,766)     (5,776,893)    (5,636,561)    (9,949,729)
                                      ------------     ------------     ------------     -----------    -----------   ------------
Net loss on investments ...........    (20,640,230)     (61,515,123)     (10,318,537)     (6,304,630)    (6,397,973)   (10,618,164)
                                      ------------     ------------     ------------     -----------    -----------   ------------
Net decrease in net assets
   resulting from operations ......   $ (5,922,761)    $ (9,553,901)    $ (2,375,488)    $(1,403,719)   $(1,309,598)  $ (2,190,882)
                                      ============     ============     ============     ===========    ===========   ============

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Tax-Free                    Pennsylvania Tax-Free
                                                              Income Portfolio                  Income Portfolio
                                                        ----------------------------     --------------------------------
                                                          For the          For the           For the           For the
                                                         Year Ended      Year Ended        Year Ended        Year Ended
                                                           9/30/99         9/30/98           9/30/99           9/30/98
                                                        ------------    ------------     --------------    --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $ 14,717,469    $  7,337,197     $   51,961,222    $   22,883,610
    Net realized gain (loss) on investment,
      futures and options transactions ..............     (2,220,503)      1,371,530         (4,048,885)        3,711,376
    Net unrealized gain (loss) on investment
      and futures transactions ......................    (18,419,727)      7,321,442        (57,466,238)       25,404,943
                                                        ------------    ------------     --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations .....................     (5,922,761)     16,030,169         (9,553,901)       51,999,929
                                                        ------------    ------------     --------------     -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................    (13,919,295)     (4,403,844)       (49,406,294)      (18,470,332)
    Service Class ...................................       (269,328)     (2,561,816)          (828,260)       (2,557,439)
    Investor A Class ................................       (301,111)       (253,639)        (1,635,310)       (1,412,477)
    Investor B Class ................................       (102,808)        (53,271)          (904,150)         (550,801)
    Investor C Class ................................        (84,518)         (5,054)           (28,216)             (440)
                                                        ------------    ------------     --------------    --------------
    Total distributions from net investment income ..    (14,677,060)     (7,277,624)       (52,802,230)      (22,991,489)
                                                        ------------    ------------     --------------    --------------
  Net realized gains:
    Institutional Class .............................     (1,513,860)        (42,951)        (2,813,786)               --
    Service Class ...................................        (29,710)       (264,642)           (53,925)               --
    Investor A Class ................................        (41,111)        (24,838)           (94,884)               --
    Investor B Class ................................        (12,418)         (4,938)           (51,775)               --
    Investor C Class ................................         (8,813)             (1)            (1,119)               --
                                                        ------------    ------------     --------------    --------------
    Total distributions from net realized gains .....     (1,605,912)       (337,370)        (3,015,489)               --
                                                        ------------    ------------     --------------     -------------
    Total distributions to shareholders .............    (16,282,972)     (7,614,994)       (55,817,719)      (22,991,489)
                                                        ------------    ------------     --------------     -------------
Capital share transactions ..........................     42,322,574     217,780,281          7,792,148       997,436,145
                                                        ------------    ------------     --------------     -------------
    Total increase (decrease) in net assets .........     20,116,841     226,195,456        (57,579,472)    1,026,444,585
                                                        ------------    ------------     --------------     -------------
Net assets:
    Beginning of period .............................    300,849,196      74,653,740      1,127,235,565       100,790,980
                                                        ------------    ------------     --------------     -------------
    End of period ...................................   $320,966,037    $300,849,196     $1,069,656,093    $1,127,235,565
                                                        ============    ============     ==============    ==============

                                                             New Jersey Tax-Free                 Ohio Tax-Free
                                                              Income Portfolio                 Income Portfolio
                                                        ----------------------------     ----------------------------
                                                           For the         For the          For the         For the
                                                         Year Ended      Year Ended       Year Ended      Year Ended
                                                           9/30/99         9/30/98          9/30/99         9/30/98
                                                        ------------    ------------     ------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $  7,943,049    $  5,479,322     $  4,900,911    $  2,221,550
    Net realized gain (loss) on investment,
      futures and options transactions ..............       (317,771)      1,458,455         (527,737)        700,041
    Net unrealized gain (loss) on investment
      and futures transactions ......................    (10,000,766)      4,429,882       (5,776,893)      2,694,414
                                                        ------------    ------------     ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations .....................     (2,375,488)     11,367,659       (1,403,719)      5,616,005
                                                        ------------    ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................     (6,647,926)     (1,777,115)      (4,683,783)     (1,752,198)
    Service Class ...................................     (1,353,188)     (3,661,512)         (18,094)       (338,008)
    Investor A Class ................................        (82,916)        (55,807)        (128,385)       (110,681)
    Investor B Class ................................        (43,732)        (30,377)         (48,033)        (28,760)
    Investor C Class ................................           (543)             --          (13,163)         (1,554)
                                                        ------------    ------------     ------------    ------------
    Total distributions from net investment income ..     (8,128,305)     (5,524,811)      (4,891,458)     (2,231,201)
                                                        ------------    ------------     ------------    ------------
  Net realized gains:
    Institutional Class .............................       (765,260)             --         (405,483)             --
    Service Class ...................................       (183,068)             --           (2,601)             --
    Investor A Class ................................         (7,806)             --          (11,809)             --
    Investor B Class ................................         (5,556)             --           (4,713)             --
    Investor C Class ................................             --              --           (2,127)             --
                                                        ------------    ------------     ------------    ------------
    Total distributions from net realized gains .....       (961,690)             --         (426,733)             --
                                                        ------------    ------------     ------------    ------------
    Total distributions to shareholders .............     (9,089,995)     (5,524,811)      (5,318,191)     (2,231,201)
                                                        ------------    ------------     ------------    ------------
Capital share transactions ..........................    (10,069,641)     90,239,477       (2,110,008)     91,225,062
                                                        ------------    ------------     ------------    ------------
    Total increase (decrease) in net assets .........    (21,535,124)     96,082,325       (8,831,918)     94,609,866
                                                        ------------    ------------     ------------    ------------
Net assets:
    Beginning of period .............................    182,993,794      86,911,469      106,195,014      11,585,148
                                                        ------------    ------------     ------------    ------------
    End of period ...................................   $161,458,670    $182,993,794     $ 97,363,096    $106,195,014
                                                        ============    ============     ============    ============

                                                              Delaware Tax-Free                Kentucky Tax-Free
                                                              Income Portfolio                 Income Portfolio
                                                        ----------------------------     ----------------------------
                                                                           For the                         For the
                                                                           Period                           Period
                                                           For the         5/11/98 1        For the        5/11/98 1
                                                         Year Ended        through        Year Ended       through
                                                           9/30/99         9/30/98          9/30/99        9/30/98
                                                        ------------    ------------     ------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $  5,088,375    $  1,927,114     $  8,427,282    $  3,767,002
    Net realized gain (loss) on investment,
      futures and options transactions ..............       (761,412)      1,532,218         (668,435)      1,778,278
    Net unrealized gain (loss) on investment
      and futures transactions ......................     (5,636,561)      2,541,557       (9,949,729)      4,590,015
                                                        ------------    ------------     ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations .....................     (1,309,598)      6,000,889       (2,190,882)     10,135,295
                                                        ------------    ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................     (5,129,768)     (2,056,266)      (8,452,511)     (3,778,443)
    Service Class ...................................             (4)             (2)            (223)             (2)
    Investor A Class ................................       (168,639)        (34,547)         (64,408)         (3,692)
    Investor B Class ................................        (95,255)        (16,992)          (6,134)             (1)
    Investor C Class ................................        (33,664)         (5,877)          (5,713)             (1)
                                                        ------------    ------------     ------------    ------------
    Total distributions from net investment income ..     (5,427,330)     (2,113,684)      (8,528,989)     (3,782,139)
                                                        ------------    ------------     ------------    ------------
  Net realized gains:
    Institutional Class .............................     (1,497,785)             --       (1,852,753)             --
    Service Class ...................................             (1)             --               (1)             --
    Investor A Class ................................        (40,396)             --           (9,588)             --
    Investor B Class ................................        (26,907)             --               (1)             --
    Investor C Class ................................        (12,008)             --               (1)             --
                                                        ------------    ------------     ------------    ------------
    Total distributions from net realized gains .....     (1,577,097)             --       (1,862,344)             --
                                                        ------------    ------------     ------------    ------------
    Total distributions to shareholders .............     (7,004,427)     (2,113,684)     (10,391,333)     (3,782,139)
                                                        ------------    ------------     ------------    ------------
Capital share transactions ..........................      1,976,902     115,638,626      (14,456,505)    191,114,773
                                                        ------------    ------------     ------------    ------------
    Total increase (decrease) in net assets .........     (6,337,123)    119,525,831      (27,038,720)    197,467,929
                                                        ------------    ------------     ------------    ------------
Net assets:
    Beginning of period .............................    119,525,831              --      197,467,929              --
                                                        ------------    ------------     ------------    ------------
    End of period ...................................   $113,188,708    $119,525,831     $170,429,209    $197,467,929
                                                        ============    ============     ============    ============

--------------
1   Commencement of operations.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period

                                      Net                   Net gain                   Distributions    Net
                                     asset                 (loss) on    Distributions    from net      asset
                                     value      Net       investments      from net      realized      value
                                   beginning  nvestment (both realized    investment      capital     end of
                                   of period   income   and unrealized)     income         gains      period
------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/99                              $11.73     $0.52       $(0.71)         $(0.52)       $(0.06)     $10.96
9/30/98                               11.34      0.54         0.44           (0.54)        (0.05)      11.73
9/30/97                               10.84      0.56         0.51           (0.57)           --       11.34
9/30/96                               10.61      0.49         0.28           (0.54)           --       10.84
9/30/95                               10.04      0.53         0.59           (0.53)        (0.02)      10.61
SERVICE CLASS
9/30/99                              $11.73     $0.49       $(0.71)         $(0.49)       $(0.06)     $10.96
9/30/98                               11.34      0.38         0.56           (0.50)        (0.05)      11.73
9/30/97                               10.84      0.53         0.50           (0.53)           --       11.34
9/30/96                               10.61      0.51         0.23           (0.51)           --       10.84
9/30/95                               10.04      0.50         0.59           (0.50)        (0.02)      10.61
INVESTOR A CLASS
9/30/99                              $11.73     $0.47       $(0.71)         $(0.47)       $(0.06)     $10.96
9/30/98                               11.34      0.47         0.45           (0.48)        (0.05)      11.73
9/30/97                               10.84      0.50         0.51           (0.51)           --       11.34
9/30/96                               10.61      0.45         0.21           (0.43)           --       10.84
9/30/95                               10.04      0.48         0.59           (0.48)        (0.02)      10.61
INVESTOR B CLASS
9/30/99                              $11.73     $0.38       $(0.71)         $(0.38)       $(0.06)     $10.96
9/30/98                               11.34      0.40         0.44           (0.40)        (0.05)      11.73
9/30/97                               10.84      0.44         0.49           (0.43)           --       11.34
7/18/96 1 through 9/30/96             10.74      0.08         0.10           (0.08)           --       10.84
INVESTOR C CLASS
9/30/99                              $11.73     $0.38       $(0.71)         $(0.38)       $(0.06)     $10.96
9/30/98                               11.34      0.36         0.48           (0.40)        (0.05)      11.73
2/28/97 1 through 9/30/97             11.04      0.28         0.27           (0.25)           --       11.34
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/99                              $11.15     $0.51       $(0.59)         $(0.52)       $(0.03)     $10.52
9/30/98                               10.77      0.52         0.38           (0.52)           --       11.15
9/30/97                               10.44      0.53         0.33           (0.53)           --       10.77
9/30/96                               10.33      0.52         0.12           (0.53)           --       10.44
9/30/95                                9.82      0.52         0.51           (0.52)           --       10.33
SERVICE CLASS
9/30/99                              $11.15     $0.47       $(0.59)         $(0.48)       $(0.03)     $10.52
9/30/98                               10.77      0.47         0.39           (0.48)           --       11.15
9/30/97                               10.44      0.50         0.33           (0.50)           --       10.77
9/30/96                               10.33      0.50         0.11           (0.50)           --       10.44
9/30/95                                9.82      0.50         0.51           (0.50)           --       10.33
INVESTOR A CLASS
9/30/99                              $11.15     $0.46       $(0.59)         $(0.47)       $(0.03)     $10.52
9/30/98                               10.77      0.45         0.40           (0.47)           --       11.15
9/30/97                               10.44      0.48         0.33           (0.48)           --       10.77
9/30/96                               10.33      0.48         0.11           (0.48)           --       10.44
9/30/95                                9.82      0.48         0.51           (0.48)           --       10.33
INVESTOR B CLASS
9/30/99                              $11.15     $0.38       $(0.62)         $(0.44)       $(0.03)     $10.44
9/30/98                               10.77      0.39         0.41           (0.42)           --       11.15
9/30/97                               10.44      0.40         0.33           (0.40)           --       10.77
9/30/96                               10.33      0.40         0.11           (0.40)           --       10.44
10/3/94 1 through 9/30/95              9.82      0.42         0.51           (0.42)           --       10.33
INVESTOR C CLASS
9/30/99                              $11.15     $0.39       $(0.59)         $(0.44)       $(0.03)     $10.48
8/14/98 1 through 9/30/98             11.00      0.42         0.15           (0.42)           --       11.15
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/99                              $12.07     $0.54       $(0.70)         $(0.55)       $(0.06)     $11.30
5/4/98 1 through 9/30/98              11.71      0.23         0.36           (0.23)           --       12.07

                                                                                                       Ratio of net
                                            Net                  Ratio of expenses                   investment income
                                          assets     Ratio of       to average      Ratio of net        to average
                                          end of    expenses to     net assets    investment income     net assets      Portfolio
                               Total      period    average net     (excluding     to average net       (excluding      turnover
                              return       (000)      assets         waivers)          assets            waivers)         rate
----------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/99                       (1.68)%   $  302,319      0.60%           0.82%             4.57%             4.35%          104%
9/30/98                        8.85        285,921      0.60            0.88              4.61              4.33           100
9/30/97                       10.09          9,419      0.55            0.90              5.07              4.72           262
9/30/96                        7.45          8,350      0.55            0.89              5.10              4.78           268
9/30/95                       11.54            271      0.52            1.30              5.19              4.41            92
SERVICE CLASS
9/30/99                       (1.97)%   $    5,754      0.90%           1.12%             4.27%             4.05%          104%
9/30/98                        8.52          5,430      0.88            1.16              4.34              4.06           100
9/30/97                        9.77         58,779      0.85            1.20              4.76              4.41           262
9/30/96                        7.14         36,161      0.85            1.18              4.88              4.56           268
9/30/95                       11.24          4,713      0.80            1.57              4.92              4.15            92
INVESTOR A CLASS
9/30/99                       (2.14)%3  $    6,591      1.07%           1.29%             4.10%             3.88%          104%
9/30/98                        8.34 3        6,440      1.05            1.33              4.17              3.89           100
9/30/97                        9.58 3        5,530      1.02            1.37              4.60              4.25           262
9/30/96                        6.94 3        4,873      1.04            1.37              4.67              4.35           268
9/30/95                       10.99 3        6,591      1.00            1.78              4.74              3.96            92
INVESTOR B CLASS
9/30/99                       (2.87)%4  $    3,434      1.82%           2.04%             3.35%             3.13%          104%
9/30/98                        7.53 4        2,034      1.79            2.07              3.39              3.11           100
9/30/97                        8.77 4          926      1.75            2.10              3.65              3.30           262
7/18/96 1 through 9/30/96      1.72 4           10      1.65 2          1.98 2            3.84 2            3.51 2         268
INVESTOR C CLASS
9/30/99                       (2.87)%4  $    2,868      1.82%           2.04%             3.35%             3.13%          104%
9/30/98                        7.53 4        1,024      1.70            1.98              3.19              2.91           100
2/28/97 1 through 9/30/97      5.02 4           --      1.70 2          2.05 2            3.95 2            3.60 2         262
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/99                       (0.82)%   $  994,381      0.60%           0.79%             4.67%             4.48%           28%
9/30/98                        8.51      1,054,070      0.58            0.82              4.66              4.42            43
9/30/97                        8.43          5,108      0.55            0.86              4.97              4.66            97
9/30/96                        6.29          3,609      0.55            0.85              5.01              4.72           119
9/30/95                       10.81          2,092      0.52            0.84              5.23              4.91            66
SERVICE CLASS
9/30/99                       (1.11)%   $   14,132      0.90%           1.09%             4.37%             4.18%           28%
9/30/98                        8.19         20,669      0.86            1.10              4.39              4.15            43
9/30/97                        8.10         50,395      0.85            1.16              4.67              4.36            97
9/30/96                        5.97         34,297      0.85            1.15              4.74              4.44           119
9/30/95                       10.51         13,815      0.79            1.11              5.04              4.72            66
INVESTOR A CLASS
9/30/99                       (1.25)%3  $   36,634      1.04%           1.23%             4.23%             4.04%           28%
9/30/98                        8.04 3       34,712      1.01            1.25              4.25              4.01            43
9/30/97                        7.95 3       32,900      0.97            1.30              4.54              4.23            97
9/30/96                        5.81 3       38,031      1.00            1.30              4.58              4.29           119
9/30/95                       10.30 3       42,775      0.98            1.30              4.88              4.56            66
INVESTOR B CLASS
9/30/99                       (2.21)%4  $   23,602      1.82%           2.00%             3.45%             3.26%           28%
9/30/98                        7.56 4       17,601      1.78            2.02              3.46              3.22            43
9/30/97                        7.12 4       12,388      1.76            2.07              3.73              3.42            97
9/30/96                        5.04 4        7,974      1.74            2.03              3.81              3.51           119
10/3/94 1 through 9/30/95      9.69 4        4,008      1.57 2          1.89 2            4.07 2            3.75 2          66
INVESTOR C CLASS
9/30/99                       (1.93)%4  $      907      1.82%           1.97%             3.45%             3.26%           28%
8/14/98 1 through 9/30/98      7.56 4          184      1.58 2          1.82 2            2.98 2            2.74 2          43
------------------------------------
New Jersey Tax-Free Income Portfolio
------------------------------------
INSTITUTIONAL CLASS
9/30/99                       (1.35)%   $  134,046      0.60%           0.81%             4.59%             4.37%           43%
5/4/981 through 9/30/98        8.38        145,708      0.60 2          0.90 2            4.67 2            4.37 2          24


See accompanying notes to financial statements.

44-45

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                                       Net                    Net gain                 Distributions    Net
                                      asset                  (loss) on   Distributions   from net      asset
                                      value      Net        investments    from net      realized      value
                                    beginning investment  (both realized  investment      capital     end of
                                    of period   income    and unrealized)   income         gains      period
------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/99                              $12.07     $0.51        $(0.70)        $(0.52)       $(0.06)     $11.30
9/30/98                               11.65      0.52          0.42          (0.52)           --       12.07
9/30/97                               11.27      0.52          0.37          (0.51)           --       11.65
2/1/96 through 9/30/96                11.61      0.73         (0.32)         (0.75)           --       11.27
3/1/95 through 1/31/96                10.94      0.46          0.65          (0.44)           --       11.61
2/28/95                               11.31      0.51         (0.36)         (0.51)        (0.01)      10.94
INVESTOR A CLASS
9/30/99                              $12.07     $0.48        $(0.69)        $(0.50)       $(0.06)     $11.30
9/30/98                               11.65      0.50          0.42          (0.50)           --       12.07
9/30/97                               11.27      0.51          0.37          (0.50)           --       11.65
2/1/96 through 9/30/96                11.61      0.34         (0.34)         (0.34)           --       11.27
1/26/96 1 through 1/31/96             11.54        --          0.07             --            --       11.61
INVESTOR B CLASS
9/30/99                              $12.07     $0.40        $(0.70)        $(0.41)       $(0.06)     $11.30
9/30/98                               11.65      0.41          0.42          (0.41)           --       12.07
9/30/97                               11.27      0.41          0.38          (0.41)           --       11.65
7/2/96 1 through 9/30/96              11.15      0.09          0.12          (0.09)           --       11.27
INVESTOR C CLASS
12/9/98 1 through 9/30/99            $11.98     $0.32        $(0.67)        $(0.33)           --      $11.30
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/99                              $10.88     $0.47        $(0.65)        $(0.47)       $(0.04)     $10.19
9/30/98                               10.50      0.48          0.37          (0.47)           --       10.88
9/30/97                               10.15      0.51          0.34          (0.50)           --       10.50
9/30/96                               10.05      0.50          0.10          (0.50)           --       10.15
9/30/95                                9.60      0.55          0.45          (0.55)           --       10.05
SERVICE CLASS
9/30/99                              $10.88     $0.47        $(0.65)        $(0.47)       $(0.04)     $10.19
9/30/98                               10.50      0.48          0.37          (0.47)           --       10.88
9/30/97                               10.15      0.47          0.35          (0.47)           --       10.50
9/30/96                               10.05      0.48          0.10          (0.48)           --       10.15
9/30/95                                9.60      0.52          0.45          (0.52)           --       10.05
INVESTOR A CLASS
9/30/99                              $10.88     $0.45        $(0.65)        $(0.45)       $(0.04)     $10.19
9/30/98                               10.50      0.45          0.38          (0.45)           --       10.88
9/30/97                               10.15      0.45          0.35          (0.45)           --       10.50
9/30/96                               10.05      0.46          0.10          (0.46)           --       10.15
9/30/95                                9.60      0.52          0.45          (0.52)           --       10.05
INVESTOR B CLASS
9/30/99                              $10.88     $0.37        $(0.65)        $(0.37)       $(0.04)     $10.19
9/30/98                               10.50      0.37          0.38          (0.37)           --       10.88
9/30/97                               10.15      0.37          0.35          (0.37)           --       10.50
9/30/96                               10.05      0.38          0.10          (0.38)           --       10.15
10/13/94 1 through 9/30/95             9.58      0.42          0.47          (0.42)           --       10.05
INVESTOR C CLASS
9/30/99                              $10.88     $0.37        $(0.65)        $(0.37)       $(0.04)     $10.19
8/26/98 1 through 9/30/98             10.74      0.03          0.14          (0.03)           --       10.88
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/99                              $10.33     $0.44        $(0.54)        $(0.47)       $(0.14)      $9.62
5/11/98 1 through 9/30/98             10.00      0.17          0.34          (0.18)           --       10.33
SERVICE CLASS
9/30/99                              $10.33     $0.44        $(0.57)        $(0.44)       $(0.14)      $9.62
5/11/98 1 through 9/30/98             10.00      0.16          0.34          (0.17)           --       10.33
INVESTOR A CLASS
9/30/99                              $10.33     $0.39        $(0.54)        $(0.42)       $(0.14)      $9.62
5/11/98 1 through 9/30/98             10.00      0.15          0.34          (0.16)           --       10.33
INVESTOR B CLASS
9/30/99                              $10.33     $0.32        $(0.54)        $(0.35)       $(0.14)      $9.62
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)           --       10.33


                                                                                                       Ratio of net
                                            Net                 Ratio of expenses                    investment income
                                          assets     Ratio of      to average        Ratio of net       to average
                                          end of    expenses to    net assets      investment income    net assets      Portfolio
                                Total     period    average net    (excluding       to average net      (excluding      turnover
                               return      (000)      assets        waivers)            assets           waivers)         rate
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/99                        (1.65)%   $ 24,626     0.90%           1.11%             4.28%              4.07%            43%
9/30/98                         8.28       34,803     0.88            1.18              4.37               4.07             24
9/30/97                         8.11       84,596     0.85            1.17              4.59               4.27             77
2/1/96 through 9/30/96          0.15       88,077     0.85 2          1.17 2            4.44 2             4.13 2          109
3/1/95 through 1/31/96         10.35       97,976     0.88 2          0.90 2            4.43 2             4.41 2           26
2/28/95                         1.49       96,857     0.79            0.87              4.71               4.63             28
INVESTOR A CLASS
9/30/99                        (1.82)%3  $  1,328     1.07%           1.28%             4.11%              3.90%            43%
9/30/98                         8.10 3      1,432     1.06            1.36              4.26               3.96             24
9/30/97                         7.94 3      1,548     1.02            1.34              4.41               4.09             77
2/1/96 through 9/30/96         (0.01)3        894     1.01 2          1.33 2            4.29 2             3.98 2          109
1/26/96 1 through 1/31/96       0.63 3         14     1.02 2          1.36 2            2.79 2             2.45 2           26
INVESTOR B CLASS
9/30/99                        (2.55)%4  $  1,440     1.82%           2.03%             3.36%              3.15%            43%
9/30/98                         7.30 4      1,051     1.80            2.10              3.43               3.13             24
9/30/97                         7.14 4        767     1.74            2.06              3.60               3.28 2           77
7/2/96 1 through 9/30/96        2.04 4         30     1.74 2          2.06 2            3.48 2             3.16 2          109
INVESTOR C CLASS
12/9/98 1 through 9/30/99      (3.02)%4  $     19     1.82%2          2.03%2            3.36%2             3.15%2           43%
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/99                        (1.38)%   $ 92,455     0.60%           0.81%             4.75%              4.54%            23%
9/30/98                         8.56      101,066     0.60            0.93              4.64               4.31             77
9/30/97                         8.53          928     0.55            1.06              4.80               4.29             87
9/30/96                         6.12          409     0.51            1.10              4.96               4.37            136
9/30/95                        10.75          200     0.12            1.19              5.61               4.54             63
SERVICE CLASS
9/30/99                        (1.68)%   $    254     0.90%           1.11%             4.45%              4.24%            23%
9/30/98                         8.23          712     0.88            1.21              4.37               4.04             77
9/30/97                         8.21        7,421     0.85            1.36              4.51               4.00             87
9/30/96                         5.80        6,377     0.79            1.38              4.69               4.10            136
9/30/95                        10.45        5,150     0.39            1.46              5.39               4.31             63
INVESTOR A CLASS
9/30/99                        (1.85)%3  $  3,036     1.07%           1.28%             4.28%              4.07%            23%
9/30/98                         8.05 3      2,774     1.06            1.39              4.22               3.89             77
9/30/97                         8.03 3      2,614     1.02            1.53              4.35               3.84             87
9/30/96                         5.66 3      2,833     0.91            1.50              4.57               3.98            136
9/30/95                        10.46 3      3,303     0.38            1.45              5.42               4.35             63
INVESTOR B CLASS
9/30/99                        (2.58)%4  $  1,426     1.82%           2.03%             3.53%              3.32%            23%
9/30/98                         7.25 4      1,116     1.79            2.12              3.41               3.08             77
9/30/97                         7.23 4        622     1.75            2.26              3.52               3.01             87
9/30/96                         4.87 4        161     1.66            2.26              3.80               3.21            136
10/13/94 1 through 9/30/95      9.33 4        106     1.17 2          2.25 2            4.48 2             3.41 2           63
INVESTOR C CLASS
9/30/99                        (2.58)%4  $    192     1.82%           2.03%             3.53%              3.32%            23%
8/26/98 1 through 9/30/98       1.60 4        527     1.71 2          2.04 2            2.82 2             2.49 2           77
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/99                        (1.10)%   $104,683     0.70%           0.86%             4.38%              4.22%            31%
5/11/98 1 through 9/30/98       5.16      114,524     0.70 2          0.88 2            4.18 2             4.00 2           54
SERVICE CLASS
9/30/99                        (1.40)%   $     --     1.00%           1.16%             4.08%              3.92%            31%
5/11/98 1 through 9/30/98       5.04           --     0.67 2          0.85 2            5.00 2             4.82 2           54
INVESTOR A CLASS
9/30/99                        (1.57)%3  $  4,468     1.17%           1.33%             3.91%              3.75%            31%
5/11/98 1 through 9/30/98       4.97 3      2,546     1.15 2          1.33 2            3.68 2             3.50 2           54
INVESTOR B CLASS
9/30/99                        (2.31)%4  $  3,149     1.92%           2.08%             3.16%              3.00%            31%
5/11/98 1 through 9/30/98       4.67 4      1,740     1.83 2          2.01 2            2.89 2             2.71 2           54


See accompanying notes to financial statements.

46-47

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                                       Net                    Net gain                 Distributions    Net
                                      asset                  (loss) on   Distributions   from net      asset
                                      value      Net        investments    from net      realized      value
                                    beginning investment  (both realized  investment      capital     end of
                                    of period   income    and unrealized)   income         gains      period
------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/99                              $10.33     $0.32        $(0.54)        $(0.35)      $(0.14)      $9.62
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/99                              $10.31     $0.45        $(0.57)        $(0.46)      $(0.10)      $9.63
5/11/98 1 through 9/30/98             10.00      0.18          0.31          (0.18)          --       10.31
SERVICE CLASS
9/30/99                              $10.31     $0.44        $(0.59)        $(0.43)      $(0.10)      $9.63
5/11/98 1 through 9/30/98             10.00      0.19          0.29          (0.17)          --       10.31
INVESTOR A CLASS
9/30/99                              $10.31     $0.40        $(0.57)        $(0.41)      $(0.10)      $9.63
5/11/98 1 through 9/30/98             10.00      0.16          0.31          (0.16)          --       10.31
INVESTOR B CLASS
9/30/99                              $10.31     $0.34        $(0.58)        $(0.34)      $(0.10)      $9.63
5/11/98 1 through 9/30/98             10.00      0.15          0.29          (0.13)          --       10.31
INVESTOR C CLASS
9/30/99                              $10.31     $0.33        $(0.57)        $(0.34)      $(0.10)      $9.63
5/11/98 1 through 9/30/98             10.00      0.15          0.29          (0.13)          --       10.31

                                                                                                       Ratio of net
                                            Net                 Ratio of expenses                    investment income
                                          assets     Ratio of      to average        Ratio of net       to average
                                          end of    expenses to    net assets      investment income    net assets      Portfolio
                                Total     period    average net    (excluding       to average net      (excluding      turnover
                               return      (000)      assets        waivers)            assets           waivers)         rate
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASs
9/30/99                        (2.31)%4  $    889     1.92%           2.08%             3.16%              3.00%           31%
5/11/98 1 through 9/30/98       4.67 4        716     1.89 2          2.07 2            2.81 2             2.63 2          54
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/99                        (1.23)%   $167,799     0.70%           0.88%             4.56%              4.38%           25%
5/11/98 1 through 9/30/98       4.95      196,493     0.70 2          0.95 2            4.54 2             4.29 2           7
SERVICE CLASS
9/30/99                        (1.52)%   $     --     1.00%           1.18%             4.26%              4.08%           25%
5/11/98 1 through 9/30/98       4.82           --     0.67 2          0.92 2            5.00 2             4.75 2           7
INVESTOR A CLASS
9/30/99                        (1.69)%3  $  1,856     1.17%           1.35%             4.09%              3.91%           25%
5/11/98 1 through 9/30/98       4.76 3        975     1.17 2          1.42 2            4.07 2             3.82 2           7
INVESTOR B CLASS
9/30/99                        (2.43)%4  $    203     1.92%           2.10%             3.34%              3.16%           25%
5/11/98 1 through 9/30/98       4.45 4         --     0.67 2          0.92 2            0.64 2             0.39 2           7
INVESTOR C CLASS
9/30/99                        (2.43)%4  $    571     1.92%           2.10%             3.34%              3.16%           25%
5/11/98 1 through 9/30/98       4.45 4         --     0.67 2          0.92 2            5.00 2             4.75 2           7

1   Commencement of operations of share class.
2   Annualized.
3   Sales load not reflected in total return.
4   Contingent deferred sales load not reflected in total return.

See accompanying notes to financial statements.

48-49

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund currently has 36 publicly-offered portfolios, 6 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

         Portfolio                                                 Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                                Institutional          Service            Investor A           Investor B          Investor C
------------------------------------------------------------------------------------------------------------------------------------
                            Contractual Actual    Contractual Actual   Contractual Actual   Contractual Actual   Contractual Actual
                                Fees    Fees(4)     Fees(1)   Fees(4)    Fees(2)   Fees(4)    Fees(3)   Fees(4)    Fees(3)   Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income                None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Tax-Free Income   None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Income     None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Ohio Municipal
    Tax-Free Income             None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Delaware Tax-Free Income       None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Kentucky Tax-Free Income       None     None       0.30%     0.30%      0.50%    0.40%       1.15%     1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1999.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of September 30, 1999, there were no securities valued in accordance with such procedures.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net

                                 BLACKROCK FUNDS

realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolios at September 30, 1999.

                                 BLACKROCK FUNDS

     Written Option transactions entered into during the year ended September 30, 1999 are summarized as follows:

                             Ohio Tax-Free Income         DE Tax-Free Income
                           -----------------------    -------------------------
                            Number of                  Number of
                            Contracts     Premium      Contracts       Premium
                           -----------   ---------    -----------     ---------
      Balance at 9/30/98         --        $    --           --        $    --
      Written                    10          2,768           12          3,321
      Expired                   (10)        (2,768)         (12)        (3,321)
                               ----        -------         ----        -------
      Balance at 9/30/99         --             --           --             --
                               ====        =======         ====        =======

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc.("BFM"),a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                              Tax-Free Income, Pennsylvania                  Delaware Tax-Free
                                     Tax-Free Income, New Jersey Tax-Free Income and        Income and Kentucky
                                             Ohio Tax-Free Income Portfolios            Tax-Free Income Portfolios
                                            ---------------------------------          -----------------------------
                                                       Investment                              Investment
      Average Daily Net Assets                        Advisory Fee                             Advisory Fee
      -------------------------             ---------------------------------          -----------------------------
      first $1 billion                                    .500%                                    .550%
      $1 billion-- $2 billion                             .450                                     .500
      $2 billion-- $3 billion                             .425                                     .475
      greater than $3 billion                             .400                                     .450

     For the year ended September 30, 1999, advisory fees and waivers for each Portfolio were as follows:

                                                                      Gross                            Net Advisory
                                                                  Advisory Fee          Waiver              Fee
                                                                 --------------      ------------     --------------
     Tax-Free Income Portfolio .............................       $1,621,768         $  491,480         $1,130,288
     Pennsylvania Tax-Free Income Portfolio ................        5,563,430          1,555,991          4,007,439
     New Jersey Tax-Free Income Portfolio ..................          878,750            272,652            606,098
     Ohio Tax-Free Income Portfolio ........................          518,985            130,733            388,252
     Delaware Tax-Free Income Portfolio ....................          646,709            112,869            533,840
     Kentucky Tax-Free Income Portfolio ....................        1,018,462            213,243            805,219

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock and BlackRock Distributors, Inc. ("BDI") act as co-administrators for
the  Fund.  For  these  services,  the  co-administrators   receive  a  combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion.

     For the year ended September 30, 1999, administration fees and waivers for each Portfolio were as follows:

                                                                       Gross                                 Net
                                                                Administration Fee      Waiver        Administration Fee
                                                               --------------------   -----------    --------------------
     Tax-Free Income Portfolio .............................        $  746,013         $ 215,350         $  530,663
     Pennsylvania Tax-Free Income Portfolio ................         2,437,898           525,896          1,912,002
     New Jersey Tax-Free Income Portfolio ..................           404,225           102,610            301,615
     Ohio Tax-Free Income Portfolio ........................           238,366            92,172            146,194
     Delaware Tax-Free Income Portfolio ....................           270,436            77,719            192,717
     Kentucky Tax-Free Income Portfolio ....................           425,759           121,599            304,160

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any

                                 BLACKROCK FUNDS


Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Tax-Free Income Portfolio ........................      .485%     $ 426,463
     Pennsylvania Tax-Free Income Portfolio ...........      .470%     1,097,746
     New Jersey Tax-Free Income Portfolio .............      .475%       199,114
     Ohio Tax-Free Income Portfolio ...................      .515%       152,204
     Delaware Tax-Free Income Portfolio ...............      .585%       130,050
     Kentucky Tax-Free Income Portfolio ...............      .585%       248,078


     PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1999, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                   Purchases           Sales
                                                 -------------     -------------
     Tax-Free Income Portfolio ...............    $374,234,384      $335,568,255
     Pennsylvania Tax-Free Income Portfolio ..     345,774,896       324,425,043
     New Jersey Tax-Free Income Portfolio ....      76,482,330        81,744,732
     Ohio Tax-Free Income Portfolio ..........      23,032,829        23,694,819
     Delaware Tax-Free Income Portfolio ......      43,401,012        40,530,152
     Kentucky Tax-Free Income Portfolio ......      46,814,621        65,095,219

                                 BLACKROCK FUNDS

 (D)     CAPITAL SHARES
     Transactions in capital shares for each period were as follows:

                                                                             Tax-Free Income Portfolio
                                                         ------------------------------------------------------------
                                                            For the Year Ended                For the Year Ended
                                                                  9/30/99                           9/30/98
                                                         --------------------------        --------------------------
                                                           Shares         Value              Shares         Value
                                                         ----------    ------------        ----------    ------------
Shares sold:
     Institutional Class .............................    6,853,081    $ 78,835,003         6,919,177    $ 80,423,674
     Service Class ...................................      592,049       6,816,763         1,975,361      22,644,691
     Investor A Class ................................      297,198       3,434,092           210,734       2,415,265
     Investor B Class ................................      181,706       2,101,564           113,149       1,299,966
     Investor C Class ................................      220,502       2,549,447            87,176       1,010,999
Shares issued in conversion:
     Institutional Class .............................           --              --        18,151,463     207,289,708
Shares issued in reinvestment of dividends:
     Institutional Class .............................      122,167       1,410,417             4,724          53,637
     Service Class ...................................       14,682         168,519            24,014         273,213
     Investor A Class ................................       17,690         203,137            18,627         213,361
     Investor B Class ................................        6,589          75,421             3,724          42,714
     Investor C Class ................................        1,241          14,108               110           1,270
Shares redeemed:
     Institutional Class .............................   (3,771,833)    (42,951,830)       (1,530,999)    (17,675,320)
     Service Class ...................................     (544,873)     (6,243,891)       (6,720,377)    (77,990,670)
     Investor A Class ................................     (262,638)     (3,002,374)         (168,026)     (1,932,633)
     Investor B Class ................................      (48,379)       (551,451)          (25,128)       (289,594)
     Investor C Class ................................      (47,428)       (536,351)               --              --
                                                          ---------    ------------        ----------    ------------
Net increase .........................................    3,631,754    $ 42,322,574        19,063,729    $217,780,281
                                                          =========    ============        ==========    ============

                                                                   Pennsylvania Tax-Free Income Portfolio
                                                         ------------------------------------------------------------
                                                              For the Year Ended               For the Year Ended
                                                                   9/30/99                          9/30/98
                                                         ---------------------------       --------------------------
                                                           Shares          Value             Shares          Value
                                                         ----------    -------------       ----------    ------------
Shares sold:
     Institutional Class .............................   11,936,803    $ 130,738,719        9,572,099    $105,653,542
     Service Class ...................................    1,946,331       21,480,866        2,812,012      30,669,634
     Investor A Class ................................    1,933,552       21,220,399          895,649       9,825,497
     Investor B Class ................................      893,028        9,815,318          578,240       6,336,016
     Investor C Class ................................       79,677          875,012           16,522         182,840
Shares issued in conversion:
     Institutional Class .............................           --               --       88,644,492     963,565,622
Shares issued in reinvestment of dividends:
     Institutional Class .............................      235,781        2,600,638              777           8,537
     Service Class ...................................       62,177          682,388           40,268         441,197
     Investor A Class ................................       95,111        1,041,492          108,476       1,184,635
     Investor B Class ................................       52,982          579,108           29,789         325,778
     Investor C Class ................................           --               --                1              10
Shares redeemed:
     Institutional Class .............................  (12,182,730)    (132,469,686)      (4,161,868)    (45,745,931)
     Service Class ...................................   (2,518,041)     (27,664,097)      (5,676,998)    (62,689,684)
     Investor A Class ................................   (1,659,281)     (18,131,789)        (945,403)    (10,360,756)
     Investor B Class ................................     (264,644)      (2,874,022)        (179,478)     (1,960,782)
     Investor C Class ................................       (9,603)        (102,198)              (1)            (10)
                                                         ----------    -------------       ----------    ------------
Net increase .........................................      601,143    $   7,792,148       91,734,577    $997,436,145
                                                         ==========    =============       ==========    ============

                                 BLACKROCK FUNDS

                                                                    New Jersey Tax-Free Income Portfolio
                                                         ------------------------------------------------------------
                                                             For the Year Ended                For the Year Ended
                                                                   9/30/99                           9/30/98
                                                         ---------------------------       --------------------------
                                                           Shares           Value            Shares         Value
                                                         ----------    -------------       ----------    ------------
Shares sold:
     Institutional Class .............................    1,703,003     $ 20,079,320        4,688,925    $ 56,230,912
     Service Class ...................................      950,377       11,254,931        1,095,326      12,919,769
     Investor A Class ................................      157,686        1,867,021           46,487         552,690
     Investor B Class ................................       66,909          786,813           23,690         280,849
     Investor C Class ................................        1,670           20,007               --              --
Shares issued in conversion:
     Institutional Class                                         --               --        7,941,083      93,069,494
Shares issued in reinvestment of dividends:
     Institutional Class .............................       53,037          631,145               --              --
     Service Class ...................................      103,507        1,224,840          102,249       1,205,295
     Investor A Class ................................        3,615           42,510            3,225          37,984
     Investor B Class ................................        3,374           39,760            2,459          28,992
     Investor C Class                                            --               --               --              --
Shares redeemed:
     Institutional Class .............................   (1,962,315)     (23,087,074)        (561,067)     (6,654,369)
     Service Class ...................................   (1,757,218)     (20,710,957)      (5,573,838)    (66,623,417)
     Investor A Class ................................     (162,460)      (1,871,831)         (63,928)       (749,845)
     Investor B Class ................................      (29,876)        (346,126)          (4,914)        (58,877)
     Investor C Class ................................           --               --               --              --
                                                         ----------    -------------       ----------    ------------
Net increase (decrease) ..............................     (868,691)    $(10,069,641)       7,699,697    $ 90,239,477
                                                         ==========    =============       ==========    ============

                                                                         Ohio Tax-Free Income Portfolio
                                                         ------------------------------------------------------------
                                                              For the Year Ended               For the Year Ended
                                                                    9/30/99                          9/30/98
                                                         ---------------------------       --------------------------
                                                           Shares          Value             Shares         Value
                                                         ----------    -------------       ----------    ------------
Shares sold:
     Institutional Class .............................      800,308     $  8,533,006          769,961     $ 8,300,574
     Service Class ...................................          650            7,042          202,902       2,150,390
     Investor A Class ................................      113,310        1,204,578          117,734       1,256,315
     Investor B Class ................................       40,768          440,491           43,310         462,005
     Investor C Class ................................       18,577          201,834           48,417         520,000
Shares issued in conversion:
     Institutional Class .............................           --               --        8,832,820      93,097,927
Shares issued in reinvestment of dividends:
     Institutional Class .............................       36,794          395,170               --              --
     Service Class ...................................           81              867               --              --
     Investor A Class ................................        8,778           93,451            8,404          89,206
     Investor B Class ................................        3,410           36,270            1,842          19,597
     Investor C Class ................................          605            6,427                2              24
Shares redeemed:
     Institutional Class .............................   (1,052,010)     (11,152,663)        (400,563)     (4,278,793)
     Service Class ...................................      (41,330)        (444,458)        (843,984)     (9,094,525)
     Investor A Class ................................      (79,124)        (838,187)        (120,005)     (1,278,452)
     Investor B Class ................................       (6,775)         (70,482)          (1,803)        (19,206)
     Investor C Class ................................      (48,754)        (523,354)              --              --
                                                         ----------    -------------       ----------    ------------
Net increase (decrease) ..............................     (204,712)    $ (2,110,008)       8,659,037     $91,225,062
                                                         ==========    =============       ==========    ============

                                 BLACKROCK FUNDS

                                                                     Delaware Tax-Free Income Portfolio
                                                         ------------------------------------------------------------
                                                              For the Year Ended                 For the Period
                                                                   9/30/99                  5/11/98 1 through 9/30/98
                                                         ---------------------------       --------------------------
                                                           Shares           Value             Shares          Value
                                                         ----------     ------------       ----------    ------------
Shares sold:
     Institutional Class .............................    1,576,276     $ 15,667,167          521,512     $ 5,306,999
     Service Class ...................................           --               --               10             100
     Investor A Class ................................      336,725        3,400,904          368,575       3,720,920
     Investor B Class ................................      155,502        1,583,445          173,512       1,749,948
     Investor C Class ................................       46,775          478,010           69,280         700,205
Shares issued in conversion:
     Institutional Class .............................           --               --       11,804,724     118,047,237
Shares issued in reinvestment of dividends:
     Institutional Class .............................      144,431        1,460,200               --               1
     Service Class ...................................           --                5               --               1
     Investor A Class ................................        7,070           71,006              478           4,857
     Investor B Class ................................        5,851           58,794              809           8,208
     Investor C Class ................................          464            4,610               --               1
Shares redeemed:
     Institutional Class .............................   (1,925,198)     (19,240,639)      (1,244,022)    (12,590,407)
     Service Class ...................................           --               --               --              --
     Investor A Class ................................     (125,943)      (1,245,406)        (122,682)     (1,249,255)
     Investor B Class ................................       (2,496)         (25,055)          (5,952)        (60,179)
     Investor C Class ................................      (24,169)        (236,139)              (1)            (10)
                                                         ----------     ------------       ----------    ------------
Net increase .........................................      195,288     $  1,976,902       11,566,243    $115,638,626
                                                         ==========     ============       ==========    ============

                                                                      Kentucky Tax-Free Income Portfolio
                                                         ------------------------------------------------------------
                                                              For the Year Ended                 For the Period
                                                                    9/30/99                 5/11/98 1 through 9/30/98
                                                         ---------------------------       --------------------------
                                                           Shares          Value             Shares         Value
                                                         ----------    -------------       ----------    ------------
Shares sold:
     Institutional Class .............................    2,121,093     $ 21,304,021          679,481    $ 6,873,676
     Service Class ...................................       11,768          119,792               10            100
     Investor A Class ................................      217,238        2,164,448           94,545        964,702
     Investor B Class ................................       32,197          325,615               10            100
     Investor C Class ................................       67,325          663,776               10            100
Shares issued in conversion:
     Institutional Class .............................           --               --       21,994,285    219,942,850
Shares issued in reinvestment of dividends:
     Institutional Class .............................      176,567        1,786,848               --              1
     Service Class ...................................           --                5               --              1
     Investor A Class ................................        1,509           14,899               32            321
     Investor B Class ................................          324            3,229               --              1
     Investor C Class ................................          379            3,691               --              1
Shares redeemed:
     Institutional Class .............................   (3,926,262)     (39,348,302)      (3,613,300)   (36,667,080)
     Service Class ...................................      (11,768)        (119,086)              --             --
     Investor A Class ................................     (120,476)      (1,181,728)              --             --
     Investor B Class ................................      (11,450)        (112,367)              --             --
     Investor C Class ................................       (8,443)         (81,346)              --             --
                                                         ----------    -------------       ----------    -----------
Net increase (decrease) ..............................   (1,449,999)    $(14,456,505)      19,155,073    191,114,773
                                                         ==========    =============       ==========    ===========

-------------------
1   Commencement of operations.

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(E) AT SEPTEMBER 30, 1999, NET ASSETS CONSISTED OF:

                                                    Pennsylvania     New Jersey       Ohio         Delaware       Kentucky
                                    Tax-Free          Tax-Free        Tax-Free      Tax-Free       Tax-Free       Tax-Free
                                     Income            Income          Income        Income         Income         Income
                                    Portfolio        Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                    ------------   --------------   ------------   -----------   ------------   ------------
     Capital paid-in .............  $324,664,814   $1,070,217,341   $160,003,804   $96,278,651   $113,759,227   $169,306,317
     Undistributed net
       investment income .........        77,846               --             --         9,453             --             --
     Distributions in excess
       of net investment
       income ....................            --         (841,008)      (156,056)           --       (264,296)      (101,707)
     Accumulated net
       realized loss
       on investment
       transactions,
       futures and
       options contracts .........    (2,713,594)      (4,974,237)      (538,450)     (585,713)      (992,391)      (767,640)
     Net unrealized
       appreciation
       (depreciation) on
       investment
       transactions and
       futures contracts .........    (1,063,029)       5,253,997      2,149,372     1,660,705        686,168      1,992,239
                                    ------------   --------------   ------------   -----------   ------------   ------------
                                    $320,966,037   $1,069,656,093   $161,458,670   $97,363,096   $113,188,708   $170,429,209
                                    ============   ==============   ============   ===========   ============   ============

(F)    DEFERRED POST-OCTOBER LOSSES

     At September 30, 1999, deferred post-October losses for Tax-Free Income Portfolio were $2,460,848, for Pennsylvania Tax-Free Income Portfolio were $4,696,019, for New Jersey Tax-Free Income Portfolio were $464,677, for Ohio Tax-Free Income Portfolio were $644,908, for Delaware Tax-Free Income Portfolio were $859,010, and for Kentucky Tax-Free Income Portfolio were $843,559.

(G)    CONVERSION OF COMMON TRUST FUNDS

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

FUNDS CONVERTED ON MAY 11, 1998:
PNC                                    BlackRock           Shares        Net Assets      Net Assets Value      Unrealized
Common Trust Fund                        Fund              Issued         Converted      Per Share Issued     Appreciation
--------------------------     ---------------------     ----------     ------------     ----------------     ------------
PNC Tax-Free Income            Tax-Free Income           18,151,463     $207,289,708          $11.42           $ 7,404,139
PNC Pennsylvania Tax-Free      Pennsylvania Tax-Free
   Income                        Income                  62,664,588      681,164,104           10.87            19,651,255
PNC Long-Term Pennsylvania     Pennsylvania Tax-Free
   Tax-Free Income               Income                  25,979,904      282,401,518           10.87            13,777,176
PNC New Jersey Tax-Free        New Jersey Tax-Free
   Income                        Income                   7,941,083       93,069,494           11.72             3,307,561
PNC Ohio Tax-Free Income       Ohio Tax-Free Income       8,832,820       93,097,927           10.54             4,176,201
PNC Delaware Tax-Free          Delaware Tax-Free
   Income                        Income                  11,804,724      118,047,237           10.00             3,781,171
PNC Kentucky Tax-Free          Kentucky Tax-Free
   Income                        Income                  21,994,285      219,942,850           10.00             7,351,951

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE BLACKROCK FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios of the BlackRock Funds (the "Fund") at September 30, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 15, 1999

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser                      Co-Administrator and Transfer Agent
   BlackRock Advisors, Inc.                PFPC Inc.
   New York, New York 10154                Wilmington, Delaware 19809

Sub-Adviser                             Co-Administrator and Distributor
   BlackRock Financial Management, Inc.    BlackRock Distributors, Inc.
   New York, New York 10154                West Conshohocken, Pennsylvania 19428

Custodian                               Co-Administrator
   PFPC Trust Co.                          BlackRock Advisors, Inc.
   Philadelphia, Pennsylvania 19103        New York, New York 10154

                                        Counsel
                                           Simpson, Thatcher & Bartlett
                                           New York, New York 10017
                                           (A partnership which includes
                                              professional corporations)

                                        Independent Accountants
                                           PricewaterhouseCoopers LLP
                                           Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
----------------
   Large Cap Value Equity                  Micro-Cap Equity
   Large Cap Growth Equity                 International Equity
   Mid-Cap Value Equity                    International Small Cap Equity
   Mid-Cap Growth Equity                   International Emerging Markets
   Small Cap Value Equity                  Select Equity
   Small Cap Growth Equity                 Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
   Balanced

BOND PORTFOLIOS
---------------
   Low Duration Bond                       GNMA
   Intermediate Government Bond            Managed Income
   Intermediate Bond                       International Bond
   Core Bond                               High Yield Bond
   Government Income

TAX-FREE BOND PORTFOLIOS
------------------------
   Tax-Free Income                         Ohio Tax-Free Income
   Pennsylvania Tax-Free Income            Delaware Tax-Free Income
   New Jersey Tax-Free Income              Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
   Money Market                            North Carolina Municipal Money Market
   U.S. Treasury Money Market              Ohio Municipal Money Market
   Municipal Money Market                  Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market       Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME

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[GRAPHIC OMITTED]
BLACKROCK FUNDS

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                  AR 9/30/99 TFP